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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds (Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Global Fund Class A - SGENX

First Eagle Global Fund Class C - FESGX

First Eagle Global Fund Class I - SGIIX

First Eagle Global Fund Class R6 - FEGRX

First Eagle Overseas Fund Class A - SGOVX

First Eagle Overseas Fund Class C - FESOX

First Eagle Overseas Fund Class I - SGOIX

First Eagle Overseas Fund Class R6 - FEORX

First Eagle U.S. Fund Class A - FEVAX

First Eagle U.S. Fund Class C - FEVCX

First Eagle U.S. Fund Class I - FEVIX

First Eagle U.S. Fund Class R6 - FEVRX

First Eagle Gold Fund Class A - SGGDX

First Eagle Gold Fund Class C - FEGOX

First Eagle Gold Fund Class I - FEGIX

First Eagle Gold Fund Class R6 - FEURX

First Eagle Global Income Builder Fund Class A - FEBAX

First Eagle Global Income Builder Fund Class C - FEBCX

First Eagle Global Income Builder Fund Class I - FEBIX

First Eagle Global Income Builder Fund Class R6 - FEBRX

First Eagle Rising Dividend Fund Class A - FEFAX

First Eagle Rising Dividend Fund Class C - FEAMX

First Eagle Rising Dividend Fund Class I - FEAIX

First Eagle Rising Dividend Fund Class R6 - FEFRX

First Eagle Small Cap Opportunity Fund Class A - FESAX

First Eagle Small Cap Opportunity Fund Class I - FESCX

First Eagle Small Cap Opportunity Fund Class R6 - FESRX

First Eagle U.S. Smid Cap Opportunity Fund Class A - FEMAX

First Eagle U.S. Smid Cap Opportunity Fund Class I - FESMX

First Eagle U.S. Smid Cap Opportunity Fund Class R6 - FEXRX

First Eagle Global Real Assets Fund Class A - FERAX

First Eagle Global Real Assets Fund Class I - FEREX

First Eagle Global Real Assets Fund Class R6 - FERRX

First Eagle High Yield Municipal Fund Class A - FEHAX

First Eagle High Yield Municipal Fund Class C - FEHCX

First Eagle High Yield Municipal Fund Class I - FEHIX

First Eagle High Yield Municipal Fund Class R6 - FEHRX

First Eagle Short Duration High Yield Municipal Fund Class A - FDUAX

First Eagle Short Duration High Yield Municipal Fund Class I - FDUIX

First Eagle Short Duration High Yield Municipal Fund Class R6 - FDURX

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGENX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$58,134,775,648
  Number of Portfolio Holdings203
  Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.6%
Commodities	11.0%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.4%
Oracle Corp. (Software, United States)	2.1%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Philip Morris International, Inc. (Tobacco, United States)	1.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.7%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
Comcast Corp., Class A (Media, United States)	1.5%
Prosus NV (Broadline Retail, China)	1.4%
Total	27.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.4% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.4%
OthersFootnote Reference1	3.0%
Energy	5.2%
Materials	6.1%
Consumer Discretionary	6.9%
Communication Services	7.3%
Information Technology	8.1%
Health Care	10.6%
Industrials	10.6%
Commodities	11.0%
Financials	12.0%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	51.2%
United Kingdom	8.5%
Japan	6.7%
Canada	5.2%
Switzerland	3.6%
France	3.5%
South Korea	3.3%
China	2.4%
Hong Kong	1.9%
Mexico	1.6%
OthersFootnote Reference4	6.7%
Short-Term Investments	5.4%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGENX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FESGX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$94	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$58,134,775,648
  Number of Portfolio Holdings203
  Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.6%
Commodities	11.0%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.4%
Oracle Corp. (Software, United States)	2.1%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Philip Morris International, Inc. (Tobacco, United States)	1.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.7%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
Comcast Corp., Class A (Media, United States)	1.5%
Prosus NV (Broadline Retail, China)	1.4%
Total	27.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.4% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.4%
OthersFootnote Reference1	3.0%
Energy	5.2%
Materials	6.1%
Consumer Discretionary	6.9%
Communication Services	7.3%
Information Technology	8.1%
Health Care	10.6%
Industrials	10.6%
Commodities	11.0%
Financials	12.0%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	51.2%
United Kingdom	8.5%
Japan	6.7%
Canada	5.2%
Switzerland	3.6%
France	3.5%
South Korea	3.3%
China	2.4%
Hong Kong	1.9%
Mexico	1.6%
OthersFootnote Reference4	6.7%
Short-Term Investments	5.4%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FESGX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | SGIIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$58,134,775,648
  Number of Portfolio Holdings203
  Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.6%
Commodities	11.0%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.4%
Oracle Corp. (Software, United States)	2.1%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Philip Morris International, Inc. (Tobacco, United States)	1.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.7%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
Comcast Corp., Class A (Media, United States)	1.5%
Prosus NV (Broadline Retail, China)	1.4%
Total	27.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.4% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.4%
OthersFootnote Reference1	3.0%
Energy	5.2%
Materials	6.1%
Consumer Discretionary	6.9%
Communication Services	7.3%
Information Technology	8.1%
Health Care	10.6%
Industrials	10.6%
Commodities	11.0%
Financials	12.0%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	51.2%
United Kingdom	8.5%
Japan	6.7%
Canada	5.2%
Switzerland	3.6%
France	3.5%
South Korea	3.3%
China	2.4%
Hong Kong	1.9%
Mexico	1.6%
OthersFootnote Reference4	6.7%
Short-Term Investments	5.4%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | SGIIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEGRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$58,134,775,648
  Number of Portfolio Holdings203
  Portfolio Turnover Rate9.35%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.6%
Commodities	11.0%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	5.4%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.4%
Oracle Corp. (Software, United States)	2.1%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Philip Morris International, Inc. (Tobacco, United States)	1.8%
Elevance Health, Inc. (Health Care Providers & Services, United States)	1.7%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	1.7%
British American Tobacco plc (Tobacco, United Kingdom)	1.6%
Comcast Corp., Class A (Media, United States)	1.5%
Prosus NV (Broadline Retail, China)	1.4%
Total	27.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.4% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.4%
OthersFootnote Reference1	3.0%
Energy	5.2%
Materials	6.1%
Consumer Discretionary	6.9%
Communication Services	7.3%
Information Technology	8.1%
Health Care	10.6%
Industrials	10.6%
Commodities	11.0%
Financials	12.0%
Consumer Staples	13.8%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	51.2%
United Kingdom	8.5%
Japan	6.7%
Canada	5.2%
Switzerland	3.6%
France	3.5%
South Korea	3.3%
China	2.4%
Hong Kong	1.9%
Mexico	1.6%
OthersFootnote Reference4	6.7%
Short-Term Investments	5.4%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEGRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGOVX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$13,097,964,403
  Number of Portfolio Holdings147
  Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	88.9%
Commodities	8.9%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	8.9%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Prosus NV (Broadline Retail, China)	2.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Unilever plc (Personal Care Products, United Kingdom)	1.9%
Danone SA (Food Products, France)	1.9%
BAE Systems plc (Aerospace & Defense, United Kingdom)	1.8%
Total	28.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
OthersFootnote Reference1	1.1%
Real Estate	2.6%
Information Technology	5.0%
Energy	5.3%
Health Care	6.0%
Materials	8.7%
Commodities	8.9%
Consumer Discretionary	10.6%
Industrials	14.3%
Financials	14.9%
Consumer Staples	20.4%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Japan	15.5%
United Kingdom	14.9%
United StatesFootnote Reference3	11.8%
Canada	8.4%
South Korea	5.9%
France	5.7%
Switzerland	5.4%
Hong Kong	4.1%
China	3.7%
Germany	3.2%
OthersFootnote Reference4	19.2%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Overseas Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGOVX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FESOX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$98	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$13,097,964,403
  Number of Portfolio Holdings147
  Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	88.9%
Commodities	8.9%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	8.9%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Prosus NV (Broadline Retail, China)	2.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Unilever plc (Personal Care Products, United Kingdom)	1.9%
Danone SA (Food Products, France)	1.9%
BAE Systems plc (Aerospace & Defense, United Kingdom)	1.8%
Total	28.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
OthersFootnote Reference1	1.1%
Real Estate	2.6%
Information Technology	5.0%
Energy	5.3%
Health Care	6.0%
Materials	8.7%
Commodities	8.9%
Consumer Discretionary	10.6%
Industrials	14.3%
Financials	14.9%
Consumer Staples	20.4%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Japan	15.5%
United Kingdom	14.9%
United StatesFootnote Reference3	11.8%
Canada	8.4%
South Korea	5.9%
France	5.7%
Switzerland	5.4%
Hong Kong	4.1%
China	3.7%
Germany	3.2%
OthersFootnote Reference4	19.2%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Overseas Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FESOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | SGOIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$13,097,964,403
  Number of Portfolio Holdings147
  Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	88.9%
Commodities	8.9%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	8.9%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Prosus NV (Broadline Retail, China)	2.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Unilever plc (Personal Care Products, United Kingdom)	1.9%
Danone SA (Food Products, France)	1.9%
BAE Systems plc (Aerospace & Defense, United Kingdom)	1.8%
Total	28.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
OthersFootnote Reference1	1.1%
Real Estate	2.6%
Information Technology	5.0%
Energy	5.3%
Health Care	6.0%
Materials	8.7%
Commodities	8.9%
Consumer Discretionary	10.6%
Industrials	14.3%
Financials	14.9%
Consumer Staples	20.4%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Japan	15.5%
United Kingdom	14.9%
United StatesFootnote Reference3	11.8%
Canada	8.4%
South Korea	5.9%
France	5.7%
Switzerland	5.4%
Hong Kong	4.1%
China	3.7%
Germany	3.2%
OthersFootnote Reference4	19.2%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Overseas Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | SGOIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEORX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$13,097,964,403
  Number of Portfolio Holdings147
  Portfolio Turnover Rate7.17%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	88.9%
Commodities	8.9%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	8.9%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Prosus NV (Broadline Retail, China)	2.2%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	2.0%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Unilever plc (Personal Care Products, United Kingdom)	1.9%
Danone SA (Food Products, France)	1.9%
BAE Systems plc (Aerospace & Defense, United Kingdom)	1.8%
Total	28.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
OthersFootnote Reference1	1.1%
Real Estate	2.6%
Information Technology	5.0%
Energy	5.3%
Health Care	6.0%
Materials	8.7%
Commodities	8.9%
Consumer Discretionary	10.6%
Industrials	14.3%
Financials	14.9%
Consumer Staples	20.4%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

Japan	15.5%
United Kingdom	14.9%
United StatesFootnote Reference3	11.8%
Canada	8.4%
South Korea	5.9%
France	5.7%
Switzerland	5.4%
Hong Kong	4.1%
China	3.7%
Germany	3.2%
OthersFootnote Reference4	19.2%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Overseas Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEORX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEVAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$56	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,379,001,136
  Number of Portfolio Holdings84
  Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.7%
Commodities	13.0%
Master Limited Partnerships	1.7%
Corporate Bonds	1.4%
Convertible Preferred Stocks	0.4%
Short-Term Investments	8.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.0%
Philip Morris International, Inc. (Tobacco, United States)	4.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Oracle Corp. (Software, United States)	3.1%
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.1%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Comcast Corp., Class A (Media, United States)	2.5%
Colgate-Palmolive Co. (Household Products, United States)	2.5%
Total	41.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (2.2% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.8%
OthersFootnote Reference1	0.3%
Real Estate	3.6%
Materials	5.8%
Industrials	6.5%
Energy	7.7%
Consumer Staples	8.1%
Information Technology	9.2%
Financials	10.4%
Communication Services	11.4%
Commodities	13.0%
Health Care	15.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEVAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEVCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$93	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,379,001,136
  Number of Portfolio Holdings84
  Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.7%
Commodities	13.0%
Master Limited Partnerships	1.7%
Corporate Bonds	1.4%
Convertible Preferred Stocks	0.4%
Short-Term Investments	8.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.0%
Philip Morris International, Inc. (Tobacco, United States)	4.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Oracle Corp. (Software, United States)	3.1%
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.1%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Comcast Corp., Class A (Media, United States)	2.5%
Colgate-Palmolive Co. (Household Products, United States)	2.5%
Total	41.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (2.2% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.8%
OthersFootnote Reference1	0.3%
Real Estate	3.6%
Materials	5.8%
Industrials	6.5%
Energy	7.7%
Consumer Staples	8.1%
Information Technology	9.2%
Financials	10.4%
Communication Services	11.4%
Commodities	13.0%
Health Care	15.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEVCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEVIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,379,001,136
  Number of Portfolio Holdings84
  Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.7%
Commodities	13.0%
Master Limited Partnerships	1.7%
Corporate Bonds	1.4%
Convertible Preferred Stocks	0.4%
Short-Term Investments	8.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.0%
Philip Morris International, Inc. (Tobacco, United States)	4.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Oracle Corp. (Software, United States)	3.1%
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.1%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Comcast Corp., Class A (Media, United States)	2.5%
Colgate-Palmolive Co. (Household Products, United States)	2.5%
Total	41.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (2.2% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.8%
OthersFootnote Reference1	0.3%
Real Estate	3.6%
Materials	5.8%
Industrials	6.5%
Energy	7.7%
Consumer Staples	8.1%
Information Technology	9.2%
Financials	10.4%
Communication Services	11.4%
Commodities	13.0%
Health Care	15.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEVIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEVRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,379,001,136
  Number of Portfolio Holdings84
  Portfolio Turnover Rate8.66%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.7%
Commodities	13.0%
Master Limited Partnerships	1.7%
Corporate Bonds	1.4%
Convertible Preferred Stocks	0.4%
Short-Term Investments	8.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.0%
Philip Morris International, Inc. (Tobacco, United States)	4.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.8%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.7%
Oracle Corp. (Software, United States)	3.1%
Elevance Health, Inc. (Health Care Providers & Services, United States)	3.1%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.9%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.8%
Comcast Corp., Class A (Media, United States)	2.5%
Colgate-Palmolive Co. (Household Products, United States)	2.5%
Total	41.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (2.2% of total investments) that settles in 91 days or more; and other short-term investments (5.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.8%
OthersFootnote Reference1	0.3%
Real Estate	3.6%
Materials	5.8%
Industrials	6.5%
Energy	7.7%
Consumer Staples	8.1%
Information Technology	9.2%
Financials	10.4%
Communication Services	11.4%
Commodities	13.0%
Health Care	15.2%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEVRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGGDX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$63	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$3,481,601,299
  Number of Portfolio Holdings30
  Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	80.6%
Commodities	15.1%
Rights	0.1%
Short-Term Investments	4.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.4%
Gold bullion (Precious Metal)Footnote Reference3	7.8%
Silver bullion (Precious Metal)Footnote Reference3	7.3%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.2%
Northern Star Resources Ltd. (Metals & Mining, Australia)	6.9%
Newmont Corp. (Metals & Mining, United States)	6.1%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.9%
Kinross Gold Corp. (Metals & Mining, Canada)	4.9%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.8%
Total	66.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.2%
Commodities	15.1%
Materials	80.7%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Canada	53.3%
United StatesFootnote Reference2	26.0%
Australia	8.3%
South Africa	3.9%
United Kingdom	2.9%
Mexico	1.4%
Short-Term Investments	4.2%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold bullion.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Gold Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | SGGDX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEGOX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$103	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$3,481,601,299
  Number of Portfolio Holdings30
  Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	80.6%
Commodities	15.1%
Rights	0.1%
Short-Term Investments	4.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.4%
Gold bullion (Precious Metal)Footnote Reference3	7.8%
Silver bullion (Precious Metal)Footnote Reference3	7.3%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.2%
Northern Star Resources Ltd. (Metals & Mining, Australia)	6.9%
Newmont Corp. (Metals & Mining, United States)	6.1%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.9%
Kinross Gold Corp. (Metals & Mining, Canada)	4.9%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.8%
Total	66.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.2%
Commodities	15.1%
Materials	80.7%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Canada	53.3%
United StatesFootnote Reference2	26.0%
Australia	8.3%
South Africa	3.9%
United Kingdom	2.9%
Mexico	1.4%
Short-Term Investments	4.2%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold bullion.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Gold Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEGOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEGIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$50	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$3,481,601,299
  Number of Portfolio Holdings30
  Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	80.6%
Commodities	15.1%
Rights	0.1%
Short-Term Investments	4.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.4%
Gold bullion (Precious Metal)Footnote Reference3	7.8%
Silver bullion (Precious Metal)Footnote Reference3	7.3%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.2%
Northern Star Resources Ltd. (Metals & Mining, Australia)	6.9%
Newmont Corp. (Metals & Mining, United States)	6.1%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.9%
Kinross Gold Corp. (Metals & Mining, Canada)	4.9%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.8%
Total	66.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.2%
Commodities	15.1%
Materials	80.7%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Canada	53.3%
United StatesFootnote Reference2	26.0%
Australia	8.3%
South Africa	3.9%
United Kingdom	2.9%
Mexico	1.4%
Short-Term Investments	4.2%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold bullion.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Gold Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEGIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEURX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$3,481,601,299
  Number of Portfolio Holdings30
  Portfolio Turnover Rate3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	80.6%
Commodities	15.1%
Rights	0.1%
Short-Term Investments	4.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.4%
Gold bullion (Precious Metal)Footnote Reference3	7.8%
Silver bullion (Precious Metal)Footnote Reference3	7.3%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.2%
Northern Star Resources Ltd. (Metals & Mining, Australia)	6.9%
Newmont Corp. (Metals & Mining, United States)	6.1%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.9%
Kinross Gold Corp. (Metals & Mining, Canada)	4.9%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.8%
Total	66.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.7% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.2%
Commodities	15.1%
Materials	80.7%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

Canada	53.3%
United StatesFootnote Reference2	26.0%
Australia	8.3%
South Africa	3.9%
United Kingdom	2.9%
Mexico	1.4%
Short-Term Investments	4.2%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes gold bullion.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Gold Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEBAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$60	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,870,642,205
  Number of Portfolio Holdings265
  Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.5%
Corporate Bonds	10.7%
U.S. Treasury Obligations	9.1%
Commodities	8.4%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.4%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.1%
Loan Assignments	0.1%
Short-Term Investments	3.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.4%
British American Tobacco plc (Tobacco, United Kingdom)	3.1%
Unilever plc (Personal Care Products, United Kingdom)	2.9%
Nestle SA (Registered) (Food Products, Switzerland)	2.5%
Philip Morris International, Inc. (Tobacco, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.2%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.9%
KT&G Corp. (Tobacco, South Korea)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Power Corp. of Canada (Insurance, Canada)	1.6%
Total	28.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.0%
OthersFootnote Reference1	6.9%
Consumer Discretionary	4.0%
Real Estate	4.4%
Materials	5.4%
Energy	5.9%
Industrials	7.6%
Health Care	8.4%
Commodities	8.4%
U.S. Treasury Obligations	9.1%
Financials	13.4%
Consumer Staples	23.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	49.8%
United Kingdom	10.4%
Canada	5.5%
Switzerland	5.4%
South Korea	3.7%
Hong Kong	3.6%
Mexico	3.5%
Japan	2.8%
Brazil	2.1%
Chile	1.5%
OthersFootnote Reference4	8.7%
Short-Term Investments	3.0%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Income Builder Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEBAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEBCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$99	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,870,642,205
  Number of Portfolio Holdings265
  Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.5%
Corporate Bonds	10.7%
U.S. Treasury Obligations	9.1%
Commodities	8.4%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.4%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.1%
Loan Assignments	0.1%
Short-Term Investments	3.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.4%
British American Tobacco plc (Tobacco, United Kingdom)	3.1%
Unilever plc (Personal Care Products, United Kingdom)	2.9%
Nestle SA (Registered) (Food Products, Switzerland)	2.5%
Philip Morris International, Inc. (Tobacco, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.2%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.9%
KT&G Corp. (Tobacco, South Korea)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Power Corp. of Canada (Insurance, Canada)	1.6%
Total	28.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.0%
OthersFootnote Reference1	6.9%
Consumer Discretionary	4.0%
Real Estate	4.4%
Materials	5.4%
Energy	5.9%
Industrials	7.6%
Health Care	8.4%
Commodities	8.4%
U.S. Treasury Obligations	9.1%
Financials	13.4%
Consumer Staples	23.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	49.8%
United Kingdom	10.4%
Canada	5.5%
Switzerland	5.4%
South Korea	3.7%
Hong Kong	3.6%
Mexico	3.5%
Japan	2.8%
Brazil	2.1%
Chile	1.5%
OthersFootnote Reference4	8.7%
Short-Term Investments	3.0%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Income Builder Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEBCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEBIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,870,642,205
  Number of Portfolio Holdings265
  Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.5%
Corporate Bonds	10.7%
U.S. Treasury Obligations	9.1%
Commodities	8.4%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.4%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.1%
Loan Assignments	0.1%
Short-Term Investments	3.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.4%
British American Tobacco plc (Tobacco, United Kingdom)	3.1%
Unilever plc (Personal Care Products, United Kingdom)	2.9%
Nestle SA (Registered) (Food Products, Switzerland)	2.5%
Philip Morris International, Inc. (Tobacco, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.2%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.9%
KT&G Corp. (Tobacco, South Korea)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Power Corp. of Canada (Insurance, Canada)	1.6%
Total	28.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.0%
OthersFootnote Reference1	6.9%
Consumer Discretionary	4.0%
Real Estate	4.4%
Materials	5.4%
Energy	5.9%
Industrials	7.6%
Health Care	8.4%
Commodities	8.4%
U.S. Treasury Obligations	9.1%
Financials	13.4%
Consumer Staples	23.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	49.8%
United Kingdom	10.4%
Canada	5.5%
Switzerland	5.4%
South Korea	3.7%
Hong Kong	3.6%
Mexico	3.5%
Japan	2.8%
Brazil	2.1%
Chile	1.5%
OthersFootnote Reference4	8.7%
Short-Term Investments	3.0%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Income Builder Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEBIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEBRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$45	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,870,642,205
  Number of Portfolio Holdings265
  Portfolio Turnover Rate7.34%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	63.5%
Corporate Bonds	10.7%
U.S. Treasury Obligations	9.1%
Commodities	8.4%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.4%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.1%
Loan Assignments	0.1%
Short-Term Investments	3.0%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.4%
British American Tobacco plc (Tobacco, United Kingdom)	3.1%
Unilever plc (Personal Care Products, United Kingdom)	2.9%
Nestle SA (Registered) (Food Products, Switzerland)	2.5%
Philip Morris International, Inc. (Tobacco, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.2%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.9%
KT&G Corp. (Tobacco, South Korea)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Power Corp. of Canada (Insurance, Canada)	1.6%
Total	28.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.5% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.0%
OthersFootnote Reference1	6.9%
Consumer Discretionary	4.0%
Real Estate	4.4%
Materials	5.4%
Energy	5.9%
Industrials	7.6%
Health Care	8.4%
Commodities	8.4%
U.S. Treasury Obligations	9.1%
Financials	13.4%
Consumer Staples	23.5%

Asset Allocation by CountryFootnote Reference2

Based on total investments in the portfolio

United StatesFootnote Reference3	49.8%
United Kingdom	10.4%
Canada	5.5%
Switzerland	5.4%
South Korea	3.7%
Hong Kong	3.6%
Mexico	3.5%
Japan	2.8%
Brazil	2.1%
Chile	1.5%
OthersFootnote Reference4	8.7%
Short-Term Investments	3.0%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.
Footnote[2]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[3]	Includes gold bullion.
Footnote[4]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Income Builder Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEBRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEFAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$390,576,309
  Number of Portfolio Holdings38
  Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.5%
Master Limited Partnerships	3.3%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	5.9%
Comcast Corp., Class A (Media, United States)	5.7%
Oracle Corp. (Software, United States)	5.6%
Schindler Holding AG (Machinery, Switzerland)	5.6%
Philip Morris International, Inc. (Tobacco, United States)	5.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.6%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.4%
Total	52.0%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
Real Estate	2.1%
Financials	2.4%
Energy	6.3%
Consumer Discretionary	10.0%
Industrials	10.6%
Consumer Staples	10.6%
Communication Services	16.8%
Health Care	17.7%
Information Technology	22.3%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Rising Dividend Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEFAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEAMX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$80	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$390,576,309
  Number of Portfolio Holdings38
  Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.5%
Master Limited Partnerships	3.3%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	5.9%
Comcast Corp., Class A (Media, United States)	5.7%
Oracle Corp. (Software, United States)	5.6%
Schindler Holding AG (Machinery, Switzerland)	5.6%
Philip Morris International, Inc. (Tobacco, United States)	5.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.6%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.4%
Total	52.0%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
Real Estate	2.1%
Financials	2.4%
Energy	6.3%
Consumer Discretionary	10.0%
Industrials	10.6%
Consumer Staples	10.6%
Communication Services	16.8%
Health Care	17.7%
Information Technology	22.3%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Rising Dividend Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEAMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEAIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$390,576,309
  Number of Portfolio Holdings38
  Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.5%
Master Limited Partnerships	3.3%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	5.9%
Comcast Corp., Class A (Media, United States)	5.7%
Oracle Corp. (Software, United States)	5.6%
Schindler Holding AG (Machinery, Switzerland)	5.6%
Philip Morris International, Inc. (Tobacco, United States)	5.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.6%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.4%
Total	52.0%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
Real Estate	2.1%
Financials	2.4%
Energy	6.3%
Consumer Discretionary	10.0%
Industrials	10.6%
Consumer Staples	10.6%
Communication Services	16.8%
Health Care	17.7%
Information Technology	22.3%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Rising Dividend Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEAIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEFRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$390,576,309
  Number of Portfolio Holdings38
  Portfolio Turnover Rate10.20%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.5%
Master Limited Partnerships	3.3%
Short-Term Investments	1.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	5.9%
Comcast Corp., Class A (Media, United States)	5.7%
Oracle Corp. (Software, United States)	5.6%
Schindler Holding AG (Machinery, Switzerland)	5.6%
Philip Morris International, Inc. (Tobacco, United States)	5.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.7%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.6%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.4%
Total	52.0%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.2%
Real Estate	2.1%
Financials	2.4%
Energy	6.3%
Consumer Discretionary	10.0%
Industrials	10.6%
Consumer Staples	10.6%
Communication Services	16.8%
Health Care	17.7%
Information Technology	22.3%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Rising Dividend Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEFRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FESAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$58	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,468,926,113
  Number of Portfolio Holdings246
  Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.1%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Intrepid Potash, Inc. (Chemicals, United States)	1.0%
Insteel Industries, Inc. (Building Products, United States)	1.0%
Lincoln National Corp. (Insurance, United States)	1.0%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	0.9%
Axis Capital Holdings Ltd. (Insurance, United States)	0.9%
CECO Environmental Corp. (Commercial Services & Supplies, United States)	0.8%
Louisiana-Pacific Corp. (Paper & Forest Products, United States)	0.8%
Ducommun, Inc. (Aerospace & Defense, United States)	0.8%
Whitestone REIT, REIT (Retail REITs, United States)	0.8%
Total	8.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.9%
OthersFootnote Reference1	1.6%
Communication Services	2.6%
Consumer Staples	3.4%
Real Estate	3.7%
Energy	7.7%
Materials	8.5%
Health Care	9.2%
Financials	12.2%
Information Technology	12.7%
Consumer Discretionary	12.8%
Industrials	19.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Small Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FESAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FESCX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,468,926,113
  Number of Portfolio Holdings246
  Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.1%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Intrepid Potash, Inc. (Chemicals, United States)	1.0%
Insteel Industries, Inc. (Building Products, United States)	1.0%
Lincoln National Corp. (Insurance, United States)	1.0%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	0.9%
Axis Capital Holdings Ltd. (Insurance, United States)	0.9%
CECO Environmental Corp. (Commercial Services & Supplies, United States)	0.8%
Louisiana-Pacific Corp. (Paper & Forest Products, United States)	0.8%
Ducommun, Inc. (Aerospace & Defense, United States)	0.8%
Whitestone REIT, REIT (Retail REITs, United States)	0.8%
Total	8.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.9%
OthersFootnote Reference1	1.6%
Communication Services	2.6%
Consumer Staples	3.4%
Real Estate	3.7%
Energy	7.7%
Materials	8.5%
Health Care	9.2%
Financials	12.2%
Information Technology	12.7%
Consumer Discretionary	12.8%
Industrials	19.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Small Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FESCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FESRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$1,468,926,113
  Number of Portfolio Holdings246
  Portfolio Turnover Rate25.22%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.1%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Intrepid Potash, Inc. (Chemicals, United States)	1.0%
Insteel Industries, Inc. (Building Products, United States)	1.0%
Lincoln National Corp. (Insurance, United States)	1.0%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Lincoln Educational Services Corp. (Diversified Consumer Services, United States)	0.9%
Axis Capital Holdings Ltd. (Insurance, United States)	0.9%
CECO Environmental Corp. (Commercial Services & Supplies, United States)	0.8%
Louisiana-Pacific Corp. (Paper & Forest Products, United States)	0.8%
Ducommun, Inc. (Aerospace & Defense, United States)	0.8%
Whitestone REIT, REIT (Retail REITs, United States)	0.8%
Total	8.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.9%
OthersFootnote Reference1	1.6%
Communication Services	2.6%
Consumer Staples	3.4%
Real Estate	3.7%
Energy	7.7%
Materials	8.5%
Health Care	9.2%
Financials	12.2%
Information Technology	12.7%
Consumer Discretionary	12.8%
Industrials	19.7%
Footnote	Description
Footnote[1]	Includes additional sectors outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Small Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FESRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle..com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEMAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$56	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$50,191,498
  Number of Portfolio Holdings77
  Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.7%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.0%
Expand Energy Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Quanta Services, Inc. (Construction & Engineering, United States)	2.1%
Air Lease Corp., Class A (Trading Companies & Distributors, United States)	2.0%
Old Republic International Corp. (Insurance, United States)	2.0%
Axis Capital Holdings Ltd. (Insurance, United States)	1.9%
Evercore, Inc., Class A (Capital Markets, United States)	1.9%
Quest Diagnostics, Inc. (Health Care Providers & Services, United States)	1.9%
Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure, United States)	1.9%
Total	21.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (8.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.3%
Utilities	1.3%
Materials	2.6%
Energy	5.1%
Consumer Staples	6.2%
Information Technology	10.2%
Consumer Discretionary	14.3%
Health Care	14.5%
Financials	17.1%
Industrials	20.4%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEMAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FESMX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$44	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$50,191,498
  Number of Portfolio Holdings77
  Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.7%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.0%
Expand Energy Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Quanta Services, Inc. (Construction & Engineering, United States)	2.1%
Air Lease Corp., Class A (Trading Companies & Distributors, United States)	2.0%
Old Republic International Corp. (Insurance, United States)	2.0%
Axis Capital Holdings Ltd. (Insurance, United States)	1.9%
Evercore, Inc., Class A (Capital Markets, United States)	1.9%
Quest Diagnostics, Inc. (Health Care Providers & Services, United States)	1.9%
Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure, United States)	1.9%
Total	21.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (8.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.3%
Utilities	1.3%
Materials	2.6%
Energy	5.1%
Consumer Staples	6.2%
Information Technology	10.2%
Consumer Discretionary	14.3%
Health Care	14.5%
Financials	17.1%
Industrials	20.4%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FESMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEXRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$50,191,498
  Number of Portfolio Holdings77
  Portfolio Turnover Rate17.64%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.7%
Short-Term Investments	8.3%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.0%
Expand Energy Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Quanta Services, Inc. (Construction & Engineering, United States)	2.1%
Air Lease Corp., Class A (Trading Companies & Distributors, United States)	2.0%
Old Republic International Corp. (Insurance, United States)	2.0%
Axis Capital Holdings Ltd. (Insurance, United States)	1.9%
Evercore, Inc., Class A (Capital Markets, United States)	1.9%
Quest Diagnostics, Inc. (Health Care Providers & Services, United States)	1.9%
Cheesecake Factory, Inc. (The) (Hotels, Restaurants & Leisure, United States)	1.9%
Total	21.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (8.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.3%
Utilities	1.3%
Materials	2.6%
Energy	5.1%
Consumer Staples	6.2%
Information Technology	10.2%
Consumer Discretionary	14.3%
Health Care	14.5%
Financials	17.1%
Industrials	20.4%

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle U.S. Smid Cap Opportunity Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEXRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FERAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$14,068,193
  Number of Portfolio Holdings68
  Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.4%
Master Limited Partnerships	4.4%
Commodities	2.3%
Exchange Traded Funds	1.3%
Short-Term Investments	0.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.6%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.9%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.8%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.8%
CRH plc (Construction Materials, United States)	2.7%
Nutrien Ltd. (Chemicals, Canada)	2.5%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.5%
FUCHS SE (Preference) (Chemicals, Germany)	2.4%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.3%
Total	27.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	0.6%
Communication Services	1.0%
Investment Funds	1.3%
Commodities	2.3%
Health Care	2.8%
Information Technology	3.6%
Consumer Staples	3.7%
Utilities	9.4%
Industrials	10.2%
Energy	17.0%
Real Estate	21.5%
Materials	26.6%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

United States	44.5%
Canada	15.5%
United Kingdom	10.3%
Mexico	8.6%
Hong Kong	3.9%
Japan	3.9%
Germany	2.4%
China	1.9%
South Korea	1.7%
Australia	1.6%
OthersFootnote Reference2	5.1%
Short-Term Investments	0.6%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Real Assets Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FERAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEREX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$14,068,193
  Number of Portfolio Holdings68
  Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.4%
Master Limited Partnerships	4.4%
Commodities	2.3%
Exchange Traded Funds	1.3%
Short-Term Investments	0.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.6%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.9%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.8%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.8%
CRH plc (Construction Materials, United States)	2.7%
Nutrien Ltd. (Chemicals, Canada)	2.5%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.5%
FUCHS SE (Preference) (Chemicals, Germany)	2.4%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.3%
Total	27.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	0.6%
Communication Services	1.0%
Investment Funds	1.3%
Commodities	2.3%
Health Care	2.8%
Information Technology	3.6%
Consumer Staples	3.7%
Utilities	9.4%
Industrials	10.2%
Energy	17.0%
Real Estate	21.5%
Materials	26.6%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

United States	44.5%
Canada	15.5%
United Kingdom	10.3%
Mexico	8.6%
Hong Kong	3.9%
Japan	3.9%
Germany	2.4%
China	1.9%
South Korea	1.7%
Australia	1.6%
OthersFootnote Reference2	5.1%
Short-Term Investments	0.6%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Real Assets Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEREX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FERRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$14,068,193
  Number of Portfolio Holdings68
  Portfolio Turnover Rate26.15%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	91.4%
Master Limited Partnerships	4.4%
Commodities	2.3%
Exchange Traded Funds	1.3%
Short-Term Investments	0.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.6%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.9%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.8%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.8%
CRH plc (Construction Materials, United States)	2.7%
Nutrien Ltd. (Chemicals, Canada)	2.5%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.5%
FUCHS SE (Preference) (Chemicals, Germany)	2.4%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.3%
Total	27.4%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	0.6%
Communication Services	1.0%
Investment Funds	1.3%
Commodities	2.3%
Health Care	2.8%
Information Technology	3.6%
Consumer Staples	3.7%
Utilities	9.4%
Industrials	10.2%
Energy	17.0%
Real Estate	21.5%
Materials	26.6%

Asset Allocation by CountryFootnote Reference1

Based on total investments in the portfolio

United States	44.5%
Canada	15.5%
United Kingdom	10.3%
Mexico	8.6%
Hong Kong	3.9%
Japan	3.9%
Germany	2.4%
China	1.9%
South Korea	1.7%
Australia	1.6%
OthersFootnote Reference2	5.1%
Short-Term Investments	0.6%
Footnote	Description
Footnote[1]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[2]	Includes additional countries outside the top 10 listed above.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Global Real Assets Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FERRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEHAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$57	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$6,233,485,914
  Number of Portfolio Holdings1,528
  Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	2.9%
AA	8.4%
A	1.1%
BBB	7.8%
BB or lower	6.0%
N/R (Not Rated)	73.8%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FEHAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEHCX

This Semi-Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$94	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$6,233,485,914
  Number of Portfolio Holdings1,528
  Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	2.9%
AA	8.4%
A	1.1%
BBB	7.8%
BB or lower	6.0%
N/R (Not Rated)	73.8%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class C | FEHCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEHIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$46	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$6,233,485,914
  Number of Portfolio Holdings1,528
  Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	2.9%
AA	8.4%
A	1.1%
BBB	7.8%
BB or lower	6.0%
N/R (Not Rated)	73.8%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FEHIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEHRX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$6,233,485,914
  Number of Portfolio Holdings1,528
  Portfolio Turnover Rate49.03%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	2.9%
AA	8.4%
A	1.1%
BBB	7.8%
BB or lower	6.0%
N/R (Not Rated)	73.8%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FEHRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class A | FDUAX

This Semi-Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$802,759,934
  Number of Portfolio Holdings435
  Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%
Short-Term Investments	0.0%Footnote Reference1Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	0.8%
AA	5.9%
A	5.4%
BBB	7.2%
BB or lower	12.2%
N/R (Not Rated)	68.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Less than 0.05%.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class A | FDUAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class I | FDUIX

This Semi-Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$802,759,934
  Number of Portfolio Holdings435
  Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%
Short-Term Investments	0.0%Footnote Reference1Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	0.8%
AA	5.9%
A	5.4%
BBB	7.2%
BB or lower	12.2%
N/R (Not Rated)	68.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Less than 0.05%.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class I | FDUIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FDURX

This Semi-Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Net Assets$802,759,934
  Number of Portfolio Holdings435
  Portfolio Turnover Rate97.61%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	100.0%
Short-Term Investments	0.0%Footnote Reference1Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	0.8%
AA	5.9%
A	5.4%
BBB	7.2%
BB or lower	12.2%
N/R (Not Rated)	68.5%
N/A (not applicable)	0.0%Footnote Reference2
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Less than 0.05%.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

On March 3, 2025, First Eagle Holdings, Inc. ("FE Holdings") announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in FE Holdings. FE Holdings is the parent company to First Eagle Investment Management, LLC (the "Adviser"), which is the investment adviser to the Fund.

The transaction will involve the buyout of all interests in FE Holdings currently held by funds indirectly controlled by Blackstone Inc. and Corsair Capital LLC and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objectives or policies.

First Eagle Short Duration High Yield Municipal Fund

April 30, 2025

Semi-Annual Shareholder Report

Class R6 | FDURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report..

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Semiannual Report

April 30, 2025

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semiannual Report | April 30, 2025

Table of Contents

Item 7
First Eagle Global Fund Consolidated Schedule of Investments	4
First Eagle Overseas Fund Consolidated Schedule of Investments	15
First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund) Consolidated Schedule of Investments	25
First Eagle Gold Fund Consolidated Schedule of Investments	31
First Eagle Global Income Builder Fund Schedule of Investments	35
First Eagle Rising Dividend Schedule of Investments	50
First Eagle Small Cap Opportunity Fund Schedule of Investments	54
First Eagle U.S. Smid Cap Opportunity Fund Schedule of Investments	65
First Eagle Global Real Assets Fund Consolidated Schedule of Investments	70
First Eagle High Yield Municipal Fund Schedule of Investments	74
First Eagle Short Duration High Yield Municipal Fund Schedule of Investments	173
Statements of Assets and Liabilities	204
Statements of Operations	216
Statements of Changes in Net Assets	228
Financial Highlights	246
Notes to Financial Statements	268
Item 8 Changes in and Disagreements with Accountants	303
Item 9 Proxy Disclosures	303
Item 10 Remuneration Paid to Directors, Officers, and Others	303
Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract	303
General Information	308

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 83.4%
Belgium — 0.9%
Groupe Bruxelles Lambert NV	6,469,396	533,686,978
Brazil — 1.2%
Ambev SA, ADR	166,791,911	421,983,535
Itausa SA (Preference)	150,707,188	284,145,249
		706,128,784
Canada — 5.2%
Agnico Eagle Mines Ltd.	1,999,447	234,999,563
Barrick Gold Corp.	20,796,383	395,963,132
Franco-Nevada Corp.	1,228,062	211,040,308
Imperial Oil Ltd.	10,896,401	734,989,358
Nutrien Ltd.	6,438,891	367,338,732
Power Corp. of Canada	10,763,570	407,401,046
Wheaton Precious Metals Corp.	7,730,000	645,609,600
		2,997,341,739
China — 2.4%
Alibaba Group Holding Ltd.	37,671,592	562,438,045
Prosus NV	18,115,368	849,331,914
		1,411,769,959
France — 3.4%
Danone SA	7,847,337	675,235,220
Legrand SA	2,092,188	229,931,106
LVMH Moet Hennessy Louis Vuitton SE	814,596	451,228,541
Pluxee NV	1,781,470	40,064,539
Sanofi SA	3,554,059	388,784,995
Sodexo SA	2,131,829	135,321,759
Wendel SE	867,489	85,296,837
		2,005,862,997
Germany — 1.4%
Brenntag SE	1,126,149	75,208,555
Henkel AG & Co. KGaA (Preference)	3,516,726	273,131,338
Merck KGaA	3,315,208	461,543,470
		809,883,363

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 1.9%
AIA Group Ltd.	41,248,000	309,067,811
CK Asset Holdings Ltd.	54,929,000	224,405,071
Guoco Group Ltd. (a)	12,748,580	103,517,694
Hongkong Land Holdings Ltd.	31,759,300	155,430,092
Jardine Matheson Holdings Ltd.	7,051,271	313,323,824
		1,105,744,492
Japan — 6.7%
Chofu Seisakusho Co. Ltd. (b)	2,707,400	34,150,021
FANUC Corp.	17,670,600	448,473,860
Hirose Electric Co. Ltd.	1,258,915	142,400,204
Hoshizaki Corp.	6,107,800	259,679,907
Keyence Corp.	263,400	110,125,336
Mitsubishi Electric Corp.	24,592,300	475,748,018
MS&AD Insurance Group Holdings, Inc.	24,566,360	558,388,777
Secom Co. Ltd.	12,674,260	466,037,975
Shimano, Inc.	3,377,090	475,782,672
SMC Corp.	1,416,056	458,293,634
Sompo Holdings, Inc.	11,453,400	375,340,651
T Hasegawa Co. Ltd. (b)	3,002,800	60,181,977
USS Co. Ltd.	2,597,200	25,888,229
		3,890,491,261
Mexico — 1.6%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	703,164,559
Fresnillo plc	5,445,510	72,983,762
Grupo Mexico SAB de CV, Series B	3,934,693	20,445,436
Industrias Penoles SAB de CV*	6,234,643	124,336,785
		920,930,542
Netherlands — 0.5%
Heineken Holding NV	3,269,505	255,641,993
Heineken NV	439,351	39,328,595
		294,970,588
Norway — 0.3%
Orkla ASA	16,166,787	180,299,425

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
South Korea — 3.3%
Hyundai Mobis Co. Ltd.	999,985	187,705,858
KT&G Corp.	5,242,098	423,112,214
NAVER Corp.	2,140,516	301,182,611
Samsung Electronics Co. Ltd.	11,473,361	447,662,305
Samsung Electronics Co. Ltd. (Preference)	12,016,075	396,658,506
Samsung Life Insurance Co. Ltd.	2,998,664	182,071,846
		1,938,393,340
Sweden — 1.1%
Investor AB, Class A	4,970,940	148,046,186
Investor AB, Class B	11,255,824	333,492,785
Svenska Handelsbanken AB, Class A	10,429,006	136,513,806
		618,052,777
Switzerland — 3.6%
Cie Financiere Richemont SA (Registered)	4,501,227	795,390,296
Galderma Group AG	186,050	21,608,908
Nestle SA (Registered)	4,863,144	517,620,330
Schindler Holding AG	1,798,637	657,842,476
Schindler Holding AG (Registered)	211,870	75,117,223
		2,067,579,233
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,514,485	585,829,505
Thailand — 0.3%
Bangkok Bank PCL, NVDR	42,690,800	178,802,343
United Kingdom — 8.5%
BAE Systems plc	27,034,130	626,722,397
Berkeley Group Holdings plc (b)	6,528,960	363,945,780
British American Tobacco plc	20,559,170	895,523,309
Derwent London plc, REIT	4,966,240	128,597,611
Diageo plc	6,908,194	193,984,810
Haleon plc	107,935,852	543,119,056
Lloyds Banking Group plc	396,239,696	389,296,935
Reckitt Benckiser Group plc	9,376,596	605,226,680
Shell plc	11,330,510	368,587,061
Unilever plc	12,894,404	822,277,832
		4,937,281,471

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 40.1%
Alphabet, Inc., Class A	2,694,360	427,864,368
Alphabet, Inc., Class C	5,094,822	819,705,912
American Express Co.	1,531,880	408,108,151
Analog Devices, Inc.	1,978,983	385,743,366
Bank of New York Mellon Corp. (The)	9,925,724	798,127,467
Becton Dickinson & Co.	4,660,770	965,198,859
Berkshire Hathaway, Inc., Class A*	675	540,364,500
Bio-Rad Laboratories, Inc., Class A*	1,676,148	409,114,204
BXP, Inc., REIT	2,473,129	157,612,511
Carlisle Cos., Inc.	403,991	153,306,505
CH Robinson Worldwide, Inc. (b)	7,566,045	675,042,535
Charter Communications, Inc., Class A*	567,150	222,243,399
Colgate-Palmolive Co.	5,342,322	492,508,665
Comcast Corp., Class A	24,979,449	854,297,156
Cummins, Inc.	1,119,800	329,042,032
Deere & Co.	381,724	176,951,977
Dentsply Sirona, Inc. (b)	10,435,979	145,060,108
Dollar General Corp.	4,406,100	412,807,509
Douglas Emmett, Inc., REIT (b)	9,162,021	126,710,750
Elevance Health, Inc.	2,300,110	967,380,264
Equity Residential, REIT	6,189,955	434,906,238
Expeditors International of Washington, Inc.	3,823,523	420,243,413
Extra Space Storage, Inc., REIT	1,155,209	169,261,223
Exxon Mobil Corp.	5,306,628	560,539,116
Ferguson Enterprises, Inc.	444,071	75,341,086
Fidelity National Financial, Inc.	4,297,027	275,224,579
Flowserve Corp.	2,915,531	131,869,467
HCA Healthcare, Inc.	3,109,934	1,073,176,025
International Flavors & Fragrances, Inc.	2,916,342	228,816,193
IPG Photonics Corp.* (b)	3,319,802	198,822,942
JG Boswell Co.	2,485	1,273,563
Kraft Heinz Co. (The)	2,639,545	76,810,760
Medtronic plc	6,658,084	564,339,200
Meta Platforms, Inc., Class A	2,584,560	1,418,923,440

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 40.1% (continued)
Microsoft Corp.	466,954	184,568,238
Mills Music Trust (b)	31,592	750,310
Newmont Corp.	8,042,727	423,690,858
Noble Corp. plc (b)	9,141,720	198,740,993
NOV, Inc. (b)	28,255,276	328,043,754
ONEOK, Inc.	1,994,428	163,862,204
Oracle Corp.	8,840,792	1,244,076,250
Philip Morris International, Inc.	5,939,369	1,017,770,272
PPG Industries, Inc.	4,111,217	447,547,083
Ross Stores, Inc.	1,040,944	144,691,216
Royal Gold, Inc.	1,438,598	262,846,241
RPM International, Inc.	217,286	23,195,280
Salesforce, Inc.	1,958,768	526,340,549
Schlumberger NV	20,475,698	680,816,959
Texas Instruments, Inc.	2,881,064	461,114,293
Universal Health Services, Inc., Class B	3,368,166	596,401,154
US Bancorp	5,965,007	240,628,382
Walt Disney Co. (The)	2,500,477	227,418,383
Weyerhaeuser Co., REIT	10,347,140	268,094,397
Willis Towers Watson plc	2,511,169	772,937,818
		23,310,272,117
Total Common Stocks (Cost $32,582,243,099)		48,493,320,914
	Ounces
Commodities — 11.0%
Gold bullion* (Cost $1,871,828,285)	1,946,358	6,411,069,452
	Principal Amount ($)
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡ (Cost $5,240,057)	5,467,000	5,275,655

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 5.4%
Commercial Paper — 4.9%
Air Liquide US LLC 4.44%, 07/22/2025 (d)	75,000,000	74,243,955
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (d)(e)	55,955,000	55,948,017
Apple, Inc. 4.30%, 08/04/2025 (d)(e)	45,000,000	44,485,079
Coca-Cola Co. (The) 4.31%, 05/12/2025 (d)	100,000,000	99,856,470
CVS Caremark Corp. 4.80%, 05/01/2025 (d)	83,931,000	83,919,770
Engie SA 4.38%, 05/28/2025 (d)	75,000,000	74,735,520
4.35%, 06/11/2025 (d)	75,000,000	74,602,747
4.37%, 06/16/2025 (d)	50,000,000	49,704,075
4.37%, 06/17/2025 (d)	50,000,000	49,698,000
4.39%, 06/18/2025 (d)	50,000,000	49,691,935
4.47%, 07/23/2025 (d)	100,000,000	98,963,530
Entergy Corp. 4.53%, 05/01/2025 (d)(e)	36,371,000	36,366,399
Erste Abwicklungsanstalt 4.36%, 07/30/2025 (d)(e)	90,000,000	89,012,691
General Dynamics Corp. 4.41%, 05/19/2025 (d)(e)	50,000,000	49,884,935
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (d)	27,942,000	27,938,197
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (d)(e)	129,254,000	129,237,468
Government of Quebec 4.38%, 08/01/2025 (d)(e)	70,000,000	69,220,340
Honeywell International, Inc. 4.35%, 06/11/2025 (d)(e)	13,000,000	12,934,207
Hydro-Quebec 4.32%, 05/01/2025 (d)(e)	50,000,000	49,994,055
4.32%, 05/05/2025 (d)	100,000,000	99,940,460
4.37%, 07/29/2025 (d)(e)	40,500,000	40,066,650
Johnson & Johnson 4.33%, 05/09/2025 (d)(e)	115,000,000	114,876,421

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.9% (continued)
Kreditanstalt fuer Wiederaufbau 4.34%, 05/08/2025 (d)(e)	80,000,000	79,923,824
4.28%, 07/24/2025 (d)	53,000,000	52,467,324
4.29%, 07/25/2025 (d)(e)	39,500,000	39,098,652
NRW Bank 4.37%, 05/27/2025 (d)(e)	50,000,000	49,841,000
4.39%, 06/23/2025 (d)(e)	46,000,000	45,707,440
Onttea Cp 0 08/01/25 4.37%, 08/01/2025 (d)(e)	45,000,000	44,498,093
Philip Morris International, Inc. 4.40%, 05/14/2025 (d)	50,000,000	49,915,355
4.40%, 05/21/2025 (d)	50,000,000	49,872,655
4.46%, 05/23/2025 (d)	50,000,000	49,860,360
4.42%, 07/25/2025 (d)	50,000,000	49,474,125
4.42%, 07/28/2025 (d)	40,000,000	39,564,824
Province of Quebec 4.36%, 07/29/2021 (d)	40,000,000	39,568,000
PSP Capital, Inc. 4.35%, 05/02/2025 (d)(e)	75,000,000	74,982,030
4.32%, 05/15/2025 (d)(e)	50,000,000	49,910,065
4.32%, 05/16/2025 (d)(e)	50,000,000	49,904,195
4.34%, 06/09/2025 (d)(e)	75,000,000	74,640,000
4.34%, 06/10/2025 (d)(e)	75,000,000	74,630,917
4.35%, 06/25/2025 (d)(e)	50,000,000	49,663,325
4.37%, 07/28/2025 (d)(e)	90,000,000	89,038,728
4.37%, 08/05/2025 (d)(e)	45,000,000	44,476,907
Total Finance USA, Inc. 4.42%, 05/12/2021 (d)(e)	30,000,000	29,956,356
4.42%, 05/20/2021 (d)(e)	50,000,000	49,879,040
TotalEnergies Capital SA 4.42%, 05/06/2025 (d)(e)	100,000,000	99,927,400
4.42%, 05/22/2025 (d)(e)	50,000,000	49,866,990
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (d)(e)	37,489,000	37,484,216
Total Commercial Paper (Cost $2,839,907,010)		2,839,472,742

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills 4.27%, 05/15/2025 (d)(f)	40,000,000	39,934,433
4.23%, 08/07/2025 (d)(f)	40,000,000	39,544,654
4.15%, 09/18/2025 (d)(f)	40,000,000	39,362,806
4.08%, 10/02/2025 (d)(f)	60,000,000	58,949,695
3.93%, 10/30/2025 (d)(f)	50,000,000	48,980,041
Total U.S. Treasury Obligations (Cost $226,851,998)		226,771,629
	Shares
Investment Companies — 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (g) (Cost $63,735,501)	63,735,501	63,735,501
Total Short-Term Investments (Cost $3,130,494,509)		3,129,979,872
Total Investments — 99.8% (Cost $37,589,805,950)		58,039,645,893
Other Assets Less Liabilities — 0.2%		95,129,755
Net Assets — 100.0%		58,134,775,648

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2025 amounted to $103,517,694, which represents approximately 0.18% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/04 - 12/29/20	$115,604,847	$8.12

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2025.

(e)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $1,725,455,440, which represents approximately 2.97% of net assets of the Fund.

(f)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(g)  Represents 7-day effective yield as of April 30, 2025.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,361,554,020
Aggregate gross unrealized depreciation	(2,022,780,442)
Net unrealized appreciation	$20,338,773,578
Federal income tax cost of investments	$37,589,805,950

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	157,142,000	USD	170,609,069	Goldman Sachs	05/07/2025	$7,463,123
GBP	4,739,000	USD	6,110,609	Goldman Sachs	05/07/2025	205,026
EUR	175,539,000	USD	191,014,518	JPMorgan Chase Bank	06/04/2025	8,257,776
GBP	14,364,000	USD	18,538,309	JPMorgan Chase Bank	06/04/2025	606,913
EUR	223,751,000	USD	243,823,702	UBS AG	07/02/2025	10,660,497
USD	233,443,956	EUR	203,826,000	Goldman Sachs	09/03/2025	727,980
USD	78,577,645	GBP	58,809,000	Goldman Sachs	09/03/2025	170,716
Total unrealized appreciation						28,092,031
EUR	182,556,000	USD	207,593,555	Goldman Sachs	05/07/2025	(722,400)
GBP	52,435,000	USD	70,036,905	Goldman Sachs	05/07/2025	(157,118)
JPY	16,124,703,000	USD	112,870,664	Goldman Sachs	05/07/2025	(31,556)
USD	356,394,157	EUR	339,698,000	Goldman Sachs	05/07/2025	(28,549,190)
USD	71,890,588	GBP	57,174,000	Goldman Sachs	05/07/2025	(4,304,835)
USD	103,715,849	JPY	16,124,703,000	Goldman Sachs	05/07/2025	(9,123,259)
USD	374,164,048	EUR	358,095,000	JPMorgan Chase Bank	06/04/2025	(32,346,256)
USD	82,771,863	GBP	66,799,000	JPMorgan Chase Bank	06/04/2025	(6,261,952)
USD	94,943,814	JPY	14,551,782,000	JPMorgan Chase Bank	06/04/2025	(7,221,206)
USD	428,642,508	EUR	406,307,000	UBS AG	07/02/2025	(33,472,573)
USD	87,555,004	JPY	12,907,490,000	UBS AG	07/02/2025	(3,351,441)
USD	187,403,168	EUR	172,434,000	Bank of New York Mellon	08/06/2025	(9,134,887)
USD	91,587,298	JPY	13,581,572,000	Bank of New York Mellon	08/06/2025	(4,455,427)
USD	103,143,587	JPY	14,548,403,000	Goldman Sachs	09/03/2025	(26,296)
Total unrealized depreciation						(139,158,396)
Net unrealized depreciation						$(111,066,365)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 3.9%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	$36,095,872	$—	$(1,315,101)	$(894,160)
T Hasegawa Co. Ltd.	65,161,051	—	—	—
	101,256,923	—	(1,315,101)	(894,160)
United Kingdom — 0.6%
Berkeley Group Holdings plc	372,574,034	—	—	—
United States — 3.1%
CH Robinson Worldwide, Inc.	823,996,146	—	(48,288,702)	14,585,470
Dentsply Sirona, Inc.	241,801,633	—	—	—
Douglas Emmett, Inc., REIT	162,992,354	—	—	—
Flowserve Corp.^	415,446,250	—	(308,624,827)	56,028,426
IPG Photonics Corp.*	268,771,170	—	—	—
Mills Music Trust	1,137,312	—	—	—
Noble Corp. plc^^	171,568,734	122,490,591	—	—
NOV, Inc.	438,239,331	—	—	—
	2,523,952,930	122,490,591	(356,913,529)	70,613,896
Total Common Stocks	2,997,783,887	122,490,591	(358,228,630)	69,719,736
Total	$2,997,783,887	$122,490,591	$(358,228,630)	$69,719,736

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2025	Shares at April 30, 2025	Dividend Income
Common Stocks — 3.9%
Japan — 0.2%
Chofu Seisakusho Co. Ltd.	$263,410	$34,150,021	2,707,400	$368,552
T Hasegawa Co. Ltd.	(4,979,074)	60,181,977	3,002,800	667,712
	(4,715,664)	94,331,998	5,710,200	1,036,264
United Kingdom — 0.6%
Berkeley Group Holdings plc	(8,628,254)	363,945,780	6,528,960	2,774,746
United States — 3.1%
CH Robinson Worldwide, Inc.	(115,250,379)	675,042,535	7,566,045	9,484,113
Dentsply Sirona, Inc.	(96,741,525)	145,060,108	10,435,979	3,339,513
Douglas Emmett, Inc., REIT	(36,281,604)	126,710,750	9,162,021	3,481,568
Flowserve Corp.^	(30,980,382)	131,869,467	2,915,531	1,790,267
IPG Photonics Corp.*	(69,948,228)	198,822,942	3,319,802	—
Mills Music Trust	(387,002)	750,310	31,592	—
Noble Corp. plc^^	(95,318,332)	198,740,993	9,141,720	8,484,401
NOV, Inc.	(110,195,577)	328,043,754	28,255,276	4,238,291
	(555,103,029)	1,805,040,859	70,827,966	30,818,153
Total Common Stocks	(568,446,947)	2,263,318,637	83,067,126	34,629,163
Total	$(568,446,947)	$2,263,318,637	83,067,126	$34,629,163

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2025.

^^  Represents an unaffiliated issuer as of October 31, 2024.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 88.6%
Belgium — 1.9%
Groupe Bruxelles Lambert NV	2,664,632	219,816,409
Legris Industries SA*‡ (a)(b)(c)	905,366	22,379,549
		242,195,958
Brazil — 2.3%
Ambev SA, ADR	75,441,038	190,865,826
Itausa SA (Preference)	51,995,634	98,033,230
		288,899,056
Canada — 8.3%
Agnico Eagle Mines Ltd.	441,349	51,872,754
Barrick Gold Corp.	4,261,436	81,137,741
CAE, Inc.*	762,974	19,088,186
Franco-Nevada Corp.	306,336	52,643,306
Imperial Oil Ltd.	5,850,392	394,623,496
Nutrien Ltd.	3,011,174	171,787,477
Power Corp. of Canada	4,489,154	169,914,446
Wheaton Precious Metals Corp.	1,823,029	152,259,382
		1,093,326,788
Chile — 1.1%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	142,954,946
China — 3.7%
Alibaba Group Holding Ltd.	13,121,728	195,907,809
Prosus NV	6,044,723	283,404,464
		479,312,273
Faroe Islands — 0.4%
Bakkafrost P/F	1,037,685	52,326,000
Finland — 0.4%
Kesko OYJ, Class B	2,190,611	50,293,869
France — 5.7%
Danone SA	2,890,957	248,756,487
Laurent-Perrier (c)	558,938	61,419,712
Legrand SA	807,311	88,723,342
LVMH Moet Hennessy Louis Vuitton SE	216,751	120,064,716
Pluxee NV	669,814	15,063,846

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
France — 5.7% (continued)
Sanofi SA	1,197,140	130,957,328
Sodexo SA	641,855	40,742,924
Wendel SE	439,181	43,182,968
		748,911,323
Germany — 3.2%
Brenntag SE	557,632	37,240,806
FUCHS SE (Preference)	2,212,932	110,962,246
Henkel AG & Co. KGaA (Preference)	1,433,672	111,348,098
Merck KGaA	1,117,886	155,632,161
		415,183,311
Hong Kong — 4.1%
AIA Group Ltd.	13,725,400	102,843,273
CK Asset Holdings Ltd.	23,053,000	94,179,943
Great Eagle Holdings Ltd.	22,777,700	38,180,167
Guoco Group Ltd. (d)	7,806,340	63,387,006
Hongkong Land Holdings Ltd.	15,024,400	73,529,451
Jardine Matheson Holdings Ltd.	3,666,800	162,934,568
		535,054,408
Japan — 15.3%
As One Corp.	2,847,960	45,136,321
Chofu Seisakusho Co. Ltd.	1,475,100	18,606,300
Daiichikosho Co. Ltd.	5,004,288	58,524,779
FANUC Corp.	6,879,600	174,601,925
Hirose Electric Co. Ltd.	714,830	80,856,879
Hoshizaki Corp.	2,796,700	118,904,810
Kansai Paint Co. Ltd. (c)	11,635,930	175,391,880
Keyence Corp.	74,800	31,273,254
MISUMI Group, Inc.	1,689,700	23,671,454
Mitsubishi Electric Corp.	9,698,800	187,627,220
MS&AD Insurance Group Holdings, Inc.	7,817,200	177,683,497
Nagaileben Co. Ltd.	1,687,224	24,873,608
Nihon Kohden Corp.	5,018,000	60,615,271
Pilot Corp.	742,300	20,718,504
Secom Co. Ltd.	5,385,700	198,034,498
Shimano, Inc.	1,287,470	181,385,725

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Japan — 15.3% (continued)
SK Kaken Co. Ltd.	437,805	27,340,784
SMC Corp.	459,890	148,839,212
Sompo Holdings, Inc.	4,072,000	133,443,967
T Hasegawa Co. Ltd.	1,906,436	38,208,701
TIS, Inc.	2,317,600	66,893,325
USS Co. Ltd.	3,806,100	37,938,237
		2,030,570,151
Mexico — 2.7%
Fomento Economico Mexicano SAB de CV, ADR	2,467,172	259,817,883
Fresnillo plc	1,303,809	17,474,375
Grupo Mexico SAB de CV, Series B	6,922,272	35,969,481
Industrias Penoles SAB de CV*	2,124,178	42,362,243
		355,623,982
Netherlands — 1.4%
HAL Trust	644,459	84,807,821
Heineken Holding NV	1,150,489	89,956,523
Heineken NV	140,099	12,540,991
		187,305,335
Norway — 1.1%
Orkla ASA	13,060,096	145,652,182
Singapore — 2.0%
Haw Par Corp. Ltd. (c)	19,436,313	192,937,622
UOL Group Ltd.	14,477,700	64,044,734
		256,982,356
South Korea — 5.8%
Fursys, Inc. (c)	872,463	27,523,115
Hyundai Mobis Co. Ltd.	505,396	94,867,213
KT&G Corp.	2,242,051	180,965,553
NAVER Corp.	655,708	92,261,795
NongShim Co. Ltd.	189,870	53,809,902
Samsung Electronics Co. Ltd.	3,413,647	133,192,103
Samsung Electronics Co. Ltd. (Preference)	4,008,416	132,320,438
Samsung Life Insurance Co. Ltd.	910,865	55,305,587
		770,245,706

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Sweden — 3.0%
Industrivarden AB, Class C	1,572,517	55,221,616
Investor AB, Class B	7,625,327	225,926,732
L E Lundbergforetagen AB, Class B	624,661	32,959,649
Svenska Handelsbanken AB, Class A	5,974,046	78,199,184
		392,307,181
Switzerland — 5.4%
Cie Financiere Richemont SA (Registered)	1,507,492	266,381,702
Galderma Group AG	57,490	6,677,216
Nestle SA (Registered)	1,712,170	182,238,897
Schindler Holding AG	616,969	225,653,322
Schindler Holding AG (Registered)	82,435	29,226,829
		710,177,966
Taiwan — 1.8%
Taiwan Secom Co. Ltd.	8,545,694	30,666,732
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,284,857	214,172,813
		244,839,545
Thailand — 0.8%
Bangkok Bank PCL, NVDR	19,959,159	83,595,163
Thai Beverage PCL	52,214,985	20,011,358
		103,606,521
Turkey — 0.4%
AG Anadolu Grubu Holding A/S	7,024,323	50,021,418
United Kingdom — 14.9%
BAE Systems plc	10,350,116	239,942,973
Berkeley Group Holdings plc	2,512,868	140,075,556
Big Yellow Group plc, REIT	2,602,379	35,035,498
British American Tobacco plc	7,127,880	310,478,618
Diageo plc	2,255,588	63,337,800
Great Portland Estates plc, REIT	7,832,988	32,360,972
Haleon plc	33,065,514	166,381,331
Lloyds Banking Group plc	173,711,484	170,667,778
Reckitt Benckiser Group plc	3,583,284	231,288,527
Shell plc	9,120,566	296,696,496
Unilever plc	4,000,171	255,091,429
		1,941,356,978

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 2.9%
Newmont Corp.	1,938,603	102,125,606
Royal Gold, Inc.	411,512	75,187,358
Willis Towers Watson plc	645,984	198,833,875
		376,146,839
Total Common Stocks (Cost $8,028,102,295)		11,613,294,092
	Ounces
Commodities — 8.9%
Gold bullion* (Cost $272,993,545)	352,647	1,161,576,709
Short-Term Investments — 2.2%
Commercial Paper — 1.5%
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (e)(f)	14,034,000	14,032,249
CVS Caremark Corp. 4.80%, 05/01/2025 (e)	21,052,000	21,049,183
Entergy Corp. 4.53%, 05/01/2025 (e)(f)	9,122,000	9,120,846
Erste Abwicklungsanstalt 4.36%, 07/30/2025 (e)(f)	10,000,000	9,890,299
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (e)	7,017,000	7,016,045
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (e)(f)	32,420,000	32,415,853
Government of Quebec 4.38%, 08/01/2025 (e)(f)	5,000,000	4,944,310
Hydro-Quebec 4.37%, 07/29/2025 (e)(f)	10,000,000	9,893,000
Kreditanstalt fuer Wiederaufbau 4.34%, 05/08/2025 (e)(f)	20,000,000	19,980,956
4.29%, 07/25/2025 (e)(f)	10,000,000	9,898,393
Onttea Cp 0 08/01/25 4.37%, 08/01/2025 (e)(f)	5,000,000	4,944,233
Philip Morris International, Inc. 4.42%, 07/28/2025 (e)	10,000,000	9,891,206

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Ounces	Value ($)
Commercial Paper — 1.5% (continued)
Province of Quebec 4.36%, 07/29/2021 (e)	10,000,000	9,892,000
PSP Capital, Inc. 4.37%, 07/28/2025 (e)(f)	10,000,000	9,893,192
4.37%, 08/05/2025 (e)(f)	5,000,000	4,941,879
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (e)(f)	9,403,000	9,401,800
Total Commercial Paper (Cost $187,229,677)		187,205,444
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills 4.29%, 05/15/2025 (e)(g)	15,000,000	14,975,413
4.23%, 08/07/2025 (e)(g)	15,000,000	14,829,245
4.16%, 09/18/2025 (e)(g)	15,000,000	14,761,052
4.07%, 10/02/2025 (e)(g)	22,500,000	22,106,136
3.90%, 10/30/2025 (e)(g)	15,000,000	14,694,012
Total U.S. Treasury Obligations (Cost $81,395,374)		81,365,858
	Shares
Investment Companies — 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (h) (Cost $15,804,241)	15,804,241	15,804,241
Total Short-Term Investments (Cost $284,429,292)		284,375,543
Total Investments — 99.7% (Cost $8,585,525,132)		13,059,246,344
Other Assets Less Liabilities — 0.3%		38,718,059
Net Assets — 100.0%		13,097,964,403

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

of all such securities at April 30, 2025 amounted to $22,379,549, which represents approximately 0.17% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$24.72

(b)  Security fair valued as of April 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at April 30, 2025 amounted to $22,379,549, which represents approximately 0.17% of net assets of the Fund.

(c)  Affiliated company as defined under the Investment Company Act of 1940.

(d)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2025 amounted to $63,387,006, which represents approximately 0.48% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/03 - 09/15/09	$57,283,838	$8.12

(e)  The rate shown was the current yield as of April 30, 2025.

(f)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $139,357,010, which represents approximately 1.06% of net assets of the Fund.

(g)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(h)  Represents 7-day effective yield as of April 30, 2025.

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,798,371,265
Aggregate gross unrealized depreciation	(376,620,093)
Net unrealized appreciation	$4,421,751,172
Federal income tax cost of investments	$8,585,525,132

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	75,905,000	USD	82,410,059	Goldman Sachs	05/07/2025	$3,604,945
GBP	68,000	USD	87,681	Goldman Sachs	05/07/2025	2,942
EUR	75,523,000	USD	82,181,108	JPMorgan Chase Bank	06/04/2025	3,552,783
GBP	5,429,000	USD	7,006,717	JPMorgan Chase Bank	06/04/2025	229,388
EUR	99,683,000	USD	108,625,562	UBS AG	07/02/2025	4,749,343
USD	90,390,156	EUR	78,922,000	Goldman Sachs	09/03/2025	281,876
USD	32,318,796	GBP	24,188,000	Goldman Sachs	09/03/2025	70,216
Total unrealized appreciation						12,491,493
EUR	82,639,000	USD	93,972,939	Goldman Sachs	05/07/2025	(327,014)
GBP	21,731,000	USD	29,025,879	Goldman Sachs	05/07/2025	(65,115)
JPY	8,596,009,000	USD	60,170,860	Goldman Sachs	05/07/2025	(16,822)
USD	166,336,438	EUR	158,544,000	Goldman Sachs	05/07/2025	(13,324,491)
USD	27,410,063	GBP	21,799,000	Goldman Sachs	05/07/2025	(1,641,324)
USD	55,290,468	JPY	8,596,009,000	Goldman Sachs	05/07/2025	(4,863,570)
USD	165,259,314	EUR	158,162,000	JPMorgan Chase Bank	06/04/2025	(14,286,568)
USD	33,654,453	GBP	27,160,000	JPMorgan Chase Bank	06/04/2025	(2,546,065)
USD	49,457,882	JPY	7,580,276,000	JPMorgan Chase Bank	06/04/2025	(3,761,652)
USD	192,344,605	EUR	182,322,000	UBS AG	07/02/2025	(15,020,136)
USD	47,918,947	JPY	7,064,283,000	UBS AG	07/02/2025	(1,834,247)
USD	86,779,685	EUR	79,848,000	Bank of New York Mellon	08/06/2025	(4,230,038)
USD	52,055,324	JPY	7,719,336,000	Bank of New York Mellon	08/06/2025	(2,532,325)
USD	47,717,724	JPY	6,730,585,000	Goldman Sachs	09/03/2025	(12,166)
Total unrealized depreciation						(64,461,533)
Net unrealized depreciation						$(51,970,040)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 5.3%
Belgium — 0.2%
Legris Industries SA*‡ (a)(b)	$22,955,965	$—	$—	$—
Chile — 1.1%
Cia Cervecerias Unidas SA, ADR	101,909,406	—	—	—
France — 0.5%
Laurent-Perrier	61,102,473	—	—	—
Japan — 1.8%
Daiichikosho Co. Ltd.^	71,632,170	—	(8,339,438)	(3,782,023)
Kansai Paint Co. Ltd.^^	142,088,475	40,855,061	—	—
	213,720,645	40,855,061	(8,339,438)	(3,782,023)
Singapore — 1.5%
Haw Par Corp. Ltd.	157,504,310	—	—	—
South Korea — 0.2%
Fursys, Inc.	26,431,518	—	—	—
Total Common Stocks	583,624,317	40,855,061	(8,339,438)	(3,782,023)
Total	$583,624,317	$40,855,061	$(8,339,438)	$(3,782,023)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2025	Shares at April 30, 2025	Dividend Income
Common Stocks — 5.3%
Belgium — 0.2%
Legris Industries SA*‡ (a)(b)	$(576,416)	$22,379,549	905,366	$—
Chile — 1.1%
Cia Cervecerias Unidas SA, ADR	41,045,540	142,954,946	9,392,572	2,918,492
France — 0.5%
Laurent-Perrier	317,239	61,419,712	558,938	—
Japan — 1.8%
Daiichikosho Co. Ltd.^	(985,930)	58,524,779	5,004,288	899,189
Kansai Paint Co. Ltd.^^	(7,551,656)	175,391,880	11,635,930	1,543,879
	(8,537,586)	233,916,659	16,640,218	2,443,068
Singapore — 1.5%
Haw Par Corp. Ltd.	35,433,312	192,937,622	19,436,313	—
South Korea — 0.2%
Fursys, Inc.	1,091,597	27,523,115	872,463	554,910
Total Common Stocks	68,773,686	681,131,603	47,805,870	5,916,470
Total	$68,773,686	$681,131,603	47,805,870	$5,916,470

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

^  Represents an unaffiliated issuer as of April 30, 2025.

^^  Represents an unaffiliated issuer as of October 31, 2024.

(a)  Security fair valued as of April 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at April 30, 2025 amounted to $22,379,549, which represents approximately 0.17% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $22,379,549, which represents approximately 0.17% of net assets of the Fund.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 74.8%
Air Freight & Logistics — 3.5%
CH Robinson Worldwide, Inc.	328,757	29,331,700
Expeditors International of Washington, Inc.	166,939	18,348,265
		47,679,965
Banks — 1.0%
US Bancorp	330,658	13,338,744
Building Products — 0.4%
Carlisle Cos., Inc.	15,235	5,781,378
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	502,349	40,393,883
Chemicals — 2.9%
International Flavors & Fragrances, Inc.	106,309	8,341,004
Nutrien Ltd. (Canada)	238,370	13,599,008
PPG Industries, Inc.	154,630	16,833,022
RPM International, Inc.	7,729	825,071
		39,598,105
Consumer Finance — 1.1%
American Express Co.	58,719	15,643,329
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	167,072	15,652,976
Electronic Equipment, Instruments & Components — 0.8%
IPG Photonics Corp.*	186,242	11,154,033
Energy Equipment & Services — 2.6%
Noble Corp. plc	375,505	8,163,479
NOV, Inc.	1,034,361	12,008,931
Schlumberger NV	486,530	16,177,122
		36,349,532
Entertainment — 0.6%
Walt Disney Co. (The)	93,652	8,517,649
Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A*	32	25,617,280
Food Products — 0.6%
Kraft Heinz Co. (The)	262,298	7,632,872

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies — 5.0%
Becton Dickinson & Co.	188,006	38,934,163
Dentsply Sirona, Inc.	503,680	7,001,152
Medtronic plc	276,170	23,408,169
		69,343,484
Health Care Providers & Services — 9.0%
Elevance Health, Inc.	102,027	42,910,516
HCA Healthcare, Inc.	147,442	50,879,285
Universal Health Services, Inc., Class B	170,425	30,177,155
		123,966,956
Household Products — 2.5%
Colgate-Palmolive Co.	365,303	33,677,283
Insurance — 2.7%
Fidelity National Financial, Inc.	158,855	10,174,663
Willis Towers Watson plc	88,365	27,198,747
		37,373,410
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	126,759	20,129,329
Alphabet, Inc., Class C	202,083	32,513,134
Meta Platforms, Inc., Class A	95,714	52,546,986
		105,189,449
Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A*	51,359	12,535,705
Machinery — 2.4%
Cummins, Inc.	55,552	16,323,400
Deere & Co.	20,543	9,522,913
Flowserve Corp.	148,148	6,700,734
		32,547,047
Media — 3.1%
Charter Communications, Inc., Class A*	21,433	8,398,735
Comcast Corp., Class A	1,020,363	34,896,415
		43,295,150
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd. (Canada)	48,620	5,714,419
Barrick Gold Corp. (Canada)	500,107	9,522,037
Franco-Nevada Corp. (Canada)	29,128	5,005,596

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 2.9% (continued)
Newmont Corp.	259,404	13,665,403
Royal Gold, Inc.	36,122	6,599,851
		40,507,306
Office REITs — 0.8%
BXP, Inc., REIT	102,688	6,544,306
Douglas Emmett, Inc., REIT	359,380	4,970,226
		11,514,532
Oil, Gas & Consumable Fuels — 2.8%
Exxon Mobil Corp.	269,349	28,451,335
ONEOK, Inc.	118,156	9,707,697
		38,159,032
Residential REITs — 1.5%
Equity Residential, REIT	296,839	20,855,908
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	92,129	17,957,785
Texas Instruments, Inc.	144,465	23,121,623
		41,079,408
Software — 5.4%
Microsoft Corp.	22,886	9,045,920
Oracle Corp.	309,068	43,492,049
Salesforce, Inc.	82,462	22,158,364
		74,696,333
Specialized REITs — 1.2%
Extra Space Storage, Inc., REIT	42,904	6,286,294
Weyerhaeuser Co., REIT	401,701	10,408,073
		16,694,367
Specialty Retail — 0.4%
Ross Stores, Inc.	38,745	5,385,555
Tobacco — 4.0%
Philip Morris International, Inc.	317,514	54,409,199
Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	15,912	2,699,630
Total Common Stocks (Cost $615,289,120)		1,031,289,500

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Ounces	Value ($)
Commodities — 13.0%
Gold bullion* (Cost $54,489,904)	54,304	178,870,454
	Shares
Master Limited Partnerships — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	23,666,000
	Principal Amount ($)
Corporate Bonds — 1.4%
Banks — 0.1%
Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	1,205,000	1,204,290
Energy Equipment & Services — 0.2%
Noble Finance II LLC 8.00%, 04/15/2030 (a)	2,725,000	2,596,291
Financial Services — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (a)	5,500,000	5,403,750
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡	600,000	579,000
Embecta Corp. 5.00%, 02/15/2030 (a)	3,000,000	2,700,071
		3,279,071
Machinery — 0.1%
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,490,000	1,413,420
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,515,092
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,653,432
		5,168,524
Total Corporate Bonds (Cost $19,036,932)		19,065,346

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks — 0.3%
Banks — 0.3%
Bank of America Corp. Series L, 7.25% (c) (Cost $5,693,463)	4,250	4,972,840
Short-Term Investments — 8.8%
Commercial Paper — 3.8%
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (a)(d)	3,311,000	3,310,587
Apple, Inc. 4.30%, 08/04/2025 (a)(d)	5,000,000	4,942,786
Chevron Corp. 4.34%, 05/29/2025 (a)(d)	1,100,000	1,096,180
CVS Caremark Corp. 4.80%, 05/01/2025 (d)	4,966,000	4,965,335
Entergy Corp. 4.53%, 05/01/2025 (a)(d)	2,152,000	2,151,728
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (d)	1,655,000	1,654,775
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (a)(d)	7,648,000	7,647,022
Honeywell International, Inc. 4.35%, 06/11/2025 (a)(d)	12,000,000	11,939,268
PepsiCo, Inc. 4.29%, 07/28/2025 (a)(d)	13,000,000	12,861,814
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (a)(d)	2,218,000	2,217,717
Total Commercial Paper (Cost $52,798,028)		52,787,212
	Shares
Investment Companies — 0.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (e) (Cost $3,716,012)	3,716,012	3,716,012
First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills 4.37%, 05/08/2025 (d)	15,000,000	14,987,735
4.25%, 05/15/2025 (d)	15,000,000	14,975,413
4.23%, 08/07/2025 (d)	5,000,000	4,943,082
4.19%, 09/18/2025 (d)	5,000,000	4,920,351
4.09%, 10/02/2025 (d)	10,000,000	9,824,949
4.12%, 10/16/2025 (d)	15,000,000	14,716,144
Total U.S. Treasury Obligations (Cost $64,373,588)		64,367,674
Total Short-Term Investments (Cost $120,887,628)		120,870,898
Total Investments — 100.0% (Cost $832,698,793)		1,378,735,038
Other Assets Less Liabilities — 0.0% (f)		266,098
Net Assets — 100.0%		1,379,001,136

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $58,280,634, which represents approximately 4.23% of net assets of the Fund.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2025.

(c)  Perpetual security. The rate reflected was the rate in effect on April 30, 2025. The maturity date reflects the next call date.

(d)  The rate shown was the current yield as of April 30, 2025.

(e)  Represents 7-day effective yield as of April 30, 2025.

(f)  Represents less than 0.05% of net assets.

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$600,747,555
Aggregate gross unrealized depreciation	(54,711,310)
Net unrealized appreciation	$546,036,245
Federal income tax cost of investments	$832,698,793

Abbreviations

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 80.4%
Australia — 8.3%
Northern Star Resources Ltd.	19,552,128	240,172,061
Ora Banda Mining Ltd.*	76,767,386	49,052,903
		289,224,964
Canada — 53.1%
Agnico Eagle Mines Ltd.	2,132,360	250,621,131
Alamos Gold, Inc., Class A	6,016,287	171,987,430
B2Gold Corp.	12,416,427	38,818,221
Barrick Gold Corp.	6,944,076	132,215,207
Dundee Precious Metals, Inc. (a)	12,892,410	168,987,269
Franco-Nevada Corp.	962,524	165,408,067
G Mining Ventures Corp.	7,149,118	99,152,137
Kinross Gold Corp.	11,506,400	169,834,464
MAG Silver Corp. (a)	7,541,500	117,121,366
Novagold Resources, Inc.*	11,841,556	50,089,782
Orla Mining Ltd.*	7,840,941	86,337,940
Wheaton Precious Metals Corp.	4,773,406	398,674,869
		1,849,247,883
Mexico — 1.4%
Fresnillo plc	1,477,558	19,803,057
Industrias Penoles SAB de CV*	1,403,600	27,991,837
		47,794,894
South Africa — 3.9%
Gold Fields Ltd., ADR	5,927,329	133,601,996
United Kingdom — 2.9%
Anglogold Ashanti plc	2,420,265	102,038,372
United States — 10.8%
Newmont Corp.	4,060,970	213,931,900
Royal Gold, Inc.	891,278	162,845,403
		376,777,303
Total Common Stocks (Cost $1,299,557,864)		2,798,685,412

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Ounces	Value ($)
Commodities — 15.1%
Gold bullion*	82,123	270,502,023
Silver bullion*	7,857,300	255,833,682
Total Commodities (Cost $312,890,019)		526,335,705
	Number of Rights
Rights — 0.1%
Canada — 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029* (Cost $45,973,715)	6,835,667	2,525,095
	Principal Amount ($)
Short-Term Investments — 4.1%
Commercial Paper — 3.5%
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (b)(c)	18,561,000	18,558,683
CVS Caremark Corp. 4.80%, 05/01/2025 (b)	27,842,000	27,838,275
Entergy Corp. 4.53%, 05/01/2025 (b)(c)	12,065,000	12,063,474
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (b)	9,281,000	9,279,737
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (b)(c)	42,876,000	42,870,516
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (b)(c)	12,436,000	12,434,413
Total Commercial Paper (Cost $123,061,000)		123,045,098

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (d) (Cost $20,805,055)	20,805,055	20,805,055
Total Short-Term Investments (Cost $143,866,055)		143,850,153
Total Investments — 99.7% (Cost $1,802,287,653)		3,471,396,365
Other Assets Less Liabilities — 0.3%		10,204,934
Net Assets — 100.0%		3,481,601,299

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The rate shown was the current yield as of April 30, 2025.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $85,927,086, which represents approximately 2.47% of net assets of the Fund.

(d)  Represents 7-day effective yield as of April 30, 2025.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,712,964,995
Aggregate gross unrealized depreciation	(43,856,283)
Net unrealized appreciation	$1,669,108,712
Federal income tax cost of investments	$1,802,287,653

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 9.7%
Canada — 9.7%
Dundee Precious Metals, Inc.	$138,413,886	$—	$(7,436,881)	$2,460,786
MAG Silver Corp.	108,160,763	19,713,191	—	—
Novagold Resources, Inc.*^	87,830,560	—	(39,880,298)	(39,863,560)
Total Common Stocks	334,405,209	19,713,191	(47,317,179)	(37,402,774)
Total	$334,405,209	$19,713,191	$(47,317,179)	$(37,402,774)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2025	Shares at April 30, 2025	Dividend Income
Common Stocks — 9.7%
Canada — 9.7%
Dundee Precious Metals, Inc.	$35,549,478	$168,987,269	12,892,410	$898,899
MAG Silver Corp.	(10,752,588)	117,121,366	7,541,500	1,153,850
Novagold Resources, Inc.*^	42,003,080	50,089,782	11,841,556	—
Total Common Stocks	66,799,970	336,198,417	32,275,466	2,052,749
Total	$66,799,970	$336,198,417	32,275,466	$2,052,749

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2025.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 63.3%
Brazil — 1.8%
Ambev SA, ADR	9,345,635	23,644,456
Itausa SA (Preference)	5,641,763	10,637,052
		34,281,508
Canada — 5.0%
Agnico Eagle Mines Ltd.	16,806	1,975,248
Barrick Gold Corp.	90,496	1,723,044
Franco-Nevada Corp.	42,649	7,329,156
Franco-Nevada Corp. (a)	20,862	3,583,675
Imperial Oil Ltd.	238,922	16,115,883
Nutrien Ltd. (a)	175,280	9,999,724
Power Corp. of Canada	776,074	29,374,395
Wheaton Precious Metals Corp. (a)	281,516	23,512,216
		93,613,341
Chile — 1.6%
Cia Cervecerias Unidas SA, ADR	1,327,830	20,209,573
Quinenco SA	2,083,758	8,756,321
		28,965,894
China — 0.2%
Budweiser Brewing Co. APAC Ltd. (b)	3,962,100	4,186,468
Finland — 0.4%
Kesko OYJ, Class B	318,997	7,323,798
France — 1.5%
Danone SA	91,535	7,876,259
Sanofi SA	135,886	14,864,817
Sodexo SA	38,666	2,454,395
Wendel SE	19,995	1,966,031
		27,161,502
Germany — 1.1%
FUCHS SE (Preference)	318,042	15,947,464
Henkel AG & Co. KGaA (Preference)	56,692	4,403,062
		20,350,526

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 3.6%
CK Asset Holdings Ltd.	2,483,000	10,143,964
Hongkong Land Holdings Ltd.	3,870,800	18,943,705
Jardine Matheson Holdings Ltd.	802,500	35,659,155
Mandarin Oriental International Ltd.	1,047,200	1,884,960
		66,631,784
Japan — 2.8%
FANUC Corp.	294,600	7,476,848
MS&AD Insurance Group Holdings, Inc.	189,700	4,311,846
Nagaileben Co. Ltd.	22,700	334,651
Nohmi Bosai Ltd.	70,300	1,636,075
Secom Co. Ltd.	353,400	12,994,669
Shimano, Inc.	103,800	14,623,904
SMC Corp.	100	32,364
Sompo Holdings, Inc.	204,800	6,711,524
USS Co. Ltd.	429,800	4,284,137
		52,406,018
Mexico — 2.8%
Coca-Cola Femsa SAB de CV, ADR	187,916	17,688,533
Fomento Economico Mexicano SAB de CV, ADR	211,291	22,251,055
GMexico Transportes SAB de CV (b)	1,331,937	2,297,041
Grupo Mexico SAB de CV, Series B	2,026,562	10,530,413
		52,767,042
Netherlands — 0.9%
HAL Trust	40,521	5,332,376
Heineken Holding NV	136,892	10,703,560
Heineken NV	13,745	1,230,387
		17,266,323
Norway — 1.1%
Orkla ASA	1,753,522	19,556,082
Singapore — 0.7%
United Overseas Bank Ltd.	386,000	10,251,714
UOL Group Ltd.	764,200	3,380,577
		13,632,291

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
South Korea — 3.6%
KT&G Corp.	429,767	34,688,338
Samsung Electronics Co. Ltd.	317,526	12,389,083
Samsung Electronics Co. Ltd. (Preference)	372,602	12,299,836
Samsung Life Insurance Co. Ltd.	143,349	8,703,815
		68,081,072
Sweden — 0.7%
Svenska Handelsbanken AB, Class A	996,753	13,047,317
Switzerland — 5.4%
Cie Financiere Richemont SA (Registered)	168,707	29,811,407
Nestle SA (Registered)	430,180	45,787,234
Schindler Holding AG	61,668	22,554,762
Schindler Holding AG (Registered)	7,544	2,674,680
		100,828,083
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,821	9,138,113
Thailand — 0.7%
Bangkok Bank PCL, NVDR	1,467,900	6,148,021
Thai Beverage PCL	17,954,100	6,880,897
		13,028,918
United Kingdom — 10.2%
BAE Systems plc	556,301	12,896,524
Berkeley Group Holdings plc	214,849	11,976,392
British American Tobacco plc	1,307,848	56,967,687
Diageo plc	212,100	5,955,852
Great Portland Estates plc, REIT	523,564	2,163,037
Haleon plc	4,109,584	20,678,888
Lloyds Banking Group plc	11,546,087	11,343,781
Reckitt Benckiser Group plc	243,748	15,733,086
Unilever plc	842,191	53,706,630
		191,421,877
United States — 18.7%
Analog Devices, Inc. (a)	64,448	12,562,204
Bank of New York Mellon Corp. (The) (a)	56,934	4,578,063
Becton Dickinson & Co. (a)	122,207	25,307,848
BXP, Inc., REIT (a)	97,307	6,201,375

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 18.7% (continued)
CH Robinson Worldwide, Inc. (a)	133,684	11,927,286
Colgate-Palmolive Co. (a)	232,838	21,465,335
Comcast Corp., Class A	635,037	21,718,265
Dollar General Corp.	15,479	1,450,228
Douglas Emmett, Inc., REIT	366,396	5,067,257
Elevance Health, Inc.	17,617	7,409,358
Equity Residential, REIT (a)	345,193	24,253,260
Exxon Mobil Corp. (a)	395,470	41,773,496
Fidelity National Financial, Inc. (a)	84,603	5,418,822
General Dynamics Corp.	7,297	1,985,660
HCA Healthcare, Inc. (a)	66,205	22,846,021
IDACORP, Inc.	45,996	5,431,668
Kraft Heinz Co. (The) (a)	133,886	3,896,083
Linde plc	53	24,021
Medtronic plc	233,926	19,827,568
Noble Corp. plc	118,352	2,572,972
ONEOK, Inc.	11,079	910,251
Oracle Corp.	16,238	2,285,011
Philip Morris International, Inc. (a)	245,096	41,999,651
PPG Industries, Inc.	14,351	1,562,250
Royal Gold, Inc. (a)	78,623	14,365,208
Schlumberger NV	153,224	5,094,698
Texas Instruments, Inc. (a)	116,702	18,678,155
Universal Health Services, Inc., Class B	19,258	3,410,014
US Bancorp	326,193	13,158,626
Weyerhaeuser Co., REIT	129,131	3,345,784
		350,526,438
Total Common Stocks (Cost $945,327,445)		1,184,214,395
	Principal Amount ($)
Corporate Bonds — 10.7%
Australia — 0.1%
Nufarm Australia Ltd. 5.00%, 01/27/2030 (c)	2,595,000	2,403,411

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Canada — 0.5%
Transcanada Trust Series 16-A, 5.88%, 08/15/2076	9,142,000	9,008,823
Germany — 0.2%
IHO Verwaltungs GmbH 7.75%, (7.75% Cash or 8.50% PIK),11/15/2030 (c)	3,020,000	2,948,332
Mexico — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (c)	7,000,000	6,877,500
Norway — 0.2%
DNB Boligkreditt A/S (NIBOR 3M + 0.45%), 5.03%, 10/05/2027‡ (d)	46,000,000	4,434,896
Poland — 0.1%
Canpack SA 3.13%, 11/01/2025 (c)	420,000	411,420
3.88%, 11/15/2029 (c)	1,000,000	915,348
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 09/06/2026	2,425,000	2,386,282
United States — 9.1%
ACCO Brands Corp. 4.25%, 03/15/2029 (c)	6,858,000	5,957,564
American Airlines, Inc. 5.50%, 04/20/2026 (c)	1,422,615	1,413,134
5.75%, 04/20/2029 (c)	502,000	486,891
AMN Healthcare, Inc. 4.63%, 10/01/2027 (c)	2,959,000	2,835,339
Aramark Services, Inc. 5.00%, 02/01/2028 (c)	2,700,000	2,656,434
Ball Corp. 6.88%, 03/15/2028	4,152,000	4,252,602
Bank of New York Mellon Corp. (The) Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (d)(e)	4,475,000	4,375,298
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(e)	9,889,000	9,347,241
Carnival Corp. 4.00%, 08/01/2028 (c)	1,206,000	1,150,222
CCO Holdings LLC 5.13%, 05/01/2027 (c)	1,807,000	1,782,281

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.1% (continued)
5.38%, 06/01/2029 (c)	1,900,000	1,858,558
6.38%, 09/01/2029 (c)	1,835,000	1,851,440
Centene Corp. 4.25%, 12/15/2027	3,573,000	3,491,556
4.63%, 12/15/2029	900,000	867,596
Charles River Laboratories International, Inc. 4.25%, 05/01/2028 (c)	4,682,000	4,452,517
3.75%, 03/15/2029 (c)	1,522,000	1,393,311
4.00%, 03/15/2031 (c)	2,950,000	2,593,914
Charter Communications Operating LLC 4.20%, 03/15/2028	3,640,000	3,576,741
CITGO Petroleum Corp. 6.38%, 06/15/2026 (c)	4,182,000	4,159,408
Crown Americas LLC 4.75%, 02/01/2026	875,000	869,919
5.25%, 04/01/2030	900,000	897,983
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	4,075,000	3,635,894
Diamond Foreign Asset Co. 8.50%, 10/01/2030 (c)	1,775,000	1,696,918
Dollar General Corp. 3.50%, 04/03/2030	2,750,000	2,581,877
Edgewell Personal Care Co. 5.50%, 06/01/2028 (c)	1,770,000	1,738,838
4.13%, 04/01/2029 (c)	1,557,000	1,455,264
Embecta Corp. 5.00%, 02/15/2030 (c)	4,893,000	4,403,816
6.75%, 02/15/2030 (c)	2,292,000	2,200,320
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (d)	6,250,000	6,045,895
Fair Isaac Corp. 5.25%, 05/15/2026 (c)	1,715,000	1,710,480
4.00%, 06/15/2028 (c)	2,764,000	2,650,618
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	2,525,000	2,536,549
HCA, Inc. 5.88%, 02/15/2026	3,449,000	3,457,846

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.1% (continued)
3.50%, 09/01/2030	2,788,000	2,605,218
5.45%, 04/01/2031	4,150,000	4,229,443
Iron Mountain, Inc. REIT, 4.88%, 09/15/2027 (c)	3,609,000	3,558,127
REIT, 5.25%, 03/15/2028 (c)	1,005,000	989,514
REIT, 5.00%, 07/15/2028 (c)	1,596,000	1,560,583
REIT, 4.88%, 09/15/2029 (c)	1,322,000	1,273,189
KeyBank NA 4.15%, 08/08/2025	2,575,000	2,569,983
KFC Holding Co. 4.75%, 06/01/2027 (c)	2,322,000	2,316,074
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,800,000	1,772,151
Lamb Weston Holdings, Inc. 4.13%, 01/31/2030 (c)	2,583,000	2,423,151
Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	3,480,000	3,477,950
4.70%, 01/27/2028	3,825,000	3,844,474
Mellon Capital IV Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 5.13%, 12/31/2164 (d)(e)	6,183,000	5,251,260
Mileage Plus Holdings LLC 6.50%, 06/20/2027 (c)	2,447,804	2,455,476
MSCI, Inc. 4.00%, 11/15/2029 (c)	4,725,000	4,520,104
Noble Finance II LLC 8.00%, 04/15/2030 (c)	5,750,000	5,478,412
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	6,359,000	6,032,173
Service Corp. International 4.63%, 12/15/2027	1,749,000	1,720,912
5.13%, 06/01/2029	857,000	846,954
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,849,616
4.25%, 06/01/2028 (c)	782,000	748,741
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 09/01/2025 (d)(e)	14,157,000	13,905,179

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 9.1% (continued)
WESCO Distribution, Inc. 7.25%, 06/15/2028 (c)	2,136,000	2,164,375
Total Corporate Bonds (Cost $199,170,390)		200,363,335
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bonds 6.63%, 02/15/2027	17,102,200	18,040,817
6.13%, 11/15/2027 (f)	21,467,400	22,792,341
U.S. Treasury Inflation Linked Notes 0.38%, 07/15/2025	13,375,000	17,978,020
0.13%, 04/15/2026	9,140,000	11,049,808
0.13%, 04/15/2027	20,780,800	23,152,097
1.25%, 04/15/2028	19,125,000	20,438,933
2.13%, 04/15/2029	5,933,000	6,319,379
1.63%, 04/15/2030	3,650,000	3,694,641
1.88%, 07/15/2034	3,565,000	3,629,066
U.S. Treasury Notes 2.75%, 06/30/2025	8,350,000	8,329,125
1.75%, 12/31/2026	18,610,000	18,036,434
4.00%, 03/31/2030	3,650,000	3,695,340
3.38%, 05/15/2033	9,250,000	8,833,027
3.88%, 08/15/2034 (f)	3,600,000	3,526,313
Total U.S. Treasury Obligations (Cost 168,177,272)		169,515,341
	Ounces
Commodities — 8.4%
Gold bullion* (Cost $58,435,439)	47,675	157,036,411
	Shares
Preferred Stocks — 1.8%
United States — 1.8%
Charles Schwab Corp. (The) Series D, 5.95%, (e)	178,714	4,458,915

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares		Value ($)
United States — 1.8% (continued)
MetLife, Inc. Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 5.56%, (d)(e)		128,986	3,078,896
Northern Trust Corp. Series E, 4.70%, (e)		189,849	3,743,822
State Street Corp. Series G, 5.35%, (e)		100,371	2,221,210
Truist Financial Corp. Series R, 4.75%, (e)		499,123	9,533,249
US Bancorp Series A, (CME Term SOFR 3 Month + 1.28%), 5.54%, (d)(e)		6,400	5,401,600
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 5.12%, (d)(e)		213,750	4,582,800
Total Preferred Stocks (Cost 35,568,672)			33,020,492
	Principal Amount ($)
Convertible Preferred Stocks — 1.3%
United States — 1.3%
Bank of America Corp. Series L, 7.25%, (e)		10,496	12,281,160
Wells Fargo & Co. Series L, 7.50%, (e)		11,123	12,924,926
Total Convertible Preferred Stocks (Cost $30,438,618)			25,206,086
	Shares
Master Limited Partnerships — 1.0%
United States — 1.0%
Enterprise Products Partners LP (Cost $11,024,328)		612,186	18,304,361
	Principal Amount ($)
Foreign Government Securities — 0.9%
Brazil — 0.3%
Federative Republic of Brazil 10.00%, 01/01/2027	BRL	30,000,000	5,005,560

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Canada — 0.0% (g)
Province of Quebec 2.50%, 04/20/2026	893,000	880,063
Colombia — 0.2%
Republic of Colombia 3.00%, 01/30/2030	4,290,000	3,621,430
Mexico — 0.3%
United Mexican States 4.75%, 04/27/2032	5,700,000	5,335,018
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 4.75%, 01/18/2028 (c)	2,600,000	2,618,863
Total Foreign Government Securities (Cost 17,466,624)		17,460,934
Asset-Backed Securities — 0.1%
United States — 0.1%
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $2,633,380)	2,641,359	2,688,811
Loan Assignments — 0.1%
United States — 0.1%
Aramark Services, Inc., First Lien Term Loan B7 (CME Term SOFR 1 Month + 2.00%), 6.32%, 04/06/2028 (d) (Cost $2,500,000)	2,500,000	2,509,063
Short-Term Investments — 3.0%
Commercial Paper — 2.6%
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (c)(h)	7,130,000	7,129,110
CVS Caremark Corp. 4.80%, 05/01/2025 (h)	10,695,000	10,693,569
Entergy Corp. 4.53%, 05/01/2025 (c)(h)	4,634,000	4,633,414
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (h)	3,565,000	3,564,515

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 2.6% (continued)
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (c)(h)	16,470,000	16,467,894
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (c)(h)	4,777,000	4,776,390
Total Commercial Paper (Cost $47,271,000)		47,264,892
	Shares
Investment Companies — 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (i) (Cost $7,943,950)	7,943,950	7,943,950
Total Short-Term Investments (Cost $55,214,950)		55,208,842
Total Investments — 99.7% (Cost $1,525,957,118)		1,865,528,071
Other Assets Less Liabilities — 0.3%		5,114,134
Net Assets — 100.0%		1,870,642,205

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $131,148,868, which represents approximately 7.01% of net assets of the Fund.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2025.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2025. The maturity date reflects the next call date.

(f)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(g)  Represents less than 0.05% of net assets.

(h)  The rate shown was the current yield as of April 30, 2025.

(i)  Represents 7-day effective yield as of April 30, 2025.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,199,462
Aggregate gross unrealized depreciation	(63,930,410)
Net unrealized appreciation	$336,269,052
Federal income tax cost of investments	$1,525,957,118

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,557,000	USD	3,861,835	Goldman Sachs	05/07/2025	$168,932
GBP	161,000	USD	207,598	Goldman Sachs	05/07/2025	6,965
EUR	4,659,000	USD	5,069,737	JPMorgan Chase Bank	06/04/2025	219,171
GBP	457,000	USD	589,808	JPMorgan Chase Bank	06/04/2025	19,309
EUR	4,327,000	USD	4,715,175	UBS AG	07/02/2025	206,158
USD	4,616,745	EUR	4,031,000	Goldman Sachs	09/03/2025	14,397
USD	2,439,810	GBP	1,826,000	Goldman Sachs	09/03/2025	5,301
Total unrealized appreciation						640,233
EUR	4,264,000	USD	4,848,808	Goldman Sachs	05/07/2025	(16,873)
GBP	1,616,000	USD	2,158,475	Goldman Sachs	05/07/2025	(4,842)
JPY	209,230,000	USD	1,464,581	Goldman Sachs	05/07/2025	(409)
USD	8,205,402	EUR	7,821,000	Goldman Sachs	05/07/2025	(657,299)
USD	2,234,400	GBP	1,777,000	Goldman Sachs	05/07/2025	(133,797)
USD	1,345,790	JPY	209,230,000	Goldman Sachs	05/07/2025	(118,381)
USD	9,323,408	EUR	8,923,000	JPMorgan Chase Bank	06/04/2025	(806,003)
USD	2,568,692	GBP	2,073,000	JPMorgan Chase Bank	06/04/2025	(194,331)
USD	1,361,367	JPY	208,653,000	JPMorgan Chase Bank	06/04/2025	(103,542)
USD	9,063,264	EUR	8,591,000	UBS AG	07/02/2025	(707,748)
USD	974,234	JPY	143,623,000	UBS AG	07/02/2025	(37,292)
USD	4,164,660	EUR	3,832,000	Bank of New York Mellon	08/06/2025	(203,005)
USD	1,572,631	JPY	233,207,000	Bank of New York Mellon	08/06/2025	(76,503)
USD	1,169,763	JPY	164,995,000	Goldman Sachs	09/03/2025	(298)
Total unrealized depreciation						(3,060,323)
Net unrealized depreciation						$(2,420,090)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian Real

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NIBOR  — Norwegian Interbank Offered Rate

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

PIK  — Pay in Kind

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

USD  — United States Dollar

Written Call Options Contracts as of April 30, 2025:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	74	USD	(1,442,408)	USD	330.00	9/19/2025	(3,330)
Bank of New York Mellon Corp. (The)	Exchange Traded	215	USD	(1,728,815)	USD	95.00	6/20/2025	(29,025)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,449,630)	USD	285.00	9/19/2025	(10,850)
Becton Dickinson & Co.	Exchange Traded	70	USD	(1,449,630)	USD	290.00	9/19/2025	(10,500)
BXP, Inc., REIT	Exchange Traded	262	USD	(1,669,726)	USD	100.00	10/17/2025	(35,370)
CH Robinson Worldwide, Inc.	Exchange Traded	195	USD	(1,739,790)	USD	110.00	5/16/2025	(2,145)
CH Robinson Worldwide, Inc.	Exchange Traded	351	USD	(3,131,622)	USD	130.00	8/15/2025	(54,405)
CH Robinson Worldwide, Inc.	Exchange Traded	163	USD	(1,454,286)	USD	135.00	5/16/2025	(22,005)
Colgate- Palmolive Co.	Exchange Traded	190	USD	(1,751,610)	USD	105.00	6/20/2025	(4,750)
Colgate- Palmolive Co.	Exchange Traded	192	USD	(1,770,048)	USD	110.00	8/15/2025	(5,760)
Colgate- Palmolive Co.	Exchange Traded	180	USD	(1,659,420)	USD	115.00	6/20/2025	(1,800)
Equity Residential, REIT	Exchange Traded	263	USD	(1,847,838)	USD	80.00	10/17/2025	(40,765)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,647,828)	USD	140.00	7/18/2025	(2,262)
Exxon Mobil Corp.	Exchange Traded	151	USD	(1,595,013)	USD	145.00	6/20/2025	(755)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,647,828)	USD	160.00	12/19/2025	(3,666)
Exxon Mobil Corp.	Exchange Traded	160	USD	(1,690,080)	USD	160.00	1/16/2026	(4,800)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Written Call Options Contracts as of April 30, 2025: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,647,828)	USD	165.00	12/19/2025	(3,198)
Fidelity National Financial, Inc.	Exchange Traded	290	USD	(1,857,450)	USD	75.00	9/19/2025	(24,650)
Franco-Nevada Corp.	Exchange Traded	121	USD	(2,078,538)	USD	190.00	7/18/2025	(42,652)
Franco-Nevada Corp.	Exchange Traded	87	USD	(1,494,486)	USD	200.00	6/20/2025	(12,833)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,897,940)	USD	380.00	5/16/2025	(2,200)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,897,940)	USD	400.00	6/20/2025	(8,800)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,897,940)	USD	405.00	6/20/2025	(16,225)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(1,725,400)	USD	435.00	6/20/2025	(9,500)
HCA Healthcare, Inc.	Exchange Traded	55	USD	(1,897,940)	USD	440.00	9/19/2025	(16,225)
HCA Healthcare, Inc.	Exchange Traded	53	USD	(1,828,924)	USD	470.00	9/19/2025	(6,758)
Kraft Heinz Co. (The)	Exchange Traded	555	USD	(1,615,050)	USD	35.00	6/20/2025	(3,330)
Kraft Heinz Co. (The)	Exchange Traded	555	USD	(1,615,050)	USD	37.50	6/20/2025	(1,665)
Nutrien Ltd.	Exchange Traded	312	USD	(1,779,960)	USD	65.00	6/20/2025	(9,360)
Nutrien Ltd.	Exchange Traded	350	USD	(1,996,750)	USD	70.00	6/20/2025	(5,250)
Philip Morris International, Inc.	Exchange Traded	131	USD	(2,244,816)	USD	155.00	6/20/2025	(229,250)
Philip Morris International, Inc.	Exchange Traded	136	USD	(2,330,496)	USD	160.00	6/20/2025	(195,840)
Philip Morris International, Inc.	Exchange Traded	131	USD	(2,244,816)	USD	165.00	9/19/2025	(191,260)
Philip Morris International, Inc.	Exchange Traded	136	USD	(2,330,496)	USD	170.00	9/19/2025	(165,920)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,902,096)	USD	185.00	6/20/2025	(12,765)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,902,096)	USD	190.00	6/20/2025	(6,660)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,902,096)	USD	190.00	9/19/2025	(43,290)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,902,096)	USD	195.00	9/19/2025	(27,750)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2025 (unaudited)

Written Call Options Contracts as of April 30, 2025: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Philip Morris International, Inc.	Exchange Traded	114	USD	(1,953,504)	USD	200.00	9/19/2025	(21,090)
Philip Morris International, Inc.	Exchange Traded	111	USD	(1,902,096)	USD	200.00	10/17/2025	(22,755)
Philip Morris International, Inc.	Exchange Traded	117	USD	(2,004,912)	USD	200.00	11/21/2025	(40,950)
Philip Morris International, Inc.	Exchange Traded	118	USD	(2,022,048)	USD	200.00	12/19/2025	(48,970)
Philip Morris International, Inc.	Exchange Traded	118	USD	(2,022,048)	USD	200.00	1/16/2026	(51,920)
Royal Gold, Inc.	Exchange Traded	115	USD	(2,101,165)	USD	190.00	5/16/2025	(24,725)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,392,435)	USD	240.00	6/20/2025	(8,352)
Texas Instruments, Inc.	Exchange Traded	87	USD	(1,392,435)	USD	250.00	6/20/2025	(10,179)
Wheaton Precious Metals Corp.	Exchange Traded	253	USD	(2,113,056)	USD	100.00	6/20/2025	(8,855)
								(1,505,365)
Total Written Options Contracts (Premiums Received ($623,554))								(1,505,365)

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 95.5%
Air Freight & Logistics — 5.0%
CH Robinson Worldwide, Inc.	99,192	8,849,910
Expeditors International of Washington, Inc.	97,431	10,708,641
		19,558,551
Beverages — 1.6%
PepsiCo, Inc.	45,339	6,147,062
Electronic Equipment, Instruments & Components — 4.7%
TE Connectivity plc (Ireland)	125,168	18,322,092
Food Products — 1.9%
Nestle SA (Registered) (Switzerland)	69,427	7,389,628
Health Care Equipment & Supplies — 7.7%
Becton Dickinson & Co.	62,955	13,037,351
Medtronic plc	200,930	17,030,827
		30,068,178
Health Care Providers & Services — 10.1%
Elevance Health, Inc.	19,679	8,276,594
HCA Healthcare, Inc.	46,694	16,113,165
UnitedHealth Group, Inc.	36,061	14,836,938
		39,226,697
Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	26,121	2,090,986
Insurance — 2.5%
Fidelity National Financial, Inc.	78,112	5,003,073
Willis Towers Watson plc	14,727	4,532,971
		9,536,044
Interactive Media & Services — 11.1%
Alphabet, Inc., Class A	145,543	23,112,228
Meta Platforms, Inc., Class A	37,022	20,325,078
		43,437,306
IT Services — 0.2%
Accenture plc, Class A	2,610	780,782
Machinery — 5.6%
Schindler Holding AG (Switzerland)	59,354	21,708,428

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Media — 5.7%
Comcast Corp., Class A	650,778	22,256,608
Oil, Gas & Consumable Fuels — 2.9%
Exxon Mobil Corp.	108,409	11,451,243
Semiconductors & Semiconductor Equipment — 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	40,199	6,700,772
Texas Instruments, Inc.	119,663	19,152,063
		25,852,835
Software — 6.6%
Microsoft Corp.	9,771	3,862,085
Oracle Corp.	155,797	21,923,754
		25,785,839
Specialized REITs — 2.1%
Extra Space Storage, Inc., REIT	56,487	8,276,475
Specialty Retail — 6.7%
Home Depot, Inc. (The)	50,170	18,085,783
Ross Stores, Inc.	57,195	7,950,105
		26,035,888
Technology Hardware, Storage & Peripherals — 4.1%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	488,794	16,135,410
Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,806	10,971,123
Tobacco — 7.1%
British American Tobacco plc (United Kingdom)	149,544	6,513,888
Philip Morris International, Inc.	124,313	21,302,276
		27,816,164
Total Common Stocks (Cost $285,990,240)		372,847,339
Master Limited Partnerships — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
Enterprise Products Partners LP (Cost $11,423,801)	436,706	13,057,509

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 1.2%
Commercial Paper — 1.0%
Amphenol Corporation Corporate Commercial Paper 4.49%, 05/01/2025 (a)(b)	580,000	579,928
CVS Caremark Corp. 4.80%, 05/01/2025 (b)	870,000	869,884
Entergy Corp. 4.53%, 05/01/2025 (a)(b)	377,000	376,952
Global Payments Inc Corporate Commercial Paper 4.90%, 05/01/2025 (b)	290,000	289,960
Gnrl Mtrs Fincl Co Inc Corporate Commercial Paper 4.58%, 05/01/2025 (a)(b)	1,340,000	1,339,829
Westun Cp 0 05/01/25 4.60%, 05/01/2025 (a)(b)	389,000	388,950
Total Commercial Paper (Cost $3,846,000)		3,845,503
	Shares
Investment Companies — 0.2%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (c) (Cost $648,681)	648,681	648,681
Total Short-Term Investments (Cost $4,494,681)		4,494,184
Total Investments — 100.0% (Cost $301,908,722)		390,399,032
Other Assets Less Liabilities — 0.0% (d)		177,277
Net Assets — 100.0%		390,576,309

(a)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $2,685,659, which represents approximately 0.69% of net assets of the Fund.

(b)  The rate shown was the current yield as of April 30, 2025.

(c)  Represents 7-day effective yield as of April 30, 2025.

(d)  Represents less than 0.05% of net assets.

Abbreviations

ADR  — American Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | April 30, 2025 (unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,167,419
Aggregate gross unrealized depreciation	(10,677,109)
Net unrealized appreciation	$88,490,310
Federal income tax cost of investments	$301,908,722

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 94.0%
Aerospace & Defense — 2.7%
AAR Corp.*	99,426	5,315,314
Astronics Corp.*	204,761	4,646,027
Ducommun, Inc.*	211,452	12,120,429
Kratos Defense & Security Solutions, Inc.*	273,054	9,225,130
Leonardo DRS, Inc.	124,617	4,605,844
Triumph Group, Inc.*	101,883	2,587,828
V2X, Inc.*	31,220	1,553,507
		40,054,079
Air Freight & Logistics — 0.6%
GXO Logistics, Inc.*	170,052	6,162,685
Radiant Logistics, Inc.*	462,611	2,706,274
		8,868,959
Automobile Components — 0.5%
Goodyear Tire & Rubber Co. (The)*	658,385	7,163,229
Holley, Inc.*	349,663	751,775
		7,915,004
Banks — 4.5%
Ameris Bancorp	164,015	9,611,279
Axos Financial, Inc.*	136,401	8,658,735
Customers Bancorp, Inc.*	83,326	4,166,300
Dime Community Bancshares, Inc.	288,308	7,406,633
Old National Bancorp	524,658	10,802,708
Seacoast Banking Corp. of Florida	477,528	11,322,189
Valley National Bancorp	870,982	7,490,445
Webster Financial Corp.	151,786	7,179,478
		66,637,767
Biotechnology — 0.3%
CareDx, Inc.*	269,490	4,548,991
Building Products — 2.3%
American Woodmark Corp.*	111,917	6,603,103
Insteel Industries, Inc.	427,420	14,493,812
Janus International Group, Inc.*	973,501	6,697,687
JELD-WEN Holding, Inc.*	235,451	1,299,690

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Building Products — 2.3% (continued)
Quanex Building Products Corp.	254,376	4,181,941
		33,276,233
Capital Markets — 0.6%
Moelis & Co., Class A	78,692	4,216,317
Perella Weinberg Partners, Class A	286,650	4,921,781
		9,138,098
Chemicals — 3.2%
AdvanSix, Inc.	195,489	4,187,374
Intrepid Potash, Inc.*	454,601	15,020,017
Kronos Worldwide, Inc.	450,900	3,476,439
LSB Industries, Inc.*	1,570,478	10,019,650
Mativ Holdings, Inc.	672,264	3,435,269
Mosaic Co. (The)	172,835	5,254,184
Tronox Holdings plc	947,799	5,127,593
		46,520,526
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	702,002	2,709,728
CECO Environmental Corp.*	528,607	12,575,561
Healthcare Services Group, Inc.*	471,330	6,697,599
Interface, Inc., Class A	129,132	2,427,682
VSE Corp.	35,995	4,122,147
		28,532,717
Communications Equipment — 3.0%
ADTRAN Holdings, Inc.*	995,854	7,628,242
Aviat Networks, Inc.*	317,574	5,576,599
Ceragon Networks Ltd. (Israel)*	504,058	1,098,846
Ciena Corp.*	58,918	3,956,933
Digi International, Inc.*	156,493	4,256,610
Harmonic, Inc.*	400,656	3,597,891
KVH Industries, Inc.*	120,644	616,491
Lantronix, Inc.*	463,266	986,757
NETGEAR, Inc.*	104,174	2,512,677
NetScout Systems, Inc.*	203,772	4,283,287
Ribbon Communications, Inc.*	785,533	2,521,561
Viavi Solutions, Inc.*	654,501	6,924,620
		43,960,514

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Construction & Engineering — 2.1%
Ameresco, Inc., Class A*	591,585	6,288,549
Arcosa, Inc.	114,145	9,139,590
Concrete Pumping Holdings, Inc.	343,715	2,062,290
Dycom Industries, Inc.*	56,168	9,410,948
Matrix Service Co.*	346,827	4,023,193
		30,924,570
Construction Materials — 0.1%
Titan America SA (Belgium)*	138,263	1,829,219
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The)*	140,985	8,031,915
Containers & Packaging — 0.4%
TriMas Corp.	240,161	5,775,872
Diversified Consumer Services — 1.6%
Lincoln Educational Services Corp.*	769,765	13,009,028
Universal Technical Institute, Inc.*	369,164	10,358,742
		23,367,770
Electrical Equipment — 0.8%
LSI Industries, Inc.	283,248	4,274,212
Thermon Group Holdings, Inc.*	306,157	8,030,498
		12,304,710
Electronic Equipment, Instruments & Components — 5.3%
Advanced Energy Industries, Inc.	102,846	10,018,229
Airgain, Inc.*	468,791	1,757,966
Avnet, Inc.	132,044	6,204,748
Belden, Inc.	66,444	6,851,041
Benchmark Electronics, Inc.	203,082	6,606,258
Fabrinet (Thailand)*	54,622	11,200,787
OSI Systems, Inc.*	21,627	4,427,912
Sanmina Corp.*	70,517	5,415,000
TTM Technologies, Inc.*	659,350	13,200,187
Vishay Intertechnology, Inc.	662,592	8,607,070
Vishay Precision Group, Inc.*	128,832	3,213,070
		77,502,268

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Energy Equipment & Services — 2.5%
Geospace Technologies Corp.*	435,516	2,804,723
Helix Energy Solutions Group, Inc.*	322,646	1,964,914
Liberty Energy, Inc., Class A	333,506	3,835,319
Natural Gas Services Group, Inc.*	260,739	4,685,480
NOV, Inc.	173,062	2,009,250
NPK International, Inc.*	570,260	3,296,103
Oil States International, Inc.*	2,277,641	7,994,520
ProPetro Holding Corp.*	420,552	2,094,349
RPC, Inc.	287,946	1,361,984
SEACOR Marine Holdings, Inc.*	972,019	4,743,453
Seadrill Ltd.*	44,750	919,165
Smart Sand, Inc.	236,349	496,333
		36,205,593
Financial Services — 2.7%
Cantaloupe, Inc.*	96,286	770,288
International Money Express, Inc.*	411,650	5,112,693
MGIC Investment Corp.	353,929	8,816,371
NMI Holdings, Inc., Class A*	246,650	8,921,331
Radian Group, Inc.	218,692	6,985,022
Remitly Global, Inc.*	407,717	8,244,038
Repay Holdings Corp., Class A*	352,631	1,410,524
		40,260,267
Food Products — 2.1%
Ingredion, Inc.	64,241	8,532,490
Mama's Creations, Inc.*	1,157,783	7,641,368
SunOpta, Inc. (Canada)*	435,233	1,880,207
Utz Brands, Inc.	490,549	6,519,396
Vital Farms, Inc.*	184,973	6,333,475
		30,906,936
Gas Utilities — 0.6%
ONE Gas, Inc.	118,194	9,279,411
Ground Transportation — 1.2%
FTAI Infrastructure, Inc.	1,295,863	5,598,128
Heartland Express, Inc.	490,928	3,731,053
Proficient Auto Logistics, Inc.*	434,238	3,608,518

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Ground Transportation — 1.2% (continued)
RXO, Inc.*	321,623	4,531,668
		17,469,367
Health Care Equipment & Supplies — 2.8%
Alphatec Holdings, Inc.*	615,530	6,758,519
AngioDynamics, Inc.*	286,645	2,662,932
Artivion, Inc.*	370,425	8,775,368
Embecta Corp.	342,701	4,177,525
Enovis Corp.*	195,318	6,756,050
SI-BONE, Inc.*	302,226	4,125,385
Treace Medical Concepts, Inc.*	550,252	3,895,784
Zimvie, Inc.*	361,729	3,277,265
		40,428,828
Health Care Providers & Services — 4.9%
AdaptHealth Corp., Class A*	755,773	6,431,628
Aveanna Healthcare Holdings, Inc.*	685,451	3,159,929
Brookdale Senior Living, Inc.*	1,718,343	11,272,330
Concentra Group Holdings Parent, Inc.	285,066	6,200,186
DocGo, Inc.*	433,133	965,887
InfuSystem Holdings, Inc.*	804,835	3,798,821
LifeStance Health Group, Inc.*	919,978	6,044,256
Pennant Group, Inc. (The)*	374,707	9,599,993
Performant Healthcare, Inc.*	2,344,575	5,533,197
Progyny, Inc.*	136,961	3,128,189
RadNet, Inc.*	52,785	2,764,878
Select Medical Holdings Corp.	338,310	6,170,775
Talkspace, Inc.*	1,123,899	3,450,370
Viemed Healthcare, Inc.*	384,990	2,721,879
		71,242,318
Health Care REITs — 0.2%
Strawberry Fields REIT, Inc., REIT	216,932	2,282,125
Health Care Technology — 0.9%
HealthStream, Inc.	354,546	11,923,382
iCAD, Inc.*	527,418	1,803,769
		13,727,151
First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure — 2.0%
Cheesecake Factory, Inc. (The)	115,924	5,839,092
Denny's Corp.*	1,554,118	5,734,695
El Pollo Loco Holdings, Inc.*	600,687	5,616,424
Portillo's, Inc., Class A*	488,412	5,050,180
Potbelly Corp.*	873,798	7,077,764
		29,318,155
Household Durables — 4.6%
Beazer Homes USA, Inc.*	567,451	11,099,342
Cavco Industries, Inc.*	3,174	1,567,480
Century Communities, Inc.	151,700	8,273,718
Champion Homes, Inc.*	77,794	6,729,181
Ethan Allen Interiors, Inc.	188,064	5,346,659
Hooker Furnishings Corp.	242,969	2,332,502
Installed Building Products, Inc.	59,736	9,906,021
LGI Homes, Inc.*	108,395	5,919,451
Smith Douglas Homes Corp., Class A*	208,319	4,051,805
Taylor Morrison Home Corp., Class A*	196,841	11,288,831
Universal Electronics, Inc.*	153,227	743,151
		67,258,141
Household Products — 0.7%
Spectrum Brands Holdings, Inc.	166,208	10,487,725
Insurance — 4.3%
Axis Capital Holdings Ltd.	132,162	12,729,844
Citizens, Inc., Class A*	492,832	1,986,113
First American Financial Corp.	107,571	6,541,393
Kemper Corp.	187,442	11,081,571
Lincoln National Corp.	444,598	14,169,338
Old Republic International Corp.	257,904	9,697,190
Stewart Information Services Corp.	106,675	6,985,079
		63,190,528
Interactive Media & Services — 1.6%
Cars.com, Inc.*	518,053	6,030,137
EverQuote, Inc., Class A*	257,719	6,118,249
QuinStreet, Inc.*	631,635	11,066,245
		23,214,631

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
IT Services — 0.5%
Backblaze, Inc., Class A*	935,900	4,117,960
Fastly, Inc., Class A*	676,581	3,890,341
		8,008,301
Leisure Products — 1.0%
AMMO, Inc.*	1,611,821	3,175,287
Clarus Corp.	812,410	2,672,829
Johnson Outdoors, Inc., Class A	98,958	2,259,211
YETI Holdings, Inc.*	205,972	5,880,501
		13,987,828
Life Sciences Tools & Services — 0.1%
Azenta, Inc.*	75,950	2,000,523
Machinery — 4.4%
Astec Industries, Inc.	260,369	9,433,169
Enpro, Inc.	46,315	6,919,461
Graham Corp.*	318,572	9,710,074
JBT Marel Corp.	57,412	6,043,187
Luxfer Holdings plc (United Kingdom)	389,900	4,195,324
Manitowoc Co., Inc. (The)*	717,959	5,657,517
Mayville Engineering Co., Inc.*	309,895	3,960,458
Park-Ohio Holdings Corp.	290,904	5,791,899
Shyft Group, Inc. (The)	136,043	1,150,924
Titan International, Inc.*	459,265	3,375,598
Trinity Industries, Inc.	347,211	8,714,996
		64,952,607
Media — 1.0%
Magnite, Inc.*	504,333	5,996,519
National CineMedia, Inc.	781,883	4,480,190
Thryv Holdings, Inc.*	333,454	4,568,320
		15,045,029
Metals & Mining — 3.8%
Carpenter Technology Corp.	21,602	4,225,567
Century Aluminum Co.*	322,113	5,285,874
Coeur Mining, Inc.*	2,134,632	11,847,208
Commercial Metals Co.	229,944	10,241,706
Ferroglobe plc	1,808,988	6,313,368

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Metals & Mining — 3.8% (continued)
Hecla Mining Co.	1,685,259	9,639,681
Kaiser Aluminum Corp.	137,130	8,839,400
		56,392,804
Multi-Utilities — 1.0%
Black Hills Corp.	132,691	8,080,882
Northwestern Energy Group, Inc.	113,508	6,609,571
		14,690,453
Oil, Gas & Consumable Fuels — 5.3%
Dorian LPG Ltd.	336,659	7,211,236
Golar LNG Ltd. (Bermuda)	246,742	10,487,769
Kosmos Energy Ltd. (Ghana)*	1,711,426	2,635,596
Matador Resources Co.	267,268	10,567,777
Murphy Oil Corp.	283,147	5,813,008
Navigator Holdings Ltd.	590,498	7,493,420
PBF Energy, Inc., Class A	430,394	7,394,169
Permian Resources Corp., Class A	553,852	6,535,453
Riley Exploration Permian, Inc.	257,618	6,358,012
Scorpio Tankers, Inc. (Monaco)	184,801	6,965,150
SM Energy Co.	246,203	5,610,966
		77,072,556
Paper & Forest Products — 1.0%
Clearwater Paper Corp.*	98,175	2,636,981
Louisiana-Pacific Corp.	141,843	12,242,469
		14,879,450
Passenger Airlines — 0.2%
Blade Air Mobility, Inc.*	1,034,014	2,740,137
Pharmaceuticals — 0.2%
Perrigo Co. plc	131,444	3,380,740
Professional Services — 0.5%
Asure Software, Inc.*	189,223	1,922,506
NV5 Global, Inc.*	264,881	4,913,542
		6,836,048
Real Estate Management & Development — 0.8%
Douglas Elliman, Inc.*	1,389,113	2,305,928
Forestar Group, Inc.*	457,724	8,815,764
		11,121,692

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Residential REITs — 0.6%
UMH Properties, Inc., REIT	506,544	8,950,632
Retail REITs — 1.4%
Macerich Co. (The), REIT	258,967	3,796,456
Tanger, Inc., REIT	154,895	4,880,742
Whitestone REIT, REIT	926,010	12,075,170
		20,752,368
Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd.*	287,097	5,406,037
Amkor Technology, Inc.	180,533	3,150,301
Amtech Systems, Inc.*	713,090	2,460,161
Cohu, Inc.*	35,871	573,936
FormFactor, Inc.*	77,636	2,184,677
Ichor Holdings Ltd.*	291,880	5,773,386
inTEST Corp.*	524,512	3,251,974
MKS Instruments, Inc.	73,336	5,143,787
Penguin Solutions, Inc.*	332,289	5,672,173
Ultra Clean Holdings, Inc.*	319,518	5,976,584
Veeco Instruments, Inc.*	383,091	7,163,802
		46,756,818
Software — 0.5%
Silvaco Group, Inc.*	643,012	3,420,824
Sprinklr, Inc., Class A*	551,685	4,242,457
		7,663,281
Specialized REITs — 0.7%
Outfront Media, Inc., REIT	718,880	10,876,654
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A*	308,979	1,708,654
MarineMax, Inc.*	175,096	3,757,560
Monro, Inc.	280,082	3,904,343
National Vision Holdings, Inc.*	491,524	6,070,321
OneWater Marine, Inc., Class A*	161,747	2,427,822
Shoe Carnival, Inc.	272,744	4,740,291
Sonic Automotive, Inc., Class A	98,776	5,997,679
Tile Shop Holdings, Inc.*	266,002	1,508,231
Tilly's, Inc., Class A*	306,293	468,628

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Specialty Retail — 2.7% (continued)
Warby Parker, Inc., Class A*	404,088	6,671,493
Zumiez, Inc.*	147,615	1,727,096
		38,982,118
Technology Hardware, Storage & Peripherals — 0.2%
Eastman Kodak Co.*	445,678	2,803,315
Textiles, Apparel & Luxury Goods — 0.5%
Fossil Group, Inc.*	588,674	594,561
Lakeland Industries, Inc.	224,092	3,659,422
Steven Madden Ltd.	113,506	2,383,626
		6,637,609
Trading Companies & Distributors — 2.9%
Air Lease Corp., Class A	200,083	9,355,881
Alta Equipment Group, Inc.	684,048	2,907,204
Boise Cascade Co.	55,795	5,204,558
Custom Truck One Source, Inc.*	290,894	1,172,303
DNOW, Inc.*	218,694	3,470,674
Titan Machinery, Inc.*	656,508	10,891,468
WESCO International, Inc.	59,336	9,669,394
		42,671,482
Total Common Stocks (Cost $1,424,109,820)		1,381,662,833
	Number of Rights
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,802)	44,841	—
	Shares
Short-Term Investments — 5.9%
Investment Companies — 5.9%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (c) (Cost $86,109,241)	86,109,241	86,109,241
Total Investments — 99.9% (Cost $1,510,246,863)		1,467,772,074
Other Assets Less Liabilities — 0.1%		1,154,039
Net Assets — 100.0%		1,468,926,113

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security fair valued as of April 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at April 30, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of April 30, 2025.

Abbreviations

CVR  — Contingent Value Rights

REIT  — Real Estate Investment Trust

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,384,350
Aggregate gross unrealized depreciation	(235,859,139)
Net unrealized depreciation	$(42,474,789)
Federal income tax cost of investments	$1,510,246,863

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 0.2%
United States — 0.2%
Amtech Systems, Inc.*^	$4,023,077	$117,845	$(114,903)	$(170,050)
Total Common Stocks	4,023,077	117,845	(114,903)	(170,050)
Total	$4,023,077	$117,845	$(114,903)	$(170,050)

Affiliated Securities (continued)

	Change in Unrealized Appreciation/ Depreciation	Market Value April 30, 2025	Shares at April 30, 2025	Dividend Income
Common Stocks — 0.2%
United States — 0.2%
Amtech Systems, Inc.*^	$(1,395,808)	$2,460,161	713,090	$—
Total Common Stocks	(1,395,808)	2,460,161	713,090	—
Total	$(1,395,808)	$2,460,161	713,090	$—

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2025.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 91.3%
Aerospace & Defense — 1.8%
AAR Corp.*	2,968	158,669
Curtiss-Wright Corp.	2,156	743,583
		902,252
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.*	12,311	446,151
Automobile Components — 0.6%
Goodyear Tire & Rubber Co. (The)*	25,999	282,869
Banks — 1.9%
Webster Financial Corp.	19,800	936,540
Biotechnology — 1.8%
CareDx, Inc.*	9,815	165,677
Exelixis, Inc.*	19,271	754,460
		920,137
Building Products — 2.0%
AZEK Co., Inc. (The), Class A*	5,900	292,404
Lennox International, Inc.	1,302	711,868
		1,004,272
Capital Markets — 4.3%
Evercore, Inc., Class A	4,740	973,074
Houlihan Lokey, Inc., Class A	4,202	681,060
Raymond James Financial, Inc.	3,743	512,941
		2,167,075
Chemicals — 2.3%
International Flavors & Fragrances, Inc.	6,977	547,416
Westlake Corp.	6,552	605,601
		1,153,017
Communications Equipment — 0.7%
Ciena Corp.*	5,000	335,800
Construction & Engineering — 4.1%
Arcosa, Inc.	1,796	143,806
Dycom Industries, Inc.*	5,212	873,271
Quanta Services, Inc.	3,518	1,029,683
		2,046,760

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Construction Materials — 0.3%
Titan America SA (Belgium)*	10,925	144,538
Consumer Staples Distribution & Retail — 3.8%
Casey's General Stores, Inc.	1,293	598,129
Chefs' Warehouse, Inc. (The)*	9,979	568,503
Performance Food Group Co.*	9,300	750,138
		1,916,770
Electrical Equipment — 1.5%
Generac Holdings, Inc.*	6,535	747,473
Electronic Equipment, Instruments & Components — 6.5%
Avnet, Inc.	9,328	438,323
Belden, Inc.	6,475	667,637
Coherent Corp.*	7,601	488,896
Fabrinet (Thailand)*	4,316	885,039
Flex Ltd.*	16,348	561,390
Trimble, Inc.*	3,703	230,105
		3,271,390
Financial Services — 6.6%
MGIC Investment Corp.	29,925	745,432
Radian Group, Inc.	29,931	955,996
Rocket Cos., Inc., Class A	64,300	830,113
Walker & Dunlop, Inc.	10,492	803,058
		3,334,599
Food Products — 1.8%
Ingredion, Inc.	6,732	894,144
Ground Transportation — 1.0%
XPO, Inc.*	4,885	518,396
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.*	976	169,141
Enovis Corp.*	8,008	276,996
Zimmer Biomet Holdings, Inc.	4,136	426,215
		872,352
Health Care Providers & Services — 9.3%
Cardinal Health, Inc.	10,779	1,522,965
Ensign Group, Inc. (The)	5,525	712,670
Quest Diagnostics, Inc.	5,435	968,626

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services — 9.3% (continued)
Tenet Healthcare Corp.*	10,333	1,477,102
		4,681,363
Hotels, Restaurants & Leisure — 5.9%
Aramark	15,985	534,379
Cheesecake Factory, Inc. (The)	19,215	967,860
Denny's Corp.*	144,748	534,120
Texas Roadhouse, Inc., Class A	5,615	931,865
		2,968,224
Household Durables — 4.0%
Beazer Homes USA, Inc.*	37,080	725,285
Champion Homes, Inc.*	3,645	315,293
LGI Homes, Inc.*	6,389	348,903
PulteGroup, Inc.	1,826	187,311
Toll Brothers, Inc.	4,091	412,659
		1,989,451
Insurance — 4.2%
Axis Capital Holdings Ltd.	10,112	973,988
First American Financial Corp.	2,447	148,802
Old Republic International Corp.	26,060	979,856
		2,102,646
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A*	3,273	798,874
Machinery — 5.1%
Chart Industries, Inc.*	6,530	881,419
Donaldson Co., Inc.	11,371	747,416
Dover Corp.	5,576	951,545
		2,580,380
Multi-Utilities — 1.3%
Black Hills Corp.	10,830	659,547
Oil, Gas & Consumable Fuels — 5.1%
Expand Energy Corp.	10,074	1,046,689
HF Sinclair Corp.	7,891	237,282
Matador Resources Co.	18,137	717,137
Permian Resources Corp., Class A	47,371	558,978
		2,560,086

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Passenger Airlines — 1.8%
Delta Air Lines, Inc.	15,194	632,526
Southwest Airlines Co.	9,500	265,620
		898,146
Personal Care Products — 0.6%
Coty, Inc., Class A*	61,074	308,424
Semiconductors & Semiconductor Equipment — 3.0%
Amkor Technology, Inc.	5,879	102,588
Entegris, Inc.	5,176	409,525
MKS Instruments, Inc.	3,847	269,829
Onto Innovation, Inc.*	5,893	718,769
		1,500,711
Specialty Retail — 3.3%
Lithia Motors, Inc., Class A	1,294	378,831
RH*	975	179,429
Shoe Carnival, Inc.	17,997	312,788
Warby Parker, Inc., Class A*	47,500	784,225
		1,655,273
Textiles, Apparel & Luxury Goods — 0.5%
Steven Madden Ltd.	11,478	241,038
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	21,592	1,009,642
Total Common Stocks (Cost $41,778,562)		45,848,340
Short-Term Investments — 8.3%
Investment Companies — 8.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (a) (Cost $4,163,482)	4,163,482	4,163,482
Total Investments — 99.6% (Cost $45,942,044)		50,011,822
Other Assets Less Liabilities — 0.4%		179,676
Net Assets — 100.0%		50,191,498

*  Non-income producing security.

(a)  Represents 7-day effective yield as of April 30, 2025.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | April 30, 2025 (unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,677,408
Aggregate gross unrealized depreciation	(3,607,630)
Net unrealized appreciation	$4,069,778
Federal income tax cost of investments	$45,942,044

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 92.2%
Australia — 1.6%
Glencore plc	56,259	184,458
Ora Banda Mining Ltd.*	57,000	36,422
		220,880
Belgium — 1.2%
Shurgard Self Storage Ltd., REIT	4,095	169,906
Canada — 15.6%
Agnico Eagle Mines Ltd.	1,799	211,440
Canadian National Railway Co.	1,765	170,931
Canadian Pacific Kansas City Ltd.	2,446	177,657
Franco-Nevada Corp.	1,795	308,468
G Mining Ventures Corp.	3,000	41,607
Imperial Oil Ltd.	4,162	280,737
Nutrien Ltd.	6,291	359,134
TransAlta Corp.	15,350	136,843
Wheaton Precious Metals Corp.	6,158	514,179
		2,200,996
China — 1.9%
GDS Holdings Ltd., Class A*	85,700	271,850
Faroe Islands — 1.4%
Bakkafrost P/F	3,802	191,719
France — 0.6%
Air Liquide SA	414	85,068
Germany — 2.4%
FUCHS SE (Preference)	6,832	342,574
Hong Kong — 4.0%
CK Asset Holdings Ltd.	33,000	134,817
Guoco Group Ltd. (a)	15,000	121,799
Hongkong Land Holdings Ltd.	61,200	299,513
		556,129
Indonesia — 0.9%
United Tractors Tbk. PT	93,388	127,626
Japan — 3.9%
Kansai Paint Co. Ltd.	18,800	283,378

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Japan — 3.9% (continued)
Komatsu Ltd.	6,700	193,761
Shin-Etsu Chemical Co. Ltd.	2,300	69,993
		547,132
Mexico — 8.7%
FIBRA Macquarie Mexico, REIT (b)	180,168	282,418
GCC SAB de CV	27,020	226,585
GMexico Transportes SAB de CV (b)	97,497	168,142
Grupo Mexico SAB de CV, Series B	63,460	329,750
Prologis Property Mexico SA de CV, REIT	61,553	219,244
		1,226,139
Russia — 0.0%
Alrosa PJSC‡(c)	48,132	—
Singapore — 0.6%
Sheng Siong Group Ltd.	58,700	79,088
South Korea — 1.7%
Samsung Electronics Co. Ltd. (Preference)	7,390	243,949
Switzerland — 0.5%
Barry Callebaut AG (Registered)	83	74,411
United Kingdom — 10.4%
Ashtead Group plc	3,799	203,370
Big Yellow Group plc, REIT	22,260	299,684
Cranswick plc	2,595	179,602
Derwent London plc, REIT	6,976	180,639
Great Portland Estates plc, REIT	51,232	211,658
Shell plc	11,970	389,390
		1,464,343
United States — 36.8%
American Water Works Co., Inc.	454	66,743
BXP, Inc., REIT	2,176	138,676
Carlisle Cos., Inc.	404	153,310
Comcast Corp., Class A	4,034	137,963
CRH plc	4,052	384,334
Cummins, Inc.	502	147,508
Deere & Co.	228	105,692
Dominion Energy, Inc.	4,586	249,387

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
United States — 36.8% (continued)
Douglas Emmett, Inc., REIT	15,605	215,817
EastGroup Properties, Inc., REIT	831	135,802
Equinix, Inc., REIT	86	74,024
Equity Residential, REIT	3,885	272,960
Extra Space Storage, Inc., REIT	2,353	344,762
Exxon Mobil Corp.	533	56,301
HCA Healthcare, Inc.	1,163	401,328
IDACORP, Inc.	2,675	315,891
Noble Corp. plc	10,932	237,662
ONEOK, Inc.	4,718	387,631
Reliance, Inc.	793	228,566
RPM International, Inc.	1,633	174,323
Schlumberger NV	3,589	119,334
Terreno Realty Corp., REIT	1,210	68,159
TXNM Energy, Inc.	5,387	286,588
UGI Corp.	8,613	282,420
Williams Cos., Inc. (The)	3,190	186,838
		5,172,019
Total Common Stocks (Cost $12,272,211)		12,973,829
Master Limited Partnerships — 4.4%
United States — 4.4%
Black Stone Minerals LP	14,564	205,498
Enterprise Products Partners LP	13,892	415,371
Total Master Limited Partnerships (Cost 565,035)		620,869
	Ounces
Commodities — 2.3%
Gold bullion* (Cost $274,172)	100	329,691

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Exchange Traded Funds — 1.4%
United States
iShares Gold Trust (Cost $165,374)	3,056	189,991
Short-Term Investment — 0.6%
Investment Companies — 0.6%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (d) (Cost $80,186)	80,186	80,186
Total Investments — 100.9% (Cost $13,356,978)		14,194,566
Liabilities in Excess of Other Assets — (0.9)%		(126,373)
Net Assets — 100.0%		14,068,193

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at April 30, 2025 amounted to $121,799, which represents approximately 0.87% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/17/23 - 01/31/24	$131,016	$8.12

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Security fair valued as of April 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at April 30, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  Represents 7-day effective yield as of April 30, 2025.

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,822,430
Aggregate gross unrealized depreciation	(984,842)
Net unrealized appreciation	$837,588
Federal income tax cost of investments	$13,356,978

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 108.6%
Alabama — 0.7%
Alabama Housing Finance Authority, Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,500,000	7,420,172
Revenue, GNMA Insured, Series 2025 A, 4.75%, 10/01/2045	4,000,000	4,026,420
Homewood Educational Building Authority, CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	2,000,000	2,044,562
CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	11,020,000	11,210,493
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	1,615,000	1,650,984
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	10,575,000	10,757,801
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,146,246
		44,256,678
American Samoa — 0.0% (b)
American Samoa Economic Development Authority, Revenue, Series 2018, 6.50%, 09/01/2028 (c)	150,000	155,562
Revenue, Series 2021 A, 5.00%, 09/01/2038 (c)	1,000,000	983,560
		1,139,122
Arizona — 2.3%
Arizona Industrial Development Authority, Revenue, GNMA Insured, Series 2024 A, 5.00%, 10/01/2045 (d)	2,100,000	2,119,462
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.65%, 10/01/2049	1,000,000	985,796
Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,073,159
Revenue, GNMA Insured, Series 2025 A, 4.70%, 10/01/2040 (d)	2,755,000	2,766,787
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050 (d)	3,500,000	3,548,409
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053 (d)	1,350,000	1,364,756

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.3% (continued)
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (c)	1,115,000	875,310
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	29,350,000	26,956,009
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (c)	1,275,000	1,258,144
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (c)	11,500,000	11,230,274
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (c)	19,000,000	17,868,742
KIPP Nashville Obligated Group, Revenue, Series 2022 A, 5.00%, 07/01/2062	2,160,000	2,001,056
Leman Academy of Excellence Obligated Group, Revenue, Refunding, Series 2022 A, 4.50%, 07/01/2054	7,000,000	5,922,111
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (c)	1,840,000	1,797,672
Industrial Development Authority of the County of Pima (The), Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	464,937
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	575,000	560,853
Maricopa County & Phoenix Industrial Development Authorities, Revenue, GNMA Insured, Series 2025 A, 4.65%, 09/01/2050	7,500,000	7,379,727
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	2,750,000	2,685,687
Maricopa County Industrial Development Authority, Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (c)(e)(f)	8,400,000	8,126,135
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (c)	2,275,000	2,281,415
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (c)	2,000,000	2,041,374
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (c)	380,000	371,836

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.3% (continued)
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (c)	2,000,000	1,911,693
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (c)	4,850,000	4,629,051
Sierra Vista Industrial Development Authority, American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2054 (c)	12,400,000	11,490,216
American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2059 (c)	1,500,000	1,374,814
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (c)	325,000	332,626
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	550,000	561,814
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (c)	1,120,000	1,152,982
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (c)	1,640,000	1,685,602
Superstition Vistas, Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	334,046
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	68,563
Assessment Area 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	288,866
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	1,905,000	1,729,066
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,013,925
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	228,523
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,492,003
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,657,601
Town of Florence, Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.00%, 07/01/2039	125,000	119,679

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.3% (continued)
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.60%, 07/01/2049	435,000	405,166
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	71,879
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	256,139
		139,483,905
Arkansas — 0.5%
Arkansas Development Finance Authority, Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (c)	11,250,000	12,195,713
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	969,220
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	342,898
City of Brookland, Revenue, Series 2025, 4.75%, 04/01/2045	285,000	262,142
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,106,095
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,456,115
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,964,269
County of Johnson, Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,177,431
		29,473,883
California — 10.9%
Antelope Valley Healthcare District, Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2031	2,765,000	2,769,086
Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	8,375,000	7,484,145

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
California Community Housing Agency, Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (c)	12,800,000	10,455,998
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (c)	64,255,000	40,317,487
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (c)	1,000,000	663,330
California County Tobacco Securitization Agency, Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (g)	75,610,000	17,833,994
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (c)(e)(f)	130,700,000	126,151,758
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (c)	2,645,000	2,494,850
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (c)	2,100,000	1,939,677
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (c)	8,550,000	7,873,170
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (c)	9,400,000	9,050,800
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	9,710,000	8,681,741
WFCS Holdings II LLC, Revenue, Series 2021 B, 0.00%, 01/01/2061 (c)(g)	10,000,000	699,856
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (c)	3,000,000	2,687,599
California Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Revenue, Series B, 4.00%, 09/01/2050	5,030,000	4,079,022
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,003,164
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,077,310
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,233,451
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (c)	2,000,000	2,028,004

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
City of Elk Grove Community Facilities District No. 2023-7 Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2054	1,000,000	988,264
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2040	2,750,000	2,406,823
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	3,250,000	2,622,307
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	329,597
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	674,079
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	788,209
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,254,310
John Adams Academy — Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,258,481
John Adams Academy — Roseville, Revenue, Series A, 5.00%, 10/01/2044	1,810,000	1,676,541
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (c)	1,000,000	945,429
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (c)	1,250,000	1,166,409
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (c)	2,825,000	2,703,831
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (c)	7,800,000	7,078,299
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (c)	1,670,000	1,571,397
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (c)	710,000	713,910
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (c)	695,000	701,431
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (c)	775,000	813,676
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (c)	3,230,000	3,388,807

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (c)	5,560,000	5,878,249
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	1,500,000	1,544,491
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (c)	400,000	365,077
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (c)	1,255,000	1,238,781
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (c)	14,740,000	14,329,049
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (c)	12,000,000	11,737,229
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (c)	16,500,000	15,597,118
QSH/MB LLC, Revenue, Senior Lien, Series 2025A-1, 6.75%, 07/01/2065 (c)	33,000,000	34,286,518
California School Finance Authority, Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (c)	1,000,000	1,010,688
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (c)	2,305,000	2,212,943
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (c)	830,000	792,573
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (c)	1,755,000	1,660,330
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (c)	3,805,000	3,577,555
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (c)	1,000,000	935,195
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (c)	735,000	685,181
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (c)	5,475,000	4,974,135
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (c)	2,000,000	1,885,730

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, Class A, 5.00%, 06/01/2054 (c)	1,750,000	1,587,440
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2059 (c)	4,650,000	4,247,392
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (c)	8,380,000	7,563,703
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (c)	5,340,000	4,978,095
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (c)	360,000	361,692
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (c)	18,235,000	16,518,450
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (c)	640,000	649,329
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (c)	6,790,000	5,342,532
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2061 (c)	1,455,000	1,087,441
California Statewide Communities Development Authority, Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,157,176
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049	820,000	815,718
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054	850,000	842,587
Front Porch Communities & Services Obligated Group, Revenue, Refunding, Series 2021 A, 3.00%, 04/01/2051	9,000,000	6,263,156
California Statewide Financing Authority, Revenue, Series 2006 A, 0.00%, 06/01/2046 (g)	15,000,000	3,738,229
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	800,000	817,997
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,004
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	230,000	235,174

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
Chino Community Facilities District, City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	684,140
City & County of San Francisco, Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (c)	1,000,000	935,345
International Airport, Revenue, Second Series, AMT, Series 2025 A, 5.50%, 05/01/2055 (a)	26,950,000	28,177,365
City of Los Angeles Department of Airports, Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (a)	25,000,000	26,180,108
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (a)	14,085,000	14,480,238
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (a)	18,025,000	18,875,951
City of Rancho, Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,402,296
City of Rancho Cordova, Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2049	550,000	554,177
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, Series 2024, 5.00%, 09/01/2053	545,000	546,898
CMFA Special Finance Agency I, Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (c)	12,240,000	8,951,990
CSCDA Community Improvement Authority, Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (c)	24,965,000	18,735,813
Escondido Portfolio, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 06/01/2058 (c)	9,875,000	7,592,994
Link — Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (c)	1,295,000	972,785
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (c)	23,865,000	15,929,055
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (c)	150,000	114,810

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (c)	6,250,000	4,035,358
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (c)	19,365,000	14,051,304
Renaissance at City Center, Revenue, Series 2020 A, 5.00%, 07/01/2051 (c)	1,000,000	915,455
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (c)	160,000	105,413
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (c)	4,950,000	3,280,936
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (c)	2,250,000	1,525,592
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (c)	39,995,000	23,441,417
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (c)	6,885,000	4,420,871
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (c)	31,100,000	22,055,510
Folsom Ranch Financing Authority, City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	401,136
City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2053	460,000	458,069
Golden State Tobacco Securitization Corp., Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (g)	40,000,000	4,287,624
Inland Empire Tobacco Securitization Corp., Revenue, Series 2007 C-2, 0.00%, 06/01/2047 (g)	40,000,000	6,653,184
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	59,404
Revenue, Series 2015 B, 3.38%, 06/01/2031	45,000	40,706
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	111,954
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	96,715
Revenue, Series 2015 B, 4.00%, 06/01/2037	765,000	683,141
Revenue, Series 2015 B, 5.00%, 06/01/2040	3,420,000	3,243,286
Revenue, Series 2015 B, 4.00%, 06/01/2045	10,635,000	8,510,255

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.9% (continued)
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,676,817
Woodland-Davis Clean Water Agency, Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (c)	1,533,585	1,320,994
		685,850,305
Colorado — 2.3%
Aerotropolis Regional Transportation Authority, Revenue, Series 2024, 5.50%, 12/01/2044 (c)	2,250,000	2,217,147
Revenue, Series 2024, 5.75%, 12/01/2054 (c)	24,525,000	24,613,347
Canyons Metropolitan District No. 5, GO, Refunding, Series 2024 B, 6.50%, 12/01/2054	3,400,000	3,354,438
CCP Metropolitan District No. 3, GO, Refunding, Series 2024, 5.00%, 12/01/2053	1,200,000	1,118,884
Colorado Educational & Cultural Facilities Authority, Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	988,579
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (c)	2,000,000	1,793,796
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	144,548
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,395,353
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	165,868
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	200,000	164,703
Covenant Living Communities and Services Obligated Group, Revenue, Refunding, Series 2025 A, 5.13%, 12/01/2055	1,445,000	1,446,975
Colorado Housing and Finance Authority, Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049 (a)	2,620,000	2,567,981
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054 (a)	3,500,000	3,440,560

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 2.3% (continued)
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059 (a)	2,765,000	2,756,390
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064 (a)	2,150,000	2,143,013
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067 (a)	2,230,000	2,245,406
Elbert County Independence Water & Sanitation District, Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	3,741,000	3,638,655
Granary Metropolitan District, Special Assessment, Series 2024, 5.45%, 12/01/2044 (c)	3,040,000	2,788,636
Haymeadow Metropolitan District No. 1, GO, Series 2025 A, 6.13%, 12/01/2054	1,625,000	1,539,178
Hess Ranch Metropolitan District No. 5, Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	2,500,000	2,480,942
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	2,250,000	2,293,357
Independence Metropolitan District, GO, Senior Lien, Refunding, Series 2024 A, 5.38%, 12/01/2054	5,250,000	4,791,279
Ledge Rock Center Residential Metropolitan District No. 1, GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	3,886,264
Mineral Business Improvement District, GO, Series 2024 A, 5.75%, 12/01/2054 (c)	3,125,000	3,004,763
Mirabelle Metropolitan District No. 2, GO, Refunding, Series 2025B, 6.13%, 12/15/2049	2,100,000	2,079,887
Murphy Creek Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054 (c)	7,065,000	6,490,729
Newlin Crossing Metropolitan District, GO, Series 2024 A, 5.38%, 12/01/2054 (c)	1,145,000	1,061,304
GO, Series 2024 B, 7.75%, 12/15/2054 (c)	603,000	605,268
Pinery Commercial Metropolitan District No. 2, Revenue, Series 2025, 5.75%, 12/01/2054	5,200,000	4,944,995
Pinon Pines Metropolitan District No. 3, GO, Series 2025, 0.00%, 12/01/2054 (e)	4,000,000	3,334,030

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 2.3% (continued)
Poudre Heights Valley Metropolitan District, GO, Series 2024 A, 5.50%, 12/01/2054 (c)	980,000	874,172
Prairie Center Metropolitan District No. 3, GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,180,958
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,026,333
Ridge at Johnstown Metropolitan District, Special Assessment, Series 2024, 5.88%, 12/01/2044 (c)	2,000,000	1,816,596
Rocky Mountain Rail Park Metropolitan District, GO, Series 2021 A, 5.00%, 12/01/2051 (c)	4,000,000	3,554,028
Sky Dance Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054	2,500,000	2,318,056
Sky Ranch Community Authority Board, GO, Series 2024 B, 6.50%, 12/15/2054	550,000	543,331
St Vrain Lakes Metropolitan District No. 2, GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	2,000,867
St. Vrain Lakes Metropolitan District No. 4, GO, Series 2024 A, 0.00%, 09/20/2054 (c)	17,585,000	11,690,234
STC Metropolitan District No. 2, GO, Second Lien, Refunding, Series 2025 A-2, 6.25%, 12/01/2055 (c)	2,500,000	2,518,072
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (c)(d)	1,840,000	1,852,012
Sterling Ranch Community Authority Board, Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	2,600,000	2,592,912
Sunset Parks Metropolitan District, GO, Series 2024 A, 5.13%, 12/01/2054 (c)	1,415,000	1,293,628
Town of Del Norte, Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	511,609
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,257,089
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	914,810

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Colorado — 2.3% (continued)
Water Valley Metropolitan District No. 3, GO, Series 2024 A, 5.25%, 12/01/2054	600,000	555,951
Waterview North Metropolitan District, GO, Series 2024 A, 5.75%, 12/01/2054 (c)	1,750,000	1,593,293
		137,590,226
Connecticut — 1.8%
Connecticut Housing Finance Authority, Revenue, Refunding, Series 2024 F-1, 4.60%, 11/15/2044 (a)	21,770,000	21,670,662
Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (a)	34,810,000	34,709,768
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (a)	10,010,000	10,020,265
Connecticut State Health & Educational Facilities Authority, Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,855,076
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	5,984,629
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (c)	3,850,000	3,617,112
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (c)	1,265,000	1,152,910
Nuvance Health Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2039	365,000	278,713
University of Hartford (The), Revenue, Refunding, Series 2019 N, 4.00%, 07/01/2049	3,900,000	2,897,425
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	3,750,000	3,344,429
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	60,000	49,291
Stamford Housing Authority, TJH Senior Living LLC Obligated Group, Revenue, Series 2025 A, 5.50%, 10/01/2035	1,000,000	999,465
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	1,600,000	1,616,721
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	2,500,000	2,511,133

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut — 1.8% (continued)
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	1,900,000	1,850,996
TJH Senior Living LLC Obligated Group, Revenue, Series 2025 C, 4.75%, 10/01/2032	2,590,000	2,568,108
Steel Point Infrastructure Improvement District, Tax Allocation, Series 2024, 5.63%, 04/01/2044 (c)	1,000,000	1,013,529
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (c)	2,500,000	2,597,110
		99,737,342
Delaware — 0.3%
Delaware State Housing Authority, Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.65%, 07/01/2050	5,000,000	4,916,041
Revenue, Senior Lien, GNMA Insured, Series 2025 A, 4.70%, 07/01/2055	1,490,000	1,459,868
Town of Bridgeville, Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (c)	870,000	871,343
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (c)	3,065,000	3,097,166
Town of Milton, Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (c)	1,265,000	1,218,739
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (c)	4,665,000	4,535,432
		16,098,589
District of Columbia — 1.2%
District of Columbia, Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	2,935,716
Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (c)	6,510,000	5,749,020
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (c)	4,345,000	3,881,858
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	7,180,000	6,491,792

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia — 1.2% (continued)
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (c)	10,570,000	9,243,624
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	4,100,000	4,112,733
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,439,247
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (g)	20,000,000	4,980,010
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (c)	2,162,000	1,950,270
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (c)	8,635,000	6,403,630
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (c)	6,010,000	4,457,824
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (c)	14,470,000	8,283,754
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (a)	11,750,000	12,232,837
		73,162,315
Florida — 20.3%
Academical Village Community Development District, Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,560,900
Anabelle Island Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	143,378
Antillia Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	711,745
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	987,394
Arbors Community Development District, Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (c)	1,000,000	977,427
Arbors Community Development District 2024, Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (c)	875,000	852,293
Ave Maria Stewardship Community District, Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,445,000	2,090,671

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	781,214
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	258,510
Babcock Ranch Community Independent Special District, Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (c)	2,750,000	2,658,484
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	14,807
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	3,175,000	3,033,476
Bella Collina Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	663,800
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	879,543
Berry Bay Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,375,000	1,106,692
Berry Bay II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	525,115
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	943,547
Bridgewater North Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,600,285
Brightwater Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	655,000	641,274
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	1,450,000	1,418,722
Buckhead Trails Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,000,000	976,078
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,675,000	1,626,928
Caldera Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,450,000	1,391,668

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	1,000,000	940,662
Capital Projects Finance Authority, Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (c)	820,000	840,054
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (c)	510,000	520,912
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (c)	1,460,000	1,497,782
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (c)	4,800,000	4,402,372
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (c)	1,885,000	1,682,504
PRG — UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2049 (c)	1,900,000	1,811,220
PRG — UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2054 (c)	4,300,000	4,057,449
PRG — UnionWest Properties LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2058 (c)	1,600,000	1,493,547
PRG — UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (c)(e)	73,715,000	11,085,019
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (c)	1,500,000	1,487,792
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (c)	1,500,000	1,476,047
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (c)	4,500,000	4,546,000
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (c)	8,000,000	7,863,817
Capital Trust Agency, Inc., Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (c)	2,450,000	1,856,313

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (c)	2,250,000	1,681,642
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (c)	1,085,000	1,057,208
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (c)	2,000,000	1,454,397
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	4,365,000	3,888,351
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	6,950,000	6,123,387
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	9,000,000	8,842,639
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (c)	1,000,000	929,793
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (c)	1,500,000	1,391,028
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (c)	2,000,000	1,811,461
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (c)	1,500,000	1,535,150
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (c)	810,000	818,447
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (c)	1,250,000	1,269,544
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (c)	1,100,000	1,118,145
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (c)	1,475,000	1,474,024
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025A, 4.75%, 07/01/2040 (c)	2,000,000	1,882,477
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025A, 5.00%, 07/01/2045 (c)	1,500,000	1,401,796
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025A, 5.25%, 07/01/2050 (c)	2,000,000	1,879,274
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025A, 5.25%, 07/01/2055 (c)	2,500,000	2,313,258
First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025A, 5.38%, 07/01/2065 (c)	5,820,000	5,372,417
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,737,457
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (c)	1,000,000	929,351
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.25%, 06/15/2059 (c)	1,770,000	1,646,373
Caymas Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	967,824
Cedar Crossings Community Development District, Special Assessment, Series 2025, 5.30%, 05/01/2045 (c)	500,000	479,428
Special Assessment, Series 2025, 5.50%, 05/01/2055 (c)	700,000	660,163
Central Parc Community Development District, Special Assessment, Series 2024, 4.90%, 05/01/2031	475,000	473,911
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	739,162
Chaparral Palm Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	961,541
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,161,599
Chapel Creek Community Development District, Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	983,795
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2041 (c)	4,345,000	3,815,971
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (c)	4,345,000	3,462,495
City of Pompano Beach, John Knox Village of Florida, Inc. Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2056	500,000	384,529
Connerton East Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	500,000	483,810

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 2, Special Assessment, Series 2025, 5.63%, 06/15/2055	1,000,000	961,784
Coral Bay Lee County Community Development District, Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	984,698
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,203,224
Coral Creek Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,700,000	1,679,455
Coral Lakes Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,001,288
County of Miami-Dade, Aviation, Revenue, AMT, Series 2025 A, 5.50%, 10/01/2055 (a)	15,000,000	15,639,555
County of Palm Beach, Provident Group — LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (c)	1,000,000	867,789
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	12,761,128
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,597,411
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2039 (c)	1,950,000	1,816,588
Creekview Community Development District, Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,535,000	1,430,544
Phase 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	2,000,000	1,927,505
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,500,000	3,347,779
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	1,000,000	963,118
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,375,000	1,318,599
Crosswinds East Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,500,000	1,488,090
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	737,175

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	948,880
Curiosity Creek Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (c)	900,000	868,957
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (c)	1,475,000	1,418,286
Dewey Robbins Community Development District, Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	884,169
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,283,467
Dowden West Community Development District, Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	483,971
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	830,194
East Nassau Stewardship District, Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,188,333
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,454,185
Wildlight Village Phase 3, Special Assessment, Series 2024, Class A, 5.50%, 05/01/2055	1,605,000	1,533,153
East Palm Drive Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	481,907
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 06/15/2054	750,000	716,714
Edgewater East Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,730,000	1,386,257
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,635,000	2,298,739
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	7,530,000	5,997,973
Edgewater West Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,894,255
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	2,500,000	2,343,188

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Entrada Community Development District, Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	858,628
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	686,812
Epperson North Community Development District, Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,578,762
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	449,362
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	720,850
Everlands Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	983,168
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (c)	750,000	726,520
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (c)	1,000,000	958,230
Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	711,575
Fish Lake Cover Community Development District, Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	801,747
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,119,508
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (c)(e)(f)	166,140,000	172,412,948
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (c)(e)(f)	75,210,000	77,670,360
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (c)	5,000,000	4,671,711
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 A, 8.25%, 08/13/2025 (c)(e)(f)	246,250,000	253,861,932
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	15,590,000	15,117,434

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	172,655,000	172,666,050
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.00%, 06/01/2034 (c)	1,190,000	1,190,284
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (c)	1,000,000	969,114
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (c)	2,790,000	2,704,202
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (c)	1,500,000	1,427,586
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (c)	2,000,000	1,985,936
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	2,997,973
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	937,170
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (c)	1,600,000	1,536,937
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (c)	7,200,000	6,873,887
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (c)	6,550,000	6,188,204
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	892,510
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	812,295
Gardens at Hammock Beach Community Development District, Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	530,000	509,080
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	267,869
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	956,384

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,198,708
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	535,819
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,850,641
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	4,967,518
Governors Park South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	821,270
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,208,473
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,490,952
Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2052	3,815,000	2,980,330
Greater Orlando Aviation Authority, Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (a)	20,000,000	20,453,222
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	980,540
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,320,241
Hamilton Bluff Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,333,384
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	1,948,840
Hammock Oaks Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,250,262
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (c)	1,000,000	987,415
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (c)	1,500,000	1,473,250

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Harmony on Lake Eloise Community Development District, Assessment Area No. 2, Special Assessment, Series 2025, 5.45%, 11/01/2045	1,000,000	978,027
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,218,135
Harmony West Community Development District, Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	610,437
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	973,639
Harvest Ridge Community Development District, Special Assessment, Series 2024, 5.38%, 05/01/2054	650,000	619,588
Hawthorne Mill North Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	960,406
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,338,184
Hickory Tree Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,418,212
Highland Trails Community Development District, Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	868,278
Hillcrest Community Development District, Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	288,926
Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044 (c)	1,000,000	930,618
Special Assessment, Series 2024, 5.30%, 05/01/2054 (c)	1,500,000	1,395,933
Hills of Minneola Community Development District, North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	662,930
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,033,730
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (c)	4,500,000	3,667,806
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,556,956

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Hobe-St. Lucie Conservancy District, Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,904,048
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,677,900
Hyde Park Community Development District No. 1, Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	410,763
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	659,845
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,705,000	1,678,701
Kelly Park Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	630,068
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	876,540
Keys Edge Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 05/01/2044	975,000	931,642
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	947,073
Lake Hideaway Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	2,000,000	1,970,349
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,750,000	2,687,705
Lake Mattie Preserve Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	556,257
Special Assessment, Series 2025, 5.45%, 05/01/2045	980,000	936,821
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	1,020,940
Lakes of Sarasota Community Development District, Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044	425,000	408,305
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	655,591
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,287,518

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Lakewood Ranch Stewardship District, Special Assessment, Series 2024, 5.50%, 05/01/2055	765,000	734,944
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	430,000	344,579
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	585,000	569,266
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (c)	70,000	56,972
Landings Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	273,669
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,002,839
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	828,199
Langley South Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2055	4,765,000	4,562,523
Leomas Landing Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	437,501
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/04/2054	555,000	535,662
Liberty Cove Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,037,184
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,910,898
Live Oak Lake Community Development District, Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,418,405
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,303,481
Longleaf Community Development District, Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (c)	1,000,000	1,001,605

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	700,000	662,843
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,150,000	1,071,948
Los Cayos Community Development District, Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	784,299
Lowery Hills Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (c)	725,000	702,937
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (c)	1,000,000	968,821
LT Ranch Community Development District, Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	818,644
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	274,051
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,000,212
LTC Ranch West Residential Community Development District, Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,470,510
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	601,139
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,405,000	1,396,080
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044	1,000,000	963,752
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,250,000	1,202,331
Magnolia Island Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	750,000	734,411
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,000,000	971,198
Malabar Springs Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	952,507

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,500,000	1,415,766
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.95%, 05/01/2054	1,375,000	1,355,027
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,252,599
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	992,408
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	926,194
Miami-Dade County Industrial Development Authority, Pinecrest Academy Obligated Group, Revenue, Series 2017, 5.00%, 09/15/2044 (c)	4,210,000	3,900,577
Mirada Community Development District, Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	2,000,000	1,976,095
Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,325,049
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,507,525
Normandy Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (c)	1,500,000	1,421,002
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (c)	2,500,000	2,331,062
North AR-1 Pasco Community Development District, Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	930,000	906,085
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	1,475,000	1,458,287
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,965,000	1,955,122
Paddocks Community Development District, Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (c)	1,000,000	947,164
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (c)	1,375,000	1,288,969

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Palermo Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	717,207
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 06/15/2055	1,000,000	945,613
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	889,008
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	150,000	121,208
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	15,675,000	14,569,533
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,072,021
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,201,512
Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,822,466
Spring Lake — Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	936,062
Palm Gate Community Development District, Special Assessment, Series 2025, 5.30%, 06/15/2045	1,000,000	956,735
Special Assessment, Series 2025, 5.55%, 06/15/2055	1,000,000	953,980
Parker Pointe Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	684,709
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	967,578
Parker Road Community Development District, Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,521,716
Parrish Lakes Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,540,000	1,487,298
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,985,000	1,905,266

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Parrish Lakes II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	3,000,000	2,834,780
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,691,295
Parrish Plantation Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	700,000	706,858
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,545,000	1,566,715
Pasadena Ridge Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,337,266
Peace Creek Village Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	886,631
Special Assessment, Series 2025, 5.60%, 05/01/2045 (c)	710,000	689,570
Special Assessment, Series 2025, 5.85%, 05/01/2055 (c)	1,000,000	966,148
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,682,091
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,786,744
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	2,115,000	2,124,222
Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,000,000	937,085
Special Assessment, Series 2024, 5.30%, 05/01/2055	1,250,000	1,155,439
Preston Cove Community Development District, Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,506,621
Ranches at Lake Mcleod Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	589,004
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 06/15/2055	1,000,000	972,144

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Regal Village Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	704,853
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	2,880,134
Assessment Area No. 5, Special Assessment, Series 2024, 5.35%, 05/01/2044 (c)	800,000	772,298
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (c)	900,000	863,286
River Landing Community Development District, Special Assessment, Series 2025, 5.20%, 05/01/2045	640,000	618,701
Special Assessment, Series 2025, 5.45%, 05/01/2055	900,000	864,447
Rivers Edge III Community Development District, Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,649,781
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,201,304
Riverwalk Community Development District, Special Assessment, Series 2025, 5.20%, 05/01/2045 (c)	625,000	603,464
Special Assessment, Series 2025, 5.45%, 05/01/2055 (c)	1,000,000	957,738
Rookery Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	752,354
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,407,148
Rustic Oaks Community Development District, Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,601,463
Rye Crossing Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	614,947
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	664,271
Saltleaf Community Development District, Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,174,226

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	2,976,131
Savanna Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	606,948
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	726,866
Sawgrass Village Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (c)	700,000	687,149
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (c)	1,380,000	1,355,138
Sawyers Landing Community Development District, Special Assessment, Series 2021, 4.13%, 05/01/2041	1,285,000	1,133,517
Scenic Terrace South Community Development District, Special Assessment, Series 2022, 4.63%, 05/01/2053	3,935,000	3,462,540
Seagrove Community Development District, Special Assessment, Series 2024, 4.88%, 06/15/2044	750,000	710,605
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,180,522
Seminole Palms Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (c)	1,250,000	1,178,129
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055 (c)	1,750,000	1,655,095
Shadowlawn Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,585,000	1,544,992
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,459,831
Silver Oaks Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,484,109
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	497,641
Six Mile Creek Community Development District, Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,801,610

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Project Area, Special Assessment, Series 2024, 5.10%, 05/01/2044	625,000	584,586
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	937,595
Solaeris Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	501,864
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,788,074
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,732,602
Somerset Bay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (c)	920,000	899,582
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (c)	1,405,000	1,365,711
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,250,000	1,269,580
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	951,673
Southshore Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	654,341
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	893,817
St. Johns County Industrial Development Authority, Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	1,840,827
Summit View Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,005,000	1,002,145
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,400,000	1,404,154
Talavera Community Development District, Assessments, Special Assessment, Series 2019, 3.50%, 05/01/2025	95,000	95,000
Tern Bay Community Development District, Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,426,098

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,026,383
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,500,050
Terreno Community Development District, Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	862,809
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	980,576
Timber Creek Southwest Community Development District, Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,728,012
Tolomato Community Development District, Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	823,748
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	885,000	824,234
Tradition Community Development District No. 9, Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	866,147
Triple Creek Community Development District, Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (c)	1,040,000	825,932
Twisted Oaks Pointe Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,050,995
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,362,308
Two Rivers West Community Development District, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	749,602
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,250,000	1,256,769
V-Dana Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	1,000,000	973,617
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,375,000	1,328,823
Veranda Community Development District II, Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (c)	185,000	147,586

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	985,663
Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 05/01/2044	500,000	483,816
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	767,366
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	982,521
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,910,000	2,922,568
Villamar Community Development District, Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	999,028
Waterford Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	650,000	619,130
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	900,000	850,388
Wellness Ridge Community Development District, Assessment Area No. 2, Special Assessment, Series 2024, 5.20%, 06/15/2055 (c)	1,100,000	1,027,591
West Villages Improvement District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	929,716
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,747,868
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	974,762
Unit of Development No. 7, Special Assessment, Series 2019, 5.00%, 05/01/2050	2,500,000	2,363,666
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,024,774
Westside Haines City Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,985,000	1,992,260
Willowbrook Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	732,513

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 20.3% (continued)
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,100,000	1,071,772
Windsor Cay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,026,344
Wiregrass Community Development District, Assessment Area 2, Special Assessment, Series 2016, 5.00%, 05/01/2047	1,020,000	980,233
Woodcreek Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.35%, 05/01/2045	575,000	548,800
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	703,326
Woodland Crossing Community Development District, Special Assessment, Series 2025, 5.13%, 05/01/2035 (c)	375,000	377,996
Special Assessment, Series 2025, 5.88%, 05/01/2045 (c)	1,000,000	1,004,435
Special Assessment, Series 2025, 6.13%, 05/01/2056 (c)	1,925,000	1,937,553
Woodland Preserve Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (c)	630,000	610,681
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (c)	845,000	811,801
Woodland Ranch Estates Community Development District, Special Assessment, Series 2025, 5.55%, 05/01/2045	500,000	489,025
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	699,263
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044	780,000	751,232
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,543,901
		1,284,226,746

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 4.4%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	30,425,000	30,510,890
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)	132,920,000	114,412,246
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	463,112
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,191,140
Development Authority of Bulloch County, Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (c)	3,225,000	3,164,963
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (c)	265,000	265,134
Development Authority of Lagrange, LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	17,700,000	14,700,967
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (c)	10,000,000	9,110,277
Fulton County Residential Care Facilities for the Elderly Authority, All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2047 (c)	3,540,000	3,351,561
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (c)	6,680,000	6,149,916
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (c)	4,000,000	3,488,949
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (c)	12,400,000	9,603,000
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (c)	8,700,000	6,535,834

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 4.4% (continued)
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	831,777
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, First Tier, Series 2021 A, 4.00%, 01/01/2054	3,000,000	2,499,682
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (c)	16,420,000	15,010,190
Georgia Housing & Finance Authority, Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (a)	4,500,000	4,448,871
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (a)	27,010,000	26,612,461
Revenue, Refunding, Series 2024 C, 4.60%, 12/01/2054 (a)	12,750,000	12,373,417
Revenue, Series 2025 A, 4.70%, 12/01/2055	5,000,000	4,945,704
Oconee County Industrial Development Authority, Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	2,904,408
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	2,894,471
		275,468,970
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (c)	3,000,000	2,967,540
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	2,780,000	2,635,734
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (c)	2,500,000	2,307,119
		7,910,393
Idaho — 0.3%
Avimor Community Infrastructure District No. 1, Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (c)	2,452,000	2,464,159
Assessment Area 6, Special Assessment, Series 2024 B, 5.50%, 09/01/2053 (c)	3,000,000	2,892,371

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Idaho — 0.3% (continued)
Spring Valley Community Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (c)	1,413,000	1,259,003
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	9,000,000	9,221,040
		15,836,573
Illinois — 2.5%
Bellwood Municipal Housing Corp., Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (c)	8,450,000	7,838,662
Chicago Board of Education, GO, Series 2012 A, 5.00%, 12/01/2042	2,885,000	2,678,575
GO, Series 2017 H, 5.00%, 12/01/2046	6,525,000	6,057,004
GO, Series 2018 D, 5.00%, 12/01/2046	11,165,000	10,364,206
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	944,081
GO, Refunding, Series 2022 B, 4.00%, 12/01/2041	10,000,000	8,790,707
City of Harvey, GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	4,610,000	3,755,402
City of Palos Heights, Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050	8,790,000	8,199,490
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032	1,210,000	1,229,693
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	17,900,417
Illinois Finance Authority, Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,341,063
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	4,750,000	3,792,122
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025A, 6.00%, 10/01/2045 (c)	2,360,000	2,350,031
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025A, 6.13%, 10/01/2050 (c)	1,250,000	1,247,527
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,980,560

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 2.5% (continued)
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2036	1,725,000	1,644,759
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	339,048
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	2,060,000	1,894,398
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,310
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2044 (c)	750,000	711,193
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2049 (c)	3,700,000	3,479,547
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	316,633
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,061,386
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,137,260
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (c)	1,185,000	1,158,680
Roosevelt University, Revenue, Refunding, Series 2018A, 6.13%, 04/01/2058 (c)	100,000	94,529
Roosevelt University, Revenue, Series 2019A, 6.13%, 04/01/2049 (c)	2,500,000	2,410,662
Roosevelt University, Revenue, Series 2019A, 6.13%, 04/01/2058 (c)	1,350,000	1,276,142
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	472,531
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	646,102
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	1,001,417
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2030	725,000	684,976
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,148,889

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 2.5% (continued)
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,079,512
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,426,995
Illinois Housing Development Authority, Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (c)	1,640,000	1,552,423
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (c)	1,000,000	935,352
Sangamon County School District No. 186 Springfield, GO, BAM Insured, Series 2025, 5.50%, 06/01/2060	10,000,000	10,563,039
GO, BAM Insured, Series 2025, 5.00%, 06/01/2062	6,075,000	6,118,355
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (c)	2,000,000	1,814,438
Village of Bellwood, Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,388,134
Village of Lincolnwood, North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (c)	6,040,000	5,722,678
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	1,200,000	1,185,319
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	6,095,000	5,965,883
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	4,940,000	4,160,132
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	2,525,000	2,051,334
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,304,550
		158,230,146

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana — 1.8%
Indiana Finance Authority, Revenue, Series 2025, 5.63%, 07/01/2050	2,750,000	2,713,645
Revenue, Series 2025, 5.25%, 07/01/2055	4,200,000	3,869,452
Revenue, Series 2025, 5.75%, 07/01/2060	5,550,000	5,462,886
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2048	7,000,000	6,598,297
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2053	2,765,000	2,551,850
Earlham College, Inc., Revenue, Refunding, Series 2013A, 3.75%, 10/01/2037	1,000,000	808,051
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	743,533
PRG — UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	3,500,000	3,323,359
Retirement Living, Inc., Revenue, Refunding, Series 2015 A, 5.00%, 03/01/2039	2,770,000	2,651,804
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	1,800,000	1,795,933
Indiana Housing & Community Development Authority, Revenue, GNMA Insured, Series 2024 C-1, 4.70%, 07/01/2049 (a)	16,030,000	15,843,515
Revenue, GNMA Insured, Series 2024 C-1, 4.80%, 07/01/2054 (a)	3,890,000	3,866,147
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.55%, 07/01/2044 (a)	11,235,000	11,109,457
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (a)	15,760,000	15,576,656
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (a)	28,130,000	27,869,224
Indianapolis Local Public Improvement Bond Bank, Revenue, Series 2019 A, 3.84%, 02/01/2054	4,545,000	3,881,505
Town of Whiteland, Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (c)	1,125,000	1,039,011
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (c)	2,725,000	2,620,741
Town of Whitestown, Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (c)	2,170,000	1,979,818
		114,304,884

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Iowa — 1.0%
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,515,000	1,526,573
Delaware County Memorial Hospital, Revenue, Series 2025, 5.20%, 12/01/2035 (d)	715,000	720,498
Revenue, Series 2025, 5.60%, 12/01/2038 (d)	840,000	844,824
Revenue, Series 2025, 5.70%, 12/01/2039 (d)	890,000	894,806
Iowa Finance Authority, Revenue, GNMA Insured, Series 2025A, 4.75%, 07/01/2055	2,000,000	1,981,634
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2041	6,385,000	6,354,983
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	480,545
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,111,545
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	17,030,431
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,543,360
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2029	1,000,000	989,633
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	1,700,000	1,373,689
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	2,400,000	2,269,709
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	4,000,000	3,778,874
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (c)	3,815,000	2,961,603
Iowa Higher Education Loan Authority, Revenue, Series 2025, 5.00%, 10/01/2045	1,470,000	1,367,859
Revenue, Series 2025, 6.00%, 10/01/2055	8,000,000	8,183,416
Iowa Student Loan Liquidity Corp., Revenue, AMT, Series 2024 C, 5.00%, 12/01/2054	2,500,000	2,235,907
		61,649,889

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kansas — 0.4%
City of Colby, Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,008,077
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	550,000	455,962
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	400,000	333,182
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	969,236
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	954,088
Wyandotte County-Kansas City Unified Government, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	7,500,000	7,601,661
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	4,500,000	4,575,000
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (c)	10,230,000	9,271,089
		31,168,295
Kentucky — 1.2%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	771,047
City of Henderson, Pratt Paper LLC, Revenue, AMT, Series 2022 A, 4.70%, 01/01/2052 (c)	2,000,000	1,846,362
City of Hopkinsville, Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (e)(f)	66,300,000	65,384,185
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	493,576
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,718,295
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,057,972

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky — 1.2% (continued)
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,146,282
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,491,636
		75,909,355
Louisiana — 2.0%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	248,214
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	7,860,409
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (c)	500,000	465,752
Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2059 (c)	625,000	571,763
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (c)	975,000	954,438
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	2,900,000	2,596,219
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (c)	8,265,000	6,646,147
Louisiana Public Facilities Authority, Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (c)	5,000,000	5,233,686
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.50%, 09/01/2059	23,360,000	23,876,088
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	12,500,000	12,967,470
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.00%, 09/01/2066	54,425,000	52,425,033
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (c)	6,315,000	5,717,331

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Louisiana — 2.0% (continued)
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (c)	8,760,000	7,725,186
Parish of St. James, NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (c)	1,000,000	1,060,961
		128,348,697
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	30,000	24,078
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,249,779
Maine State Housing Authority, Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,643,737
Revenue, Series 2024 F, 4.55%, 11/15/2044 (a)	5,600,000	5,549,689
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	9,316,485
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	7,902,846
		38,686,614
Maryland — 0.2%
City of Baltimore, Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	948,779
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,342,736
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (c)	2,470,000	2,269,642
County of Prince George's, Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	3,000,000	2,969,843
Maryland Economic Development Corp., City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2039	1,965,000	2,059,321
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2044	2,175,000	2,225,722
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2056	7,755,000	7,795,900

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland — 0.2% (continued)
Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Revenue, Refunding, Series 2024, 5.50%, 06/01/2047	1,830,000	1,861,388
		21,473,331
Massachusetts — 0.6%
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (c)	1,620,000	1,446,597
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (c)	7,280,000	5,933,067
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2056 (c)	2,310,000	1,842,842
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2054 (c)	1,200,000	1,155,957
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (c)	1,100,000	1,046,677
Lasell University, Revenue, Refunding, Series 2021, 4.00%, 07/01/2045	1,650,000	1,293,155
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2046	4,620,000	3,736,822
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	4,750,000	3,667,454
Massachusetts Educational Financing Authority, Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	996,867
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	793,674
Revenue, AMT, Refunding, Series 2024 D, 5.00%, 07/01/2054	14,855,000	13,745,832
Massachusetts Housing Finance Agency, Revenue, Series 2024 B-1, 4.70%, 12/01/2059	1,000,000	981,779
Revenue, Series 2024 B-1, 4.75%, 12/01/2067	1,375,000	1,376,924
		38,017,647

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 1.5%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,000,000	1,926,311
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	210,000	186,339
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	400,100
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	676,698
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	460,905
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,705,897
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,140,516
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	841,432
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,910,782
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,295,285
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,531,601
Michigan State Housing Development Authority, Revenue, Series 2021 A, 2.70%, 10/01/2056	5,010,000	3,180,158
Revenue, Series 2024 A, 4.70%, 10/01/2054	1,485,000	1,457,486
Revenue, Series 2024 A, 4.75%, 10/01/2059	7,100,000	7,030,313
Revenue, Series 2024 A, 4.80%, 10/01/2064	11,800,000	11,557,339
Revenue, Series 2024 D, 4.45%, 12/01/2049 (a)	5,000,000	4,833,516
Revenue, Series 2024 D, 4.55%, 06/01/2055 (a)	21,360,000	20,686,944
Revenue, Series 2025 A, 4.95%, 12/01/2050	8,915,000	8,975,604
Revenue, Series 2025 A, 5.00%, 12/01/2055	20,540,000	20,800,020

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 1.5% (continued)
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	920,461
Tipton Academy, Revenue, Series 2021, 4.00%, 06/01/2051	965,000	699,345
		94,217,052
Minnesota — 0.3%
City of Bethel, Spectrum Building Co., Revenue, Series 2024, 5.00%, 07/01/2059	1,750,000	1,608,862
City of Bethel Housing and Health Care Facilities, Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,230,375
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,337,916
City of Cologne, Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,326,682
City of Marshall, Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	661,888
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	708,022
City of Shakopee, Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (c)(e)(f)	5,640,000	5,625,102
Dakota County Community Development Agency, Sanctuary at West St Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,083,085
Minnesota Higher Education Facilities Authority, Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,630,000	1,115,018
		17,696,950
Mississippi — 1.0%
County of Tunica, Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,740,000	4,498,841
County of Washington, Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	3,800,000	3,163,462

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi — 1.0% (continued)
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013A, 3.25%, 03/01/2036	230,000	170,989
Mississippi Home Corp., Revenue, GNMA Insured, Series 2024 E, 4.60%, 12/01/2049	7,630,000	7,470,178
Revenue, GNMA Insured, Series 2024 E, 4.65%, 12/01/2054	12,775,000	12,498,181
Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (a)	10,000,000	10,104,524
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (a)	15,000,000	15,025,839
Revenue, GNMA Insured, Series 2025 A, 4.95%, 06/01/2053	3,500,000	3,553,986
Natchez-Adams School District, GO, Series 2020, 1.75%, 03/01/2036	510,000	327,237
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	801,160
GO, Series 2020, 1.75%, 03/01/2037	520,000	319,078
		57,933,475
Missouri — 1.5%
Cape Girardeau County Industrial Development Authority, West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (c)	3,570,000	3,257,505
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (c)	10,000,000	8,915,162
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	575,000	559,754
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	120,000	119,706
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,226,975
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,737,645
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Obligated Group, Revenue, Refunding, Series 2019 C, 4.00%, 02/01/2048	1,000,000	811,366
Industrial Development Authority of the City of St. Louis Missouri (The), Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	505,000	494,694

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri — 1.5% (continued)
Revenue, Refunding, Series 2024 A, Class A, 5.75%, 06/15/2054	7,200,000	6,986,569
Kansas City Industrial Development Authority, City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2046 (c)	1,875,000	1,756,974
City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (c)	3,000,000	2,729,032
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (c)	1,000,000	948,546
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (c)	1,215,000	1,056,777
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	537,953
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	1,939,008
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,830,672
Missouri Housing Development Commission, Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (a)	13,955,000	14,178,703
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (a)	10,955,000	11,066,496
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (a)	8,710,000	8,810,255
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project — RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	808,230
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	1,000,000	1,000,036
Friendship Village St Louis Obligated Group, Revenue, Series 2018 A, 5.25%, 09/01/2053	9,970,000	9,573,871

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri — 1.5% (continued)
St. Charles County Industrial Development Authority, Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (c)	1,265,000	1,097,362
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (c)	3,775,000	3,036,074
		85,479,365
Montana — 0.0% (b)
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	240,000	184,828
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,360,000	950,288
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	1,945,000	1,256,441
		2,391,557
Nebraska — 0.4%
Nebraska Investment Finance Authority, Revenue, GNMA Insured, Series 2024 G, 4.55%, 09/01/2044 (a)	4,470,000	4,421,050
Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,697,716
Revenue, GNMA Insured, Series 2025 A, 4.65%, 09/01/2055	9,500,000	9,276,550
		23,395,316
Nevada — 2.7%
City of Las Vegas, Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	524,633
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	583,137
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,111,130
City of Reno, 2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (c)	140,000	130,431

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nevada — 2.7% (continued)
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (c)	1,225,000	1,134,871
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	464,399
Nevada Housing Division, Revenue, Senior Lien, GNMA Insured, Series 2024 E, 4.70%, 10/01/2054	1,500,000	1,470,081
Revenue, Senior Lien, Refunding, GNMA Insured, Series 2025 A, 4.70%, 10/01/2050	1,500,000	1,504,130
Revenue, Senior Lien, Refunding, GNMA Insured, Series 2025 A, 4.75%, 10/01/2055	7,140,000	7,029,470
State of Nevada Department of Business & Industry, Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (c)(e)(f)	166,865,000	160,649,312
		174,601,594
New Hampshire — 2.7%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.63%, 02/01/2030 (c)	5,000,000	4,909,515
Revenue, Series 2024, 5.13%, 12/15/2030	8,000,000	7,780,523
Revenue, Series 2024, 5.38%, 12/01/2031 (c)	5,000,000	4,871,025
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	13,474,000	12,887,209
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(g)	6,000,000	3,121,680
Revenue, Series 2024, 5.25%, 12/01/2035 (c)	20,800,000	20,509,592
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	36,300,000	35,825,240
Revenue, Series 2025, 0.00%, 12/01/2031 (c)(g)	5,000,000	3,285,568
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(d)(g)	8,571,000	5,214,254
Revenue, Series 2025 A, 0.00%, 02/01/2035 (c)(g)	8,000,000	4,321,984
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (c)	3,765,000	3,361,998
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (c)	4,445,000	3,622,594
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (c)	3,910,000	3,119,270
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	7,728,000	7,613,100

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 2.7% (continued)
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (c)	5,600,000	5,443,819
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	200,365
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	285,662
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	268,463
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	347,204
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	251,585
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	503,797
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	650,000	653,328
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	600,000	605,897
Reworld Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042 (c)	7,995,000	7,126,976
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 C, 4.88%, 11/01/2042 (c)	3,805,000	3,497,084
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (c)(e)(f)	250,000	201,803
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 07/02/2040 (c)(e)(f)	5,600,000	4,596,499
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(g)	4,983,000	3,160,219
New Hampshire Health and Education Facilities Authority, Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 3.50%, 07/01/2034	20,000	20,154
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 5.00%, 07/01/2044	40,000	41,581
Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	9,722,808
		157,370,796

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Jersey — 0.3%
Hillsborough Township School District, GO, Series 2020, 2.00%, 07/15/2036	285,000	213,656
New Jersey Economic Development Authority, LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (c)	100,000	100,042
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,172,163
Port Newark Container Terminal LLC, Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2047	4,065,000	3,939,496
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (c)	1,120,000	1,121,534
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	500,000	500,058
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	51,126
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	339,305
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	130,000	88,191
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	3,255,000	2,332,508
New Jersey Higher Education Student Assistance Authority, Revenue, AMT, Series 2024 C, 5.25%, 12/01/2054	4,050,000	3,915,710
New Jersey Housing & Mortgage Finance Agency, Forest Hill House Preservation Urban Renewal LLC, Revenue, GNMA Insured, Series 2024 A-1, 5.00%, 01/20/2066	500,000	499,654
		15,273,443
New Mexico — 0.1%
Aspire Public Improvement District, Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	458,570
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	747,682

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.1% (continued)
Lower Petroglyphs Public Improvement District, Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,058,985
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,912,744
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019A, 5.00%, 07/01/2049	1,500,000	1,322,135
New Mexico Mortgage Finance Authority, Revenue, GNMA Insured, Series 2025 C, 4.95%, 09/01/2045 (d)	2,000,000	2,015,440
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050 (d)	2,340,000	2,358,272
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055 (d)	3,000,000	3,022,359
		12,896,187
New York — 6.2%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,385,640
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,665,904
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,010,624
Buffalo Sewer Authority, Revenue, Series 2021, 1.75%, 06/15/2049 (e)	3,030,000	2,206,428
Build NYC Resource Corp., Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	1,000,000	1,001,035
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (c)	725,000	682,180
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (c)	1,260,000	1,168,263
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (c)	5,375,000	4,861,929
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (c)	10,565,000	9,550,782
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	6,842,433

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 6.2% (continued)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	1,260,000	926,490
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2044 (c)	1,000,000	915,977
Eugenio Maria de Hostos Charter School, Revenue, Series 2024 A, 5.00%, 07/01/2054 (c)	2,000,000	1,746,054
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	680,000	648,926
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	13,796,302
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	6,515,000	5,468,037
New York City Housing Development Corp., Revenue, Series 2025 A-1, 4.80%, 11/01/2055	15,885,000	15,838,403
Revenue, Series 2025 A-1, 4.85%, 11/01/2060	2,000,000	2,006,792
Revenue, Series 2025 B-1, 5.05%, 11/01/2045	420,000	426,378
Revenue, Series 2025 B-1, 5.20%, 11/01/2050	450,000	457,970
Revenue, Series 2025 B-1, 5.25%, 11/01/2055	750,000	761,331
Revenue, Series 2025 B-1, 5.30%, 11/01/2060	1,235,000	1,254,434
Revenue, Series 2025 B-1, 5.35%, 11/01/2064	1,065,000	1,092,268
CSA Preservation Partners LLC, Revenue, Series 2023 A, 4.60%, 08/01/2048 (a)	5,000,000	4,924,915
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	2,000,000	2,000,053
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	2,000,000	2,001,251
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (c)	1,000,000	991,958
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (c)	1,100,000	1,085,437
First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 6.2% (continued)
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (c)	2,000,000	1,880,130
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,467,159
New York State Housing Finance Agency, Revenue, Series 2025 A1, 4.60%, 11/01/2045	485,000	481,567
Revenue, Series 2025 A1, 4.75%, 11/01/2050	900,000	900,021
Revenue, Series 2025 A1, 4.80%, 11/01/2055	830,000	819,730
Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,180,363
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 A, 4.50%, 12/31/2054	5,000,000	4,602,978
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	44,330,000	44,999,822
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AGMC Insured, Series 2024 B, 0.00%, 12/31/2054	16,050,000	9,833,739
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.00%, 06/30/2049	10,000,000	10,027,926
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2054	56,040,000	56,856,217
JFK NTO LLC, Revenue, AMT, Series 2024, 5.00%, 06/30/2060	35,105,000	33,662,065
JFK NTO LLC, Revenue, AMT, AGMC Insured, Series 2024, 5.25%, 06/30/2060	49,505,000	50,199,545
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	9,150,000	9,270,987
Niagara Area Development Corp., Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (c)	3,195,000	2,892,282
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	5,500,000	5,826,613
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,250,000	1,090,585

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 6.2% (continued)
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	12,980,000	11,365,792
State of New York Mortgage Agency Homeowner Mortgage, Revenue, Series 264, 4.38%, 10/01/2044 (a)	1,800,000	1,792,802
Revenue, Series 264, 4.55%, 10/01/2049 (a)	2,500,000	2,456,969
Revenue, Series 264, 4.60%, 10/01/2054 (a)	3,000,000	2,911,644
Suffolk Regional Off-Track Betting Co., Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,301,243
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	21,656,294
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	4,000,000	4,166,429
Westchester County Local Development Corp., Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	867,169
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	5,630,000	4,376,919
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2046 (c)	3,135,000	2,996,042
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2056 (c)	4,410,000	3,650,554
Western Regional Off-Track Betting Corp., Revenue, Refunding, Series 2021, 4.13%, 12/01/2041 (c)	1,000,000	869,824
		403,121,604
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	2,875,595
North Carolina Medical Care Commission, Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2049	2,700,000	2,765,561
Carolina Meadows, Inc. Obligated Group, Revenue, Series 2024, 5.25%, 12/01/2054	1,000,000	1,016,451
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,353,676

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Carolina — 0.4% (continued)
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,419,448
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	554,915
North Carolina Turnpike Authority, Revenue, Refunding, Series 2016 A, 5.00%, 07/01/2047	4,400,000	4,351,884
		16,337,530
North Dakota — 0.4%
City of Horace, GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	811,311
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,056,561
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	1,500,000	1,448,717
City of Mayville, GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,550,841
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2038	2,000,000	1,924,031
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,650,792
North Dakota Housing Finance Agency, Revenue, Series 2024 D, 4.65%, 07/01/2049 (a)	15,000,000	14,810,590
		25,252,843
Ohio — 4.8%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (g)	308,700,000	29,444,609
City of Brecksville, Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (c)	3,880,000	3,563,391
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	966,259
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp., Revenue, Refunding, Series 2014, 5.00%, 08/01/2039	5,000,000	4,934,031
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,296,903

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 4.8% (continued)
Columbus Regional Airport Authority, Revenue, AMT, Refunding, Series 2025 A, 5.50%, 01/01/2050	10,000,000	10,432,788
Columbus-Franklin County Finance Authority, Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,672,620
Central Ohio Regional Bond Fund, Revenue, Series 2024 A, 5.00%, 11/15/2054	980,000	982,504
County of Butler, UC Health Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/15/2045	1,000,000	968,766
County of Cuyahoga, Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,295,000	2,250,412
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,311,509
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,674,064
County of Hamilton, UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,540,661
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	6,694,911
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	195,000	191,915
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	972,231
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,213,687
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,538,706
County of Lucas, Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,075,000	1,701,366
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	16,790,000	16,414,523

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 4.8% (continued)
County of Muskingum, Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2044	2,115,000	2,019,443
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	4,000,000	3,766,841
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,936
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	11,700,000	12,516,273
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2054	1,000,000	960,585
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2060	1,000,000	949,963
Delaware County Finance Authority, Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,525,849
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (c)	3,000,000	2,201,613
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	250,303
Ohio Housing Finance Agency, Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (a)	28,855,000	28,356,126
Revenue, GNMA Insured, Series 2024 C, 4.65%, 09/01/2049 (a)	12,110,000	11,961,311
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	15,995,000	15,824,664
Revenue, Refunding, GNMA Insured, Series 2025 A, 4.55%, 09/01/2045 (a)	11,000,000	10,920,932
Revenue, Refunding, GNMA Insured, Series 2025 A, 4.65%, 09/01/2050 (a)	26,900,000	26,468,621
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (a)	23,205,000	22,953,407
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (c)	3,500,000	3,565,178

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 4.8% (continued)
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (c)	4,480,000	4,285,765
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	2,996,519
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,616,168
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	5,744,630
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	5,952,857
State of Ohio, University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 3.85%, 05/08/2025 (f)(h)	11,750,000	11,750,000
University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2021 C, 3.80%, 05/01/2025 (f)(h)	2,560,000	2,560,000
Summit County Development Finance Authority, UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	830,477
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,452,050
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,162,027
Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Revenue, Series 2024 C, 5.00%, 11/15/2054	1,155,000	1,155,064
ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	820,982
Warren County Port Authority, Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	641,259
		296,081,699
Oklahoma — 0.9%
City of Oklahoma City, GO, Series 2025, 4.13%, 03/01/2041 (d)	8,420,000	8,193,285

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma — 0.9% (continued)
GO, Series 2025, 4.13%, 03/01/2042 (d)	7,920,000	7,639,370
Commerce Development Authority, City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	359,033
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,669,125
Norman Regional Hospital Authority, Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	740,000	593,970
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	139,896
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	630,000	465,692
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (c)	1,800,000	1,747,076
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (c)	3,200,000	3,104,581
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (c)	11,650,000	11,523,022
Oklahoma Housing Finance Agency, Revenue, GNMA Insured, Series 2025 B, 4.65%, 09/01/2040 (d)	6,000,000	6,005,940
Revenue, GNMA Insured, Series 2025 B, 4.88%, 09/01/2045 (d)	3,500,000	3,504,375
Revenue, GNMA Insured, Series 2025 B, 5.00%, 03/01/2049 (d)	1,410,000	1,411,354
Tulsa Airports Improvement Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	3,705,000	3,708,354
Tulsa Authority for Economic Opportunity, Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (c)	1,980,000	1,730,200
Wagoner County Development Authority, Revenue, Series 2025, 6.50%, 05/01/2035 (d)	2,265,000	2,261,670
		54,056,943

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon — 1.2%
Oregon State Facilities Authority, Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (c)	4,000,000	3,760,222
Southern Oregon Goodwill Industries, Revenue, Series 2025A, 5.50%, 12/01/2054	2,250,000	2,163,565
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	110,000	74,700
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	891,913
Port of Morrow, GO, Series 2024 A, 5.15%, 10/01/2026 (c)	35,140,000	35,189,758
Port of Portland, Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (a)	23,305,000	23,172,280
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,104,307
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	823,100
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,582,379
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,100,000	900,906
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,940,000	1,555,018
		72,218,148
Pennsylvania — 4.6%
Allentown Commercial and Industrial Development Authority, Lincoln Leadership Academy Charter School, Revenue, Series 2023, 6.00%, 06/15/2053	1,900,000	1,952,191
Allentown Neighborhood Improvement Zone Development Authority, Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (c)	1,725,000	1,662,799
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (c)	12,750,000	12,837,034

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.6% (continued)
Berks County Industrial Development Authority, Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (c)(e)(f)	3,440,000	2,911,594
Revenue, Senior Lien, Refunding, Series 2024C, 5.00%, 04/01/2029 (c)(e)(f)	2,817,000	2,488,405
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	53,926,000	49,846,175
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044	33,687,000	24,184,261
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	275,000	280,331
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2028	525,000	539,206
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	550,000	568,488
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2032	1,000,000	1,040,724
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2033	1,150,000	1,192,088
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2034	1,355,000	1,399,877
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2035	1,100,000	1,131,887
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,281,164
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,705,809
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,753,648

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.6% (continued)
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2039	2,940,000	2,978,466
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	3,026,729
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	8,265,380
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,391,291
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	9,120,000	8,534,188
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,229,426
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,247,153
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,355,660
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	295,000	243,617
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,785,000	3,450,385
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	50,000	38,736
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	120,000	106,797
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	269,189
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	2,005,000	1,542,608

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.6% (continued)
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	100,000	96,124
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	150,000	99,989
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,000,000	1,521,651
Huntingdon County General Authority, Juniata College, Revenue, Refunding, Series 2021 TT-3, 5.00%, 10/01/2051	2,000,000	1,811,619
Lancaster Municipal Authority, Garden Spot Village Obligated Group, Revenue, Series 2024 B, 5.00%, 05/01/2059	2,660,000	2,573,418
Luthercare Obligated Group, Revenue, Refunding, Series 2025A, 5.00%, 12/01/2055	1,370,000	1,301,066
Lehigh County General Purpose Authority, Muhlenberg College, Revenue, Refunding, Series 2024, 5.25%, 02/01/2054	1,600,000	1,621,904
Lehigh County Industrial Development Authority, Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,488,958
Northeastern Pennsylvania Hospital and Education Authority, King's College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	127,840
King's College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	283,609
King's College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	761,341
King's College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	2,038,809
Pennsylvania Economic Development Financing Authority, Commonwealth of Pennsylvania Department of Transportation, Revenue, AMT, Series 2022, 5.25%, 06/30/2053	2,000,000	1,980,253
Core Natural Resources, Inc., Revenue, AMT, Refunding, Series 2025, 5.45%, 03/27/2035 (c)(e)(f)	5,500,000	5,446,720
Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (c)	3,000,000	2,366,697

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.6% (continued)
Pennsylvania Higher Education Assistance Agency, Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	569,427
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AGMC Insured, Series 2007 A, (3-month SOFR + 0.65%), 3.70%, 07/01/2039 (e)	500,000	456,441
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,739,134
Pennsylvania Housing Finance Agency, Revenue, Series 2023 143A, 5.38%, 10/01/2046 (a)	15,440,000	15,968,140
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (a)	19,280,000	19,899,469
Revenue, Series 2024 -147A, 4.70%, 10/01/2049	7,500,000	7,425,925
Revenue, Series 2025 148 A, 4.75%, 10/01/2050	30,020,000	29,731,952
Revenue, Series 2025 148 A, 4.80%, 10/01/2055	36,000,000	35,898,055
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue, Refunding, Series 2024, 5.00%, 06/15/2043 (c)	1,475,000	1,423,681
Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (c)	3,700,000	3,414,207
Scranton-Lackawanna Health and Welfare Authority, Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	362,728
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 3.90%, 11/15/2034 (e)	1,965,000	1,909,376
Westmoreland County Industrial Development Authority, Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,440,687
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,612,178
		302,826,704
Puerto Rico — 0.4%
Children's Trust Fund, Revenue, Series 2002, 5.63%, 05/15/2043	295,000	298,659

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Puerto Rico — 0.4% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	8,000,000	8,942,963
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	6,750,000	7,545,626
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.25%, 01/01/2040	2,000,000	2,213,885
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	5,500,000	6,116,622
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	1,964,394
		27,082,149
Rhode Island — 0.9%
Rhode Island Housing & Mortgage Finance Corp., Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	891,166
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,940,185
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (a)	16,760,000	16,851,859
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (a)	9,250,000	9,091,824
Tobacco Settlement Financing Corp., Revenue, Series 2007 A, 0.00%, 06/01/2052 (g)	160,000,000	28,820,800
		57,595,834
South Dakota — 0.1%
South Dakota Housing Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 11/01/2049	3,500,000	3,465,351
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2040	2,770,000	2,773,509
Metropolitan Government Nashville & Davidson County Industrial Development Board, South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (c)(g)	1,800,000	688,247

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee — 0.4% (continued)
Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (c)	2,000,000	1,918,594
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041 (c)	1,980,000	1,705,825
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047 (c)	7,340,000	6,217,269
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (c)	795,000	628,159
Tennessee Housing Development Agency, Revenue, Refunding, GNMA Insured, Series 2025-1A, 4.90%, 07/01/2045 (d)	3,000,000	3,010,350
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.00%, 07/01/2050 (d)	3,750,000	3,763,088
Revenue, Refunding, GNMA Insured, Series 2025-1A, 5.05%, 07/01/2055 (d)	2,250,000	2,259,157
		22,964,198
Texas — 6.8%
Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.75%, 06/15/2049 (c)	1,785,000	1,638,484
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2054 (c)	1,050,000	963,984
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 4.88%, 06/15/2059 (c)	1,000,000	905,965
BASIS Texas Charter Schools, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (c)	2,400,000	2,194,496
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,726,139
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	10,430,000	8,930,621
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (c)	1,500,000	1,509,678
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (c)	1,200,000	1,209,514

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
City of Anna, Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (c)	850,000	816,312
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (c)	1,200,000	1,118,463
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (c)	1,867,000	1,548,282
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (c)	1,407,000	1,101,877
City of Aubrey, Duck Point Public Improvement District, Special Assessment, Series 2025, 5.38%, 12/31/2045 (c)	1,250,000	1,161,157
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.63%, 12/31/2055 (c)	2,260,000	2,086,998
City of Austin, Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (c)	560,000	521,089
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 11/01/2053 (c)	1,460,000	1,346,935
City of Bastrop, Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	600,000	576,627
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,000,000	960,718
City of Buda, Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (c)	1,500,000	1,423,980
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (c)	3,000,000	2,800,497
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (c)	3,000,000	2,815,103
City of Celina, Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	475,000	460,032

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Special Assessment, Series 2024, 5.75%, 09/01/2054 (c)	1,350,000	1,295,053
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (c)	1,084,000	998,910
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.50%, 09/01/2045 (c)	445,000	427,585
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	750,000	704,483
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	1,750,000	1,619,009
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	2,500,000	2,312,909
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	360,000	333,053
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (c)	500,000	455,252
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	546,421
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	479,536
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (c)	2,059,000	1,639,595
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	500,000	473,046
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	875,000	821,897
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (c)	1,000,000	744,645

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
City of Corpus Christi, Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,095,013
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	1,902,596
City of Crandall, River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (c)	700,000	657,261
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (c)	1,400,000	1,314,801
City of Dayton, Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (c)	610,000	583,333
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (c)	900,000	836,639
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (c)	1,250,000	1,169,364
City of Decatur, Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.50%, 09/15/2045 (c)	700,000	659,693
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/15/2055 (c)	1,400,000	1,315,232
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (c)	170,000	164,279
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (c)	865,000	813,294
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (c)	1,331,000	1,262,922

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (c)	1,459,000	1,367,152
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	1,050,000	972,536
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	1,500,000	1,365,993
City of Dripping Springs, Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	645,000	591,622
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2054 (c)	840,000	763,400
City of Fate, Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (c)	900,000	850,880
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (c)	1,350,000	1,267,064
City of Friendswood, Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	6,955,580
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	775,000	750,590
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	740,000	697,199
City of Hutto, Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.13%, 09/01/2045 (c)	705,000	651,379
Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2055 (c)	825,000	764,736
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (c)	385,000	356,754
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (c)	1,165,000	1,073,844

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (c)	580,000	561,723
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,000,000	959,786
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (c)	2,000,000	1,657,683
6 Creeks Public Improvement District Improvement Area No. 3B, Special Assessment, Series 2025, 5.13%, 09/01/2046 (c)	895,000	827,182
6 Creeks Public Improvement District Improvement Area No. 5, Special Assessment, Series 2025, 5.38%, 09/01/2050 (c)	650,000	598,032
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (c)	1,125,000	1,082,705
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	520,000	493,884
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (c)	805,000	755,103
City of Lago Vista, Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (c)	1,000,000	961,629
City of Lavon, Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (c)	2,005,000	1,545,060
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (c)	500,000	478,218
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (c)	500,000	471,754
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (c)	600,000	582,829

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (c)	800,000	763,269
City of Manor, Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (c)	515,000	502,927
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	685,000	659,934
City of Mesquite, Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	500,000	465,260
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.25%, 09/01/2053 (c)	560,000	516,801
City of Oak Point, Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (c)	725,000	666,054
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (c)	1,000,000	907,433
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (c)	570,000	537,573
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	1,000,000	919,106
City of Penitas, GO, Series 2025, 5.75%, 09/01/2045 (d)	1,160,000	1,160,139
GO, Series 2025, 6.00%, 09/01/2055 (d)	2,795,000	2,797,264
City of Pflugerville, Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (c)	875,000	813,614
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.38%, 09/01/2055 (c)	1,450,000	1,353,749
City of Pilot Point, Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (c)(d)	1,780,000	1,793,131

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Series 2025, 6.38%, 09/15/2055 (c)(d)	3,500,000	3,525,021
City of Plano, Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	500,000	379,845
City of Port Isabel, GO, Series 2024, 5.25%, 02/15/2044	3,255,000	3,291,126
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,039,761
City of Princeton, Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (c)	1,000,000	946,797
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	700,000	648,246
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	500,000	477,051
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,000,000	951,261
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	1,220,000	1,175,677
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (c)	540,000	515,216
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (c)	1,000,000	951,260
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	875,000	804,727
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (c)	1,200,000	1,143,430
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	410,000	377,965

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	565,000	544,474
City of Royse City, Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (c)	746,000	686,591
City of Seagoville, Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (c)	5,000,000	4,768,109
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (c)	2,100,000	2,001,968
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (c)	2,500,000	2,350,668
City of Tomball, Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (c)(d)	500,000	504,803
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (c)(d)	770,000	778,047
City of Uhland, Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	605,000	564,385
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (c)	950,000	882,154
City of Venus, Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (c)	163,000	128,452
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (c)	870,000	831,566
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (c)	2,240,000	2,111,421
Club Municipal Management District No. 1, Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (c)	1,050,000	974,140
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (c)	1,500,000	1,392,420

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (c)	605,000	576,577
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (c)	770,000	727,482
County of Denton, Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (c)	2,180,000	2,040,229
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (c)	2,000,000	1,865,707
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (c)	3,200,000	2,987,964
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044 (c)	1,250,000	1,180,041
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,310,094
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (c)	2,125,000	2,033,327
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (c)	3,350,000	3,095,650
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (c)	2,519,000	2,308,492
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (c)	1,800,000	1,623,882
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (c)	2,250,000	1,873,375

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
County of Montgomery, Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,077,102
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.50%, 09/15/2054	1,875,000	1,746,669
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	641,592
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	772,088
Edinburg Economic Development Corp., Sales Tax, Revenue, Series 2021A, 3.38%, 08/15/2046	355,000	231,835
Greater Texas Cultural Education Facilities Finance Corp., CFC — WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (c)	1,470,000	1,416,876
CFC — WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (c)	7,495,000	6,975,259
CFC — WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (c)	785,000	786,027
Hidalgo County Regional Mobility Authority, Revenue, Senior Lien, Series A, 0.00%, 12/01/2043 (g)	2,000,000	756,312
Revenue, Senior Lien, Series A, 0.00%, 12/01/2044 (g)	3,000,000	1,075,134
Revenue, Senior Lien, Series A, 0.00%, 12/01/2045 (g)	4,000,000	1,364,020
Revenue, Senior Lien, Series A, 0.00%, 12/01/2046 (g)	6,000,000	1,949,056
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (g)	6,125,000	1,874,512
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (g)	7,130,000	2,059,994
Revenue, Senior Lien, Series A, 0.00%, 12/01/2049 (g)	7,135,000	1,931,381
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (g)	5,145,000	1,313,063

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (g)	2,175,000	492,558
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (g)	5,000,000	1,016,876
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (g)	6,100,000	1,168,487
Revenue, Senior Lien, Series A, 0.00%, 12/01/2056 (g)	1,000,000	180,922
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (g)	5,805,000	1,879,036
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (g)	2,945,000	905,792
Houston Higher Education Finance Corp., Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,619,988
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	3,675,000	3,544,742
Hunt Memorial Hospital District Charitable Health, GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,051,912
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	19,755
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	7,713
Lubbock Educational Facilities Authority, Inc., Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,274,791
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (c)	200,000	171,252
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	18,180,000	17,235,107
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	83,715,000	76,427,266
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (c)	3,000,000	2,803,625
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (c)	9,525,000	8,826,927
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	2,000,000	1,682,744

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Westminster Manor, Revenue, Refunding, Series 2025, 5.00%, 11/01/2055	2,200,000	2,070,627
Westminster Manor, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,558,554
Olney Hamilton Hospital District, GO, Series 2024, 6.25%, 09/15/2054 (c)	24,600,000	24,952,939
Port of Beaumont Navigation District, Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Refunding, Series 2020 A, 4.00%, 01/01/2050 (c)	12,900,000	10,221,408
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2021 A, 3.00%, 01/01/2050 (c)	8,750,000	5,765,923
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.00%, 01/01/2039 (c)	3,000,000	2,963,000
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.13%, 01/01/2044 (c)	9,000,000	8,647,647
Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2024 A, 5.25%, 01/01/2054 (c)	1,000,000	949,242
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2046	1,355,000	1,080,467
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2051	1,850,000	1,415,762
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2054	7,075,000	5,312,114
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	80,000	77,805
Texas Transportation Commission, State Highway 249 System, Revenue, First Tier, Series 2019 A, 0.00%, 08/01/2052 (g)	5,000,000	1,190,121
Texas Water Development Board, State Water Implementation Fund for Texas, Revenue, Series 2024 A, 4.25%, 10/15/2051 (a)	17,670,000	16,631,064
Town of Little Elm, Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (c)	1,509,000	1,138,376

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 6.8% (continued)
Town of Providence Village, Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (c)	775,000	734,462
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/01/2055 (c)	1,350,000	1,262,481
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	650,000	599,066
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2054 (c)	865,000	796,256
Travis County Development Authority, Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	731,940
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,281,632
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (c)	900,000	884,340
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (c)	765,000	751,326
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (c)	585,000	548,955
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2054 (c)	840,000	758,552
Village of Salado, Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (c)	718,000	691,309
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (c)	707,000	674,313
		408,042,838
Utah — 2.2%
Arrowhead Springs Public Infrastructure District, Special Assessment, Series 2025, 5.63%, 12/01/2054 (c)	3,200,000	3,073,082

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 2.2% (continued)
Black Desert Public Infrastructure District, GO, Series 2021 A, 4.00%, 03/01/2051 (c)	8,280,000	6,437,242
Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	10,885,000	10,575,682
Chelsey Public Infrastructure District No. 1, GO, Series 2024, 7.25%, 03/01/2054 (c)	1,610,000	1,611,218
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (c)	1,350,000	1,368,305
Downtown East Streetcar Sewer Public Infrastructure District, GO, Senior Lien, Series 2022 A, 6.00%, 03/01/2053 (c)	1,000,000	975,361
Fields Estates Public Infrastructure District, GO, Series 2024 A-1, 6.13%, 03/01/2055 (c)	1,975,000	1,907,385
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	6,935,000	6,396,246
Firefly Public Infrastructure District No. 1, GO, Series 2024 A-1, 6.63%, 03/01/2054 (c)	5,645,000	5,685,558
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,805,000	1,755,588
MIDA Mountain Veterans Program Public Infrastructure District, Tax Allocation, Series 2024, 5.00%, 06/01/2044 (c)	2,750,000	2,588,562
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (c)	4,705,000	4,426,630
Mida Mountain Village Public Infrastructure District, Military Installation Development Auth Military Recreation Fac Project Area, Tax Allocation, Series 2024-1, 5.13%, 06/15/2054 (c)	6,000,000	5,437,143
Military Installation Development Authority, Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	4,715,000	4,081,722
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	12,530,000	9,487,952
Moonlight Village Public Infrastructure District No. 1, GO, Series 2025 A, 6.00%, 03/01/2056 (c)	1,000,000	947,215
Olympia Public Infrastructure District No. 1, Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (c)	3,500,000	3,489,191
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (c)	1,985,000	1,964,304

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 2.2% (continued)
Sage Creek Infrastructure Financing District, Special Assessment, Series 2024, 5.75%, 12/01/2053 (c)	7,155,000	6,753,257
Soleil Hills Public Infrastructure District No. 1, GO, Series 2025 A, 5.88%, 03/01/2055 (c)	2,425,000	2,295,751
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (c)	3,000,000	2,533,878
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (c)	8,500,000	7,057,959
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (c)	17,000,000	17,602,143
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (c)	9,060,000	8,225,358
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (c)	5,805,000	5,202,349
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (c)	3,895,000	3,227,868
Freedom Academy Foundation, Revenue, Series 2021A, 5.00%, 06/15/2041 (c)	1,020,000	911,237
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (c)	7,380,000	7,077,504
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (c)	400,000	404,418
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (c)	1,590,000	1,407,021
Utah Infrastructure Agency, Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	701,964
Ventana Resort Village Public Infrastructure District, GO, Series 2024, 5.50%, 03/01/2054 (c)	4,000,000	3,675,825
Viridian Farm Public Infrastructure District No. 1, GO, Series 2024 A, 5.88%, 03/01/2054 (c)	2,255,000	2,162,041
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	4,285,000	4,140,128
		145,587,087

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Vermont — 0.1%
Vermont Economic Development Authority, Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	382,622
Vermont Housing Finance Agency, Revenue, GNMA Insured, Series 2025 A, 4.70%, 05/01/2050	4,255,000	4,270,363
		4,652,985
Virgin Islands — 0.5%
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue, Refunding, Series 2022 A, 5.00%, 10/01/2039	20,155,000	19,921,807
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	431,508
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	7,500,000	7,422,777
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	4,500,000	4,522,325
		32,298,417
Virginia — 1.4%
Prince William County Industrial Development Authority, Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,397,543
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,446,565
Virginia College Building Authority, Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (c)	1,000,000	764,235
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (c)	1,000,000	764,234
Virginia Housing Development Authority, Revenue, Series 2023 E-4, 4.70%, 07/01/2055	1,955,000	1,933,855
Revenue, Series 2024 D, 4.63%, 08/01/2060 (a)	11,835,000	11,625,259
Revenue, Series 2024 F SUB F-1, 4.65%, 07/01/2040 (d)	1,810,000	1,846,511
Revenue, Series 2024 F SUB F-1, 4.95%, 07/01/2045 (d)	1,000,000	1,017,806

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Virginia — 1.4% (continued)
Revenue, Series 2024 F SUB F-1, 5.05%, 07/01/2050 (d)	2,250,000	2,269,448
Revenue, Series 2024 F SUB F-1, 5.10%, 07/01/2055 (d)	2,000,000	2,033,781
Revenue, Series 2024 H, 4.45%, 12/01/2044 (a)	1,100,000	1,091,908
Revenue, Series 2024 H, 4.63%, 12/01/2049 (a)	2,200,000	2,160,301
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	2,967,588
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	4,950,831
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,735,000	12,812,949
Revenue, Series 2025 A, 4.75%, 09/01/2060	13,715,000	13,735,360
Revenue, Series 2025 A, 4.85%, 03/01/2068 (a)	16,500,000	16,063,575
Virginia Small Business Financing Authority, LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	4,000,000	4,062,413
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	91,096
		85,035,258
Washington — 0.5%
Grant County Public Hospital District No. 2, GO, Series 2024, 5.50%, 12/01/2039	500,000	525,439
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,074,547
King County Public Hospital District No. 4, Revenue, Series 2015 A, 6.25%, 12/01/2045	1,300,000	1,258,998
Port of Woodland, Revenue, Series 2024, 5.25%, 12/01/2034	1,270,000	1,198,548
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,792,715
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	90,501
Washington State Housing Finance Commission, Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059 (c)	1,645,000	1,662,718
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (c)	1,000,000	956,647

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Washington — 0.5% (continued)
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (c)	2,540,000	2,424,212
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (c)	3,320,000	3,188,176
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (c)	2,000,000	1,868,228
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,166,345
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,158,477
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (c)	2,000,000	1,738,638
Spokane United Methodist Homes Obligated Group, Revenue, Series 2020 A, 5.00%, 01/01/2051 (c)	3,510,000	3,093,722
		34,197,911
West Virginia — 0.1%
City of Huntington, Downtown Development/ Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	415,000	394,651
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	425,004
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	480,000	461,835
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	901,032
County of Ohio, Tax Allocation, Refunding, Series 2024, 5.25%, 06/01/2053	2,000,000	1,953,203
West Virginia Economic Development Authority, Core Natural Resources, Inc., Revenue, AMT, Refunding, Series 2025, 5.45%, 03/27/2035 (c)(e)(f)	6,000,000	5,942,086
		10,077,811

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8%
Public Finance Authority, Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	26,932,237	27,251,664
Revenue, Series 2024, 5.50%, 12/15/2038 (c)	21,075,000	20,609,984
A&T Real Estate Foundation LLC, Revenue, Series 2019 B, 5.00%, 06/01/2044	1,900,000	1,852,199
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	3,000,000	3,021,685
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (c)	49,030,000	49,620,556
Anthem Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2037 (c)(g)	11,000,000	5,362,589
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (c)	2,020,000	1,677,364
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (c)	2,995,000	2,240,002
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (c)	2,445,000	1,749,409
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.25%, 06/01/2045	370,000	367,453
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	600,000	600,938
Cedars Obligated Group, Revenue, Refunding, Series 2019, 5.75%, 05/01/2054 (c)	175,000	130,765
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (c)	2,500,000	2,193,397
CHF — Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (c)	2,500,000	2,571,131
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (c)	250,000	240,728
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (c)	410,000	396,757
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (c)	1,000,000	956,585
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (c)	2,415,000	2,307,533
College Achieve Central Charter School Obligated Group, Revenue, Series COLLEGE ACHIEVE CENT CHARTER SCH 2021 A, 5.00%, 06/15/2051 (c)	3,645,000	3,229,174

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	871,948
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	788,101
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	867,505
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2064	2,000,000	1,890,799
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	5,000,000	4,782,409
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	27,155,000	27,521,943
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (c)	200,000	190,301
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2036 (c)	3,920,000	3,406,943
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (c)	2,440,000	1,625,883
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (c)	2,500,000	2,169,982
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (c)	2,700,000	2,246,156
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,582
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	2,500,000	2,455,077
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (c)	16,000,000	15,595,963
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.75%, 12/01/2054 (c)	1,450,000	1,411,364
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (c)	2,815,000	2,637,182
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (c)	4,640,000	4,185,245

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (c)	4,060,000	3,573,323
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2050	1,000,000	1,012,476
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2055	1,500,000	1,510,780
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	603,439
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.50%, 06/15/2055	1,000,000	1,008,647
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.00%, 06/15/2035	600,000	605,848
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	985,526
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	987,907
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2054 (c)	2,000,000	1,829,109
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (c)	12,650,000	12,905,153
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (c)	3,500,000	3,666,178
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(g)	12,428,000	6,952,299
NC A&T Real Estate Foundation LLC, Revenue, Series 2024 A, 5.25%, 06/01/2054	1,000,000	985,735
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (c)	450,000	437,001
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,490,000	3,217,952
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	965,633

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,459,769
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (c)	21,895,000	20,506,515
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (c)	400,000	400,952
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2049	4,000,000	4,187,620
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	89,500,000	93,313,407
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	37,000,000	40,711,122
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	1,936,895
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,750,000	1,530,449
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (c)	1,000,000	929,157
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (c)	6,920,000	5,069,630
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030 (c)	4,700,000	4,739,322
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (c)	2,075,000	1,908,278
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	1,000,000	1,004,354
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (c)	706,646	704,520
Sky Harbour Capital LLC Obligated Group, Revenue, AMT, Series AVIATION FACS PROJ 2021, 4.25%, 07/01/2054	13,975,000	11,249,140
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (c)	6,000,000	6,001,615

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (c)	21,000,000	20,824,091
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,766,522
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,441,395
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	196,950
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2033	1,725,000	1,675,749
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (c)	8,170,000	7,296,441
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	1,600,000	1,531,676
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,664,743
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,794,231
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	2,200,000	2,166,653
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	4,300,000	4,064,002
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,235,315
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2041 (c)	365,000	318,343
Washoe Barton Medical Clinic, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2051 (c)	510,000	417,242
WFCS Holdings II LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2056 (c)	13,985,000	12,321,665
WFCS Holdings LLC, Revenue, Series 2020 A-1, 5.00%, 01/01/2055 (c)	1,750,000	1,545,166

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
Wingate University, Revenue, Refunding, Series 2018A, 5.25%, 10/01/2043	6,100,000	5,945,162
Wingate University, Revenue, Refunding, Series 2018A, 5.25%, 10/01/2048	13,335,000	12,709,887
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (c)	21,070,000	17,579,904
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (c)	4,865,000	4,070,289
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (c)	1,155,000	898,685
Wisconsin Health & Educational Facilities Authority, Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,830,197
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,381,099
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,369,965
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	1,470,000	1,234,472
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	4,800,000	3,897,265
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	7,000,000	6,955,618
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,038,305
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	15,854,299
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	34,120,931
Marshfield Clinic Health System Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	1,355,000	1,043,784
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.25%, 02/15/2033	1,060,000	938,408

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 10.8% (continued)
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 3.50%, 02/15/2036	965,000	834,006
Marshfield Clinic Health System Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	55,699
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,508,892
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,500,000	1,121,806
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,000,322
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	1,975,591
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,050,000	1,994,081
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	30,000	28,496
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,290,712
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	926,736
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,284,247
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	3,076,691
		647,176,780
Total Municipal Bonds (Cost $6,883,013,284)		6,767,351,730

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 0.0% (b)
Investment Companies — 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (i) (Cost $876,078)	876,078	876,078
Total Investments — 108.6% (Cost $6,883,889,362)		6,768,227,808
Floating Rate Note Obligations — (9.0)% (j)		(561,160,000)
Other Assets Less Liabilities — 0.4%		26,418,106
Net Assets — 100.0%		6,233,485,914

(a)  All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.

(b)  Represents less than 0.05% of net assets.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $2,962,887,646, which represents approximately 47.53% of net assets of the Fund.

(d)  When-issued security.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2025.

(f)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2025.

(g)  Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(h)  Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(i)  Represents 7-day effective yield as of April 30, 2025.

(j)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AGMC  — Insured by Assured Guaranty Municipal Corp.

AMT  — Alternative Minimum Tax

GNMA  — Government National Mortgage Association

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,422,742
Aggregate gross unrealized depreciation	(159,084,296)
Net unrealized depreciation	$(115,661,554)
Federal income tax cost of investments	$6,883,889,362

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 99.9%
Alabama — 0.9%
Houston County Health Care Authority, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2030	7,260,000	7,290,129
Lower Alabama Gas District (The), Revenue, Series 2020, 4.00%, 12/01/2025 (a)(b)	5,000	5,002
		7,295,131
Alaska — 0.1%
Alaska Industrial Development & Export Authority, Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	930,000	957,377
American Samoa — 0.3%
American Samoa Economic Development Authority, Revenue, Refunding, Series 2015 A, 6.63%, 09/01/2035	100,000	100,817
Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,119,006
		2,219,823
Arizona — 2.1%
Arizona Board of Regents, Revenue, Refunding, Series 2015A, 5.00%, 07/01/2041	1,265,000	1,265,516
Arizona Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,447,357
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	197,891
Industrial Development Authority of the City of Phoenix Arizona (The), Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	967,756
Industrial Development Authority of the County of Pima (The), La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (c)	665,000	665,994
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (c)	2,000,000	2,010,291
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,050,821
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,302,459
Leading Edge Academy Maricopa, Revenue, Pre-Refunded, Series 2013, 7.75%, 12/01/2043	1,025,000	1,048,363

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Arizona — 2.1% (continued)
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,008,479
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,366,980
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	115,828
		16,447,735
Arkansas — 1.0%
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	499,258
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	21,702
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	198,287
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,050,636
Pulaski County Public Facilities Board, Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,525,316
		7,295,199
California — 10.0%
Alameda County Industrial Development Authority, Santini Foods, Inc., Revenue, Series 2010 A, 4.62%, 05/08/2025 (b)(d)	200,000	200,000
California Community College Financing Authority, NCCD-Orange Coast Properties LLC, Revenue, Series 2018, 5.00%, 05/01/2025	50,000	50,000
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,301,990
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (a)(b)(c)	4,600,000	4,439,924
California Municipal Finance Authority, Eisenhower Medical Center, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2025	1,035,000	1,034,819

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.0% (continued)
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, AMT, Series 2018 A, 5.00%, 06/30/2025	35,000	35,029
Palomar Health Obligated Group, COP, Refunding, AGMC Insured, Series 2022 A, 5.25%, 11/01/2052	6,230,000	6,292,712
California Pollution Control Financing Authority, Republic Services, Inc., Revenue, AMT, Refunding, Series 2023, 3.70%, 08/15/2025 (a)(b)(c)	2,000,000	1,993,127
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	2,000,000	2,059,322
QSH/MB LLC, Revenue, Senior Lien, Series 2025A-2, 6.50%, 07/01/2065 (c)	4,050,000	4,058,953
QSH/MB LLC, Revenue, Senior Lien, Series 2025A-1, 6.75%, 07/01/2065 (c)	3,500,000	3,636,449
California School Finance Authority, Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)	3,305,000	3,255,921
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,585,000	2,564,720
Loma Linda University Medical Center Obligated Group, Revenue, Series 2018 A, 5.25%, 12/01/2048 (c)	1,500,000	1,502,229
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	16,320,000	16,265,318
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,501
City of Fontana, Community Facilities District No. 80, Special Tax, Series 2017, 2.38%, 09/01/2025	285,000	282,669
City of Long Beach, Harbor, Revenue, Refunding, Series D, 5.00%, 05/15/2033	20,000	20,012
Marina System, Revenue, Series 2015, 5.00%, 05/15/2025	250,000	250,043
City of Los Angeles Department of Airports, Revenue, AMT, ETM, Series 2016A, 5.00%, 05/15/2026	10,000	10,177
First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
California — 10.0% (continued)
Coachella Valley Water District Drinking Water System, Revenue, Series 2022 A, 1.38%, 06/01/2025	5,000	4,987
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	279,146
Revenue, Series 2015 B, 3.38%, 06/01/2031	50,000	45,228
Revenue, Series 2015 B, 3.75%, 06/01/2035	430,000	378,520
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue, AMT, Series 2016 B, 5.00%, 05/01/2046	14,000,000	13,983,707
Silicon Valley Tobacco Securitization Authority, Revenue, Series 2007 A, 0.00%, 06/01/2036 (e)	32,500,000	17,573,283
Southern California Public Power Authority, Los Angeles Department of Water & Power Power System, Revenue, Refunding, Series 2023-1, 5.00%, 07/01/2025	5,000	5,006
		81,727,792
Colorado — 1.7%
Aerotropolis Regional Transportation Authority, Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	5,018,012
Colorado Educational & Cultural Facilities Authority, Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	600,000	599,202
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	530,000	478,814
Eagle County Airport Terminal Corp., Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,490,611
Elbert County Independence Water & Sanitation District, Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	981,396
Pueblo Urban Renewal Authority, City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	92,181
Town of Del Norte, Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	795,000	757,948
		13,418,164

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	100,905
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	101,223
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	101,448
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	100,000	101,302
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	150,000	151,436
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	125,499
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	575,000	568,425
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	605,000	592,782
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	645,000	626,555
		2,469,575
Delaware — 0.0% (f)
University of Delaware, Revenue, Pre-Refunded, Series 2015, 5.00%, 11/01/2040	150,000	150,000
District of Columbia — 0.1%
District of Columbia, Obligated Group, Revenue, Series 2024A, 5.63%, 06/01/2044	1,000,000	1,010,284
Florida — 15.5%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	25,000	24,650
Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	250,000	250,606
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021 A-1, 2.75%, 05/01/2031	3,065,000	2,809,277
Babcock Ranch Community Independent Special District, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	14,882

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 15.5% (continued)
Balm Grove Community Development District, Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,196,617
Beach Road Golf Estates Community Development District, Beach Road Golf Estates Cmnty Development District Series 2015 Special Assmnt, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,104
Capital Projects Finance Authority, Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,493,978
Capital Trust Agency, Inc., Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	471,150
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	625,000	604,455
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	3,500,000	3,438,804
Century Park South Community Development District, Special Assessment, Series 2020, 3.00%, 05/01/2025	50,000	50,000
Connerton East Community Development District, Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	196,407
County of Palm Beach, Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	720,000	717,925
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	300,000	297,154
Crosswinds East Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	240,000	236,842
East Nassau Stewardship District, East Nassau Stewardship District Series 2024 Special Assessment, Special Assessment, 5.25%, 05/01/2029	5,500,000	5,453,395
Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	834,602

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 15.5% (continued)
Edgewater East Community Development District, Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,975,000	1,852,785
Epperson North Community Development District, Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	1,009,600
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)	22,975,000	23,842,467
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	9,750,000	10,068,953
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	396,930
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 A, 8.25%, 08/13/2025 (a)(b)(c)	35,710,000	36,813,846
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	5,250,000	5,226,138
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,079,327
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	140,728
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,332,831
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	275,000	274,219
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	500,000	499,642
Lakes of Sarasota Community Development District 2, Special Assessment, Series B, 5.20%, 05/01/2035	3,025,000	2,978,008
LTC Ranch West Residential Community Development District, Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	345,000	342,256
LTC Ranch West Residential Cmnty Development Dist 2021B Assmnt Area Spl Assmnt, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,320,000	1,225,214

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 15.5% (continued)
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.10%, 05/01/2031	250,000	250,239
Miami-Dade County Industrial Development Authority, Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	570,000	540,129
Osceola Chain Lakes Community Development District, Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	328,656
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,003
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	15,000	14,397
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	875,000	863,219
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	670,000	672,921
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	400,000	388,640
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	290,000	276,979
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	650,000	647,216
Terreno Community Development District, Terreno Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	375,230
Tuckers Pointe Community Development District, Master Infrastructure Project, Special Assessment, Series 2022, 3.63%, 05/01/2032	4,500,000	4,231,659
Verandah East Community Development District, Verandah East Community Development District Series 2016 Special Assessment, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	15,000	14,883

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida — 15.5% (continued)
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,151
Woodland Crossing Community Development District, Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	412,054
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	247,373
		122,617,541
Georgia — 1.7%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (c)	3,250,000	3,190,706
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	2,850,000	2,858,045
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)	1,000,000	860,760
Development Authority of Burke County (The), Georgia Power Co., Revenue, Refunding, Series 2018, 2.40%, 05/01/2025 (b)(d)	3,000,000	3,000,000
Development Authority of Cobb County (The), Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,044
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	400,000	400,720
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,099,322
Main Street Natural Gas, Inc., Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	495,926
		12,140,523
Guam — 0.1%
Territory of Guam, Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2034	1,000,000	1,002,070

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Idaho — 0.3%
Spring Valley Community Infrastructure District No. 1, Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	2,049,120
Illinois — 6.8%
Chicago Board of Education, GO, Series 2015 C, 5.25%, 12/01/2039	120,000	115,479
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue, AMT, Series 2018, 5.00%, 07/01/2048	11,005,000	10,862,891
City of Calumet City, GO, Series 2023 B, 4.50%, 03/01/2037	600,000	547,223
City of Harvey, GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	265,000	253,918
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	1,988,935
Illinois Finance Authority, Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	571,004
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	925,129
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025A, 5.13%, 10/01/2035 (c)	700,000	692,415
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,075,467
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,172,472
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,380,937
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	245,000	233,731
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,002
Mercy Health Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 12/01/2046	10,000,000	9,642,786
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,050,864
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	298,727

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois — 6.8% (continued)
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	891,578
Rosalind Franklin University of Medicine and Science, Revenue, Series 2025, 5.25%, 08/01/2035 (c)	5,000,000	4,985,941
Silver Cross Hospital Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 08/15/2044	1,375,000	1,335,589
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	457,441
Illinois State Toll Highway Authority, Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,894,570
Revenue, Series 2014 C, 5.00%, 01/01/2037	5,810,000	5,791,095
Village of Bridgeview, GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	40,000	39,941
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,121,553
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	500,000	493,883
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	400,000	391,527
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	485,303
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	1,640,000	1,566,145
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	193,038
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	719,192
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	616,605
		54,045,381
Indiana — 0.4%
Indiana Finance Authority, Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	895,835
Earlham College, Inc., Revenue, Refunding, Series 2013A, 5.00%, 10/01/2032	1,000,000	972,600

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Indiana — 0.4% (continued)
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	22,949
Retirement Living, Inc., Revenue, Refunding, Series 2015 A, 5.00%, 03/01/2039	125,000	119,666
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	700,000	695,510
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	538,780
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	160,000	159,991
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	800,518
		4,205,849
Iowa — 0.3%
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,007,639
Delaware County Memorial Hospital, Revenue, Series 2025, 4.40%, 12/01/2027 (g)	285,000	285,860
Revenue, Series 2025, 5.00%, 12/01/2033 (g)	195,000	196,751
Revenue, Series 2025, 5.10%, 12/01/2034 (g)	430,000	433,611
Iowa Finance Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	460,000	482,793
		2,406,654
Kansas — 2.6%
City of Derby, STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,425,000	1,405,864
Wyandotte County-Kansas City Unified Government, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	14,000,000	14,189,767
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,083,333
		20,678,964
Kentucky — 1.5%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	24,975

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Kentucky — 1.5% (continued)
City of Hopkinsville, Ascend Elements, Inc., Revenue, AMT, Series 2024, 6.00%, 12/01/2031 (a)(b)	10,000,000	9,861,868
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	187,280
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,919,883
		11,994,006
Louisiana — 0.4%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	1,985,709
Louisiana Local Government Environmental Facilities & Community Development Authority, Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2026	390,000	384,448
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	396,810
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	408,213
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	419,260
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	100,000	89,525
		3,683,965
Maryland — 0.9%
City of Baltimore, Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,110,104
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	734,299
County of Prince George's, Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,205,613
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	1,979,896
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,600,468

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Maryland — 0.9% (continued)
Prince George's County Revenue Authority, County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	1,911,594
		8,541,974
Massachusetts — 0.8%
Massachusetts Development Finance Agency, Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,018,850
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	662,495
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	463,979
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	482,496
		6,627,820
Michigan — 0.9%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	500,588
Hurley Medical Center, Revenue, Series 2013B, 4.75%, 07/01/2028	820,000	804,185
Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	890,000	858,165
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	28,822
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	698,050
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	389,552
Detroit Public Lighting Authority Utility Users Tax, Revenue, Series 2014 B, 5.00%, 07/01/2026	25,000	25,032
Michigan Strategic Fund, Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	665,000	641,213

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan — 0.9% (continued)
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue, AMT, Refunding, Series F, 5.00%, 12/01/2033	3,000,000	3,004,838
		6,950,445
Minnesota — 1.7%
City of Landfall Village, Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	202,206
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	211,536
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	220,708
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	230,043
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	244,090
City of Moorhead, Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,156,103
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,337,073
City of Shakopee, Benedictine Living Community of Shakopee LLC, Revenue, Series 2018, 5.85%, 11/01/2025 (a)(b)(c)	9,370,000	9,345,249
Dakota County Community Development Agency, Sanctuary at West St Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,157,270
		14,104,278
Mississippi — 0.2%
City of Jackson, GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	932,714
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013A, 3.00%, 03/01/2027	40,000	38,414
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	145,000	135,923
City of Jackson, Revenue, Refunding, Series 2013A, 3.00%, 03/01/2029	255,000	233,702
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	130,000	115,610

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.2% (continued)
Natchez-Adams School District, GO, Series 2020, 2.00%, 03/01/2031	175,000	144,705
		1,601,068
Missouri — 0.1%
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	100,000	99,755
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	147,705
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	1,000,000	1,000,036
		1,247,496
Montana — 0.1%
City of Great Falls, Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	820,310
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	50,000	43,487
		863,797
Nevada — 4.4%
City of Las Vegas, Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	530,000	532,304
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	192,427
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044	400,000	383,356
State of Nevada Department of Business & Industry, Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (a)(b)(c)	34,710,000	33,417,059
		34,525,146
New Hampshire — 3.2%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,500,000	2,435,513
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(e)(g)	9,429,000	5,736,226
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,526,000	2,415,993
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(e)	22,000,000	11,446,160
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	1,900,000	1,875,150

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New Hampshire — 3.2% (continued)
New Hampshire Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	272,000	267,956
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(e)	1,517,000	962,082
		25,139,080
New Jersey — 0.6%
City of Atlantic City, GO, Refunding, Series 2013, 5.00%, 12/01/2025	45,000	44,825
GO, Refunding, Series AND TAX APPEAL REF BDS 2013, 5.00%, 12/01/2027	10,000	9,850
New Jersey Economic Development Authority, Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	967,227
Port Newark Container Terminal LLC, Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2047	2,500,000	2,422,814
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	100,000	100,011
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	210,000	210,008
United Airlines, Inc., Revenue, AMT, Series 2000 A, 5.63%, 11/15/2030	500,000	500,063
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	21,109
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	10,000	8,357
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	185,000	157,424
New Jersey Health Care Facilities Financing Authority, St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	44,704
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.13%, 07/01/2033	150,000	132,844
		4,619,236
New Mexico — 0.0% (f)
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	40,000	39,471

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 9.4%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	168,153
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,317,914
Build NYC Resource Corp., Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	13,400,000	13,402,357
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,880,000	3,884,018
WHIN Music Community Charter School, Revenue, Series 2022A, 6.50%, 07/01/2052 (c)	1,500,000	1,483,018
City of Glens Falls, Revenue, Series 2011, 5.00%, 06/15/2026	1,075,000	1,075,629
City of North Tonawanda, GO, Series 2024, 4.75%, 05/16/2025	2,500,000	2,500,673
County of Sullivan, Improvement Districts Service Fee, Special Assessment, Series E-1, 4.85%, 11/01/2031 (c)	100,000	99,968
Dobbs Ferry Local Development Corp., Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	19,534
Dutchess County Local Development Corp., Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	140,062
Monroe County Industrial Development Corp., St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	910,000	868,415
MTA Hudson Rail Yards Trust Obligations, Revenue, Series 2016 A, 5.00%, 11/15/2056	20,000	19,849
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue, Refunding, Series 2015 GG, 5.00%, 06/15/2039	6,200,000	6,211,526
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series 2011 A-4, 2.55%, 05/01/2025 (b)(d)	2,250,000	2,250,000
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	10,500,000	10,500,279
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	10,800,000	10,734,424

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 9.4% (continued)
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	500,313
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,423
New School (The), Revenue, Pre-Refunded, Series 2015 A, 5.00%, 07/01/2032	5,000	5,012
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp., Revenue, Refunding, Series 1997 A, 3.00%, 07/01/2025 (a)(b)	10,000	9,977
New York State Environmental Facilities Corp., Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-1, 2.75%, 09/02/2025 (a)(b)	2,475,000	2,455,389
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,299,630
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,074
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	1,305,000	1,276,877
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	1,415,000	1,402,400
Oneida County Local Development Corp., Utica University, Revenue, Refunding, Series 2019, 5.00%, 07/01/2025	80,000	80,005
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	153,611
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	315,000	309,592
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	520,000	506,793
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	200,000	193,773
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	241,319
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	264,331
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	669,128

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 9.4% (continued)
Port Authority of New York & New Jersey, Revenue, Third Series, AMT, Refunding, Series 2015, 5.00%, 10/15/2034	3,540,000	3,546,442
Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	2,415,000	2,415,196
Sewanhaka Central High School District of Elmont, GO, Series 2016, 2.00%, 07/15/2025	50,000	49,744
Suffolk Regional Off-Track Betting Co., Revenue, Series 2024, 6.00%, 12/01/2053	780,000	796,788
Syracuse Regional Airport Authority, Revenue, AMT, Refunding, Series 2021, 5.00%, 07/01/2026	1,000,000	1,008,173
Town of Indian Lake, GO, Series 2024, 4.75%, 05/08/2025	2,500,000	2,500,317
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	416,643
		75,866,769
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group, Revenue, Series 2018 G, 2.35%, 05/01/2025 (b)(d)	1,050,000	1,050,000
North Carolina Medical Care Commission, Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	4,999,645
		6,049,645
North Dakota — 0.1%
City of Horace, GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	90,187
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2034	1,000,000	983,305
		1,073,492
Ohio — 4.1%
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	645,000	635,107
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	755,064
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,000,000	4,842,179

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Ohio — 4.1% (continued)
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	75,000	73,814
County of Lucas, Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	8,700,000	8,505,441
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,080,000	1,155,348
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (a)(b)	1,000,000	978,123
Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	9,636
State of Ohio, University Hospitals Health System, Inc. Obligated Group, Revenue, Refunding, Series 2014 B, 3.85%, 05/08/2025 (b)(d)	12,750,000	12,750,000
Series 2015 A, 3.85%, 05/08/2025 (b)(d)	3,000,000	3,000,000
		32,704,712
Oklahoma — 3.7%
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	759,635
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	1,000,000	1,002,945
Tulsa Airports Improvement Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2015, 5.00%, 06/01/2025 (a)(b)	18,705,000	18,691,173
American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	5,004,526
Wagoner County Development Authority, Revenue, Series 2025, 9.00%, 05/01/2026 (g)	225,000	231,890
Revenue, Series 2025, 9.00%, 05/01/2027 (g)	580,000	613,733
Revenue, Series 2025, 8.25%, 05/01/2028 (g)	630,000	662,151
Revenue, Series 2025, 6.75%, 05/01/2040 (g)	3,110,000	3,104,122
		30,070,175
Oregon — 1.6%
Oregon State Facilities Authority, Southern Oregon Goodwill Industries, Revenue, Series 2025A, 5.00%, 12/01/2040	420,000	410,222

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon — 1.6% (continued)
Southern Oregon Goodwill Industries, Revenue, Series 2025A, 5.38%, 12/01/2045	1,040,000	1,005,967
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,680,000	3,680,243
Port of Morrow, GO, Series 2024 A, 5.15%, 10/01/2026 (c)	6,155,000	6,163,715
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016A, 4.00%, 11/15/2026	150,000	147,547
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016A, 5.00%, 11/15/2031	350,000	345,967
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016A, 5.00%, 11/15/2036	455,000	434,566
		12,188,227
Pennsylvania — 4.8%
Allegheny County Higher Education Building Authority, Robert Morris University, Revenue, Refunding, Series 2016, 5.00%, 10/15/2034	600,000	573,283
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	632,019
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	284,244
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,370,000	4,189,629
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	19,998
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	19,982
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,770,000	1,762,494
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,361,881
City of Erie Higher Education Building Authority, Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	228,839
Crawford County Hospital Authority, Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,810,000	3,829,171

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.8% (continued)
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2025	30,000	30,046
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,032
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	760,000	756,126
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	75,000	74,439
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,175,000	3,088,382
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	29,677
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	575,515
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	465,000	452,953
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	300,000	288,371
Fulton County Industrial Development Authority, Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028	2,810,000	2,702,362
Lancaster County Hospital Authority, Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,232
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	50,000	50,002
Pennsylvania Economic Development Financing Authority, Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,134
Pennsylvania Higher Educational Facilities Authority, St Joseph's University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	23,137
Pennsylvania Housing Finance Agency, Revenue, Series 2023 143A, 5.38%, 10/01/2046	3,000,000	3,102,986
Philadelphia Authority for Industrial Development, St Joseph's University, Revenue, Series 2017, 5.00%, 11/01/2047	8,915,000	8,817,346

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.8% (continued)
Pocono Mountains Industrial Park Authority, St. Luke's Hospital Obligated Group, Revenue, Series 2015 A, 5.00%, 08/15/2040	5,100,000	5,099,626
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 3.90%, 11/15/2034 (a)	690,000	670,468
		38,727,374
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 05/15/2039	2,840,000	2,841,599
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2025	425,000	425,000
South Carolina Public Service Authority, South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,121,494
		1,546,494
Tennessee — 2.3%
Industrial Development Board of The City of Kingsport Tennessee (The), Domtar Paper Co. LLC, Revenue, AMT, Series 2024, 5.25%, 11/15/2029 (a)(b)(c)	18,620,000	18,622,125
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013A, 5.00%, 09/01/2033 (c)	35,000	31,725
		18,653,850
Texas — 2.8%
Abilene Convention Center Hotel Development Corp., City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	453,892
Arlington Higher Education Finance Corp., Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	305,500
Austin Convention Enterprises, Inc., Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,097
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	20,000	20,006

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 2.8% (continued)
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,061,761
City of Buda, Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	975,227
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	338,625
City of Houston Airport System, United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,004,390
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	351,163
City of Penitas, GO, Series 2025, 5.00%, 09/01/2035 (g)	415,000	415,124
City of Sugar Land, GO, 5.25%, 02/15/2032	25,000	25,041
City of Temple, Reinvestment Zone No. 1, Tax Allocation, Series 2018 A, 5.00%, 08/01/2038	2,830,000	2,818,568
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	312,348
County of Denton, Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	488,606
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044 (c)	1,270,000	1,198,921
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	472,871
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	975,948
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,378,648
Edinburg Economic Development Corp., Revenue, Series 2019, 4.00%, 08/15/2029 (c)	585,000	555,463

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas — 2.8% (continued)
Hidalgo County Regional Mobility Authority, Revenue, Junior Lien, Refunding, Series B, 4.00%, 12/01/2038	100,000	90,524
Kerrville Health Facilities Development Corp., Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,750,022
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Revenue, AGMC Insured, Series 2014 A, 5.00%, 04/01/2046	1,000,000	996,785
Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (c)	440,000	438,990
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,537,907
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	739,172
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,449,038
Reagan Hospital District of Reagan County, GO, Series A, 5.00%, 02/01/2029	985,000	977,161
Town of Trophy Club, Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032 (g)	1,000,000	1,037,800
		23,319,598
Utah — 0.9%
Downtown East Streetcar Sewer Public Infrastructure District, GO, Senior Lien, Series 2022A, 5.75%, 03/01/2042 (c)	2,000,000	1,966,624
Fields Estates Public Infrastructure District, Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	1,500,000	1,383,471
Firefly Public Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,000,000	972,625
Utah Charter School Finance Authority, Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	1,510,000	1,487,055
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	1,300,000	1,256,048
		7,065,823

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Vermont — 0.0% (f)
East Central Vermont Telecommunications District, Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	60,000	60,026
Virgin Islands — 0.3%
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,500,000	1,484,556
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	231,833
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	1,004,961
		2,721,350
Virginia — 0.6%
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,945,000	4,945,349
Washington — 0.9%
King County Housing Authority, Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,005,093
Washington State Housing Finance Commission, German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (c)	1,000,000	985,104
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,557,331
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	293,042
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	303,793
		7,144,363
West Virginia — 0.6%
City of Huntington, Downtown Development/ Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	425,004
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	3,500,000	3,476,525

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
West Virginia — 0.6% (continued)
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2025	25,000	25,015
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,217
		4,161,761
Wisconsin — 7.5%
Public Finance Authority, Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	2,518,071
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (c)	1,005,000	1,007,987
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,500,148
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.00%, 06/01/2035	1,200,000	1,234,365
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,051,405
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	5,000,000	4,782,409
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	912,162
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	458,636
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Series 2022A, 5.75%, 06/01/2025 (c)	1,175,000	1,174,163
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	615,000	583,230
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	682,328
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,498
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	1,000,000	982,031
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,500,000	3,510,269
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	85,000	85,322
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	3,550,000	3,632,647

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.5% (continued)
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,599,274
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(e)	1,072,000	599,683
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,300,902
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2042	1,895,000	1,879,811
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	505,494
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	863,200
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	589,005
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	894,748
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	132,968
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	843,140
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	450,636
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	367,574
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	386,748
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	506,410
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)	7,330,000	6,686,032

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Wisconsin — 7.5% (continued)
Wisconsin Health & Educational Facilities Authority, Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	125,000	114,743
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,630,000	2,613,325
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,397,205
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,454,523
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,156,596
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	512,782
		60,999,470
Total Municipal Bonds (Cost $809,477,342)		802,215,041
	Shares
Short-Term Investments — 0.0% (f)
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (h) (Cost $64,910)	64,910	64,910
Total Investments — 99.9% (Cost $809,542,252)		802,279,951
Other Assets Less Liabilities — 0.1%		479,983
Net Assets — 100.0%		802,759,934

(a)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2025.

(b)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2025.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at April 30, 2025 amounted to $385,409,368, which represents approximately 48.01% of net assets of the Fund.

(d)  Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(e)  Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | April 30, 2025 (unaudited)

(f)  Represents less than 0.05% of net assets.

(g)  When-issued security.

(h)  Represents 7-day effective yield as of April 30, 2025.

Abbreviations

AGMC  — Insured by Assured Guaranty Municipal Corp.

AMT  — Alternative Minimum Tax

ETM  — Escrowed to Maturity.

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,050,265
Aggregate gross unrealized depreciation	(9,312,566)
Net unrealized depreciation	$(7,262,301)
Federal income tax cost of investments	$809,542,252

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$32,834,358,921	$7,895,164,693
Investments in affiliates	2,883,618,744	417,366,894
Gold bullion	1,871,828,285	272,993,545
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	49,497,127,271	11,275,062,811
Investments in affiliates	2,131,449,170	622,606,824
Gold bullion	6,411,069,452	1,161,576,709
Silver bullion	—	—
Unrealized appreciation on forward foreign currency exchange contracts	28,092,031	12,491,493
Receivable for investment securities sold	14,521,752	17,676,250
Foreign tax reclaims receivable	69,511,352	30,866,128
Receivable for Fund shares sold	65,720,953	28,632,414
Accrued interest and dividends receivable	180,435,356	75,428,100
Investment for trustee deferred compensation plan (Note 2)	9,918,351	2,041,548
Other assets	232,895	79,566
Total Assets	58,408,078,583	13,226,461,843
Liabilities
Investment advisory fees payable (Note 2)	34,654,821	7,721,079
Payable for investment securities purchased	21,373,059	4,048,007
Distribution fees payable (Note 3)	3,813,287	323,729
Administrative fees payable (Note 2)	823,303	208,316
Trustee deferred compensation plan (Note 2)	9,918,351	2,041,548
Service fees payable (Note 3)	264,086	11,111
Trustee fees payable	236,186	108,835
IRS compliance fees for foreign withholding tax claims payable	20,941,890	37,211,235
Unrealized depreciation on forward foreign currency exchange contracts	139,158,396	64,461,533
Payable for Fund shares redeemed	30,534,197	8,780,132
Accrued expenses and other liabilities	11,585,359	3,581,915
Total Liabilities	273,302,935	128,497,440
Commitments and contingent liabilities^	—	—
Net Assets	$58,134,775,648	$13,097,964,403
Net Assets Consist of
Paid in capital	$35,604,169,380	$8,577,124,373
Total distributable earnings (losses)	22,530,606,268	4,520,840,030
Net Assets	$58,134,775,648	$13,097,964,403

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$778,208,889	$1,359,410,302
Investments in affiliates	—	129,987,332
Gold bullion	54,489,904	102,520,967
Silver bullion	—	210,369,052
Investments, at Value (Note 1)
Investments in non-affiliates	1,199,864,584	2,658,952,025
Investments in affiliates	—	286,108,635
Gold bullion	178,870,454	270,502,023
Silver bullion	—	255,833,682
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	5,980,711
Foreign tax reclaims receivable	70,184	2,010,242
Receivable for Fund shares sold	1,624,180	7,188,927
Accrued interest and dividends receivable	1,290,650	1,009,347
Investment for trustee deferred compensation plan (Note 2)	1,406,246	542,739
Other assets	8,144	12,183
Total Assets	1,383,134,442	3,488,140,514
Liabilities
Investment advisory fees payable (Note 2)	833,471	2,121,163
Payable for investment securities purchased	135,169	—
Distribution fees payable (Note 3)	138,036	274,530
Administrative fees payable (Note 2)	39,057	66,023
Trustee deferred compensation plan (Note 2)	1,406,246	542,739
Service fees payable (Note 3)	5,174	30,557
Trustee fees payable	6,379	9,321
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	1,183,137	2,829,806
Accrued expenses and other liabilities	386,637	665,076
Total Liabilities	4,133,306	6,539,215
Commitments and contingent liabilities^	—	—
Net Assets	$1,379,001,136	$3,481,601,299
Net Assets Consist of
Paid in capital	$748,655,341	$2,447,481,778
Total distributable earnings (losses)	630,345,795	1,034,119,521
Net Assets	$1,379,001,136	$3,481,601,299

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$15,174,659,569		$1,473,894,639
Shares outstanding	210,368,868		53,970,393
Net asset value per share and redemption proceeds per share	$72.13		$27.31
Offering price per share (NAV per share plus maximum sales charge)**	$75.93	(1)	$28.75	(1)
Class C
Net assets	$1,304,669,938		$55,796,007
Shares outstanding	18,993,226		2,160,210
Net asset value per share and redemption proceeds per share	$68.69		$25.83
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$68.00		$25.57
Class I
Net assets	$38,561,059,993		$10,253,585,636
Shares outstanding	531,026,246		364,975,658
Net asset value per share and redemption proceeds per share	$72.62		$28.09
Class R6
Net assets	$3,094,386,148		$1,314,688,121
Shares outstanding	42,593,700		46,795,860
Net asset value per share and redemption proceeds per share	$72.65		$28.09

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

^  See Note 2 in the Notes to the Consolidated Financial Statements.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
Class A
Net assets	$607,189,702		$906,725,948
Shares outstanding	28,776,826		25,656,499
Net asset value per share and redemption proceeds per share	$21.10		$35.34
Offering price per share (NAV per share plus maximum sales charge)**	$22.21	(1)	$37.20	(1)
Class C
Net assets	$25,534,706		$149,961,799
Shares outstanding	1,293,822		4,720,410
Net asset value per share and redemption proceeds per share	$19.74		$31.77
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$19.54		$31.45
Class I
Net assets	$698,554,838		$2,100,543,128
Shares outstanding	32,236,288		57,357,056
Net asset value per share and redemption proceeds per share	$21.67		$36.62
Class R6
Net assets	$47,721,890		$324,370,424
Shares outstanding	2,202,559		8,830,888
Net asset value per share and redemption proceeds per share	$21.67		$36.73

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,467,521,679	$301,908,722
Gold bullion	58,435,439	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,708,491,660	390,399,032
Gold bullion	157,036,411	—
Cash	13,177	—
Unrealized appreciation on forward foreign currency exchange contracts	640,233	—
Receivable for investment securities sold	—	—
Foreign tax reclaims receivable	2,812,660	374,525
Receivable for Fund shares sold	3,272,562	97,438
Accrued interest and dividends receivable	12,328,956	605,920
Investment for trustee deferred compensation plan (Note 2)	1,064,639	1,574,165
Due from adviser	—	47,900
Other assets	10,847	4,705
Total Assets	1,885,671,145	393,103,685
Liabilities
Investment advisory fees payable (Note 2)	1,102,242	158,241
Option contracts written, at value (premiums received $623,554, $—, $— and $—, respectively)	1,505,365	—
Payable for investment securities purchased	3,228,012	—
Distribution fees payable (Note 3)	186,556	54,796
Administrative fees payable (Note 2)	73,485	35,781
Trustee deferred compensation plan (Note 2)	1,064,639	1,574,165
Service fees payable (Note 3)	13,808	1,003
Trustee fees payable	—	1,773
IRS compliance fees for foreign withholding tax claims payable	276,252	—
Payable for dividends to shareholders	557,857	—
Unrealized depreciation on forward foreign currency exchange contracts	3,060,323	—
Payable for Fund shares redeemed	2,981,248	234,402
Accrued expenses and other liabilities	979,153	467,215
Total Liabilities	15,028,940	2,527,376
Commitments and contingent liabilities^	—	—
Net Assets	$1,870,642,205	$390,576,309
Net Assets Consist of
Paid in capital	$1,508,221,499	$278,684,488
Total distributable earnings (losses)	362,420,706	111,891,821
Net Assets	$1,870,642,205	$390,576,309

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$1,510,246,863	$45,942,044
Gold bullion	—	—
Investments, at Value (Note 1)
Investments in non-affiliates	1,467,772,074	50,011,822
Gold bullion	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	4,722,405	—
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	3,007,225	319,352
Accrued interest and dividends receivable	877,874	15,609
Investment for trustee deferred compensation plan (Note 2)	3,042,722	179,866
Due from adviser	84,606	47,316
Other assets	9,011	2,019
Total Assets	1,479,515,917	50,575,984
Liabilities
Investment advisory fees payable (Note 2)	1,007,197	28,857
Option contracts written, at value (premiums received $623,554, $—, $— and $—, respectively)	—	—
Payable for investment securities purchased	1,126,967	—
Distribution fees payable (Note 3)	17,934	276
Administrative fees payable (Note 2)	86,139	29,225
Trustee deferred compensation plan (Note 2)	3,042,722	179,866
Service fees payable (Note 3)	—	—
Trustee fees payable	2,502	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for dividends to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	4,575,220	—
Accrued expenses and other liabilities	731,123	146,262
Total Liabilities	10,589,804	384,486
Commitments and contingent liabilities^	—	—
Net Assets	$1,468,926,113	$50,191,498
Net Assets Consist of
Paid in capital	$1,509,776,389	$47,416,649
Total distributable earnings (losses)	(40,850,276)	2,774,849
Net Assets	$1,468,926,113	$50,191,498

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
Class A
Net assets	$730,129,595		$256,401,707
Shares outstanding	50,947,960		10,144,408
Net asset value per share and redemption proceeds per share	$14.33		$25.28
Offering price per share (NAV per share plus maximum sales charge)*	$15.08	(1)	$26.61	(1)
Class C
Net assets	$68,824,736		$4,853,850
Shares outstanding	4,771,574		345,190
Net asset value per share and redemption proceeds per share	$14.42		$14.06
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$14.28		$13.92
Class I
Net assets	$987,179,303		$118,592,351
Shares outstanding	69,212,246		4,416,382
Net asset value per share and redemption proceeds per share	$14.26		$26.85
Class R6
Net assets	$84,508,571		$10,728,401
Shares outstanding	5,934,157		399,574
Net asset value per share and redemption proceeds per share	$14.24		$26.85

^  See Note 2 and Note 5 in the Notes to the Consolidated Financial Statements.

*  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
Class A
Net assets	$88,944,752		$1,767,268
Shares outstanding	9,987,034		175,439
Net asset value per share and redemption proceeds per share	$8.91		$10.07
Offering price per share (NAV per share plus maximum sales charge)*	$9.38	(1)	$10.60	(1)
Class C
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$—		$—
Class I
Net assets	$1,276,252,556		$48,324,188
Shares outstanding	142,728,361		4,714,673
Net asset value per share and redemption proceeds per share	$8.94		$10.25
Class R6
Net assets	$103,728,805		$100,042
Shares outstanding	11,591,544		10,068
Net asset value per share and redemption proceeds per share	$8.95		$9.94

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$13,082,806	$6,883,889,362
Gold bullion	274,172	—
Investments, at Value (Note 1)
Investments in non-affiliates	13,864,875	6,768,227,808
Gold bullion	329,691	—
Cash	—	76,052
Receivable for investment securities sold	—	73,495,031
Foreign tax reclaims receivable	8,908	—
Receivable for Fund shares sold	29	61,434,608
Accrued interest and dividends receivable	34,216	108,171,585
Investment for trustee deferred compensation plan (Note 2)	159,690	—
Due from adviser	64,637	62,782
Other assets	2,649	6,024
Total Assets	14,464,695	7,011,473,890
Liabilities
Investment advisory fees payable (Note 2)	7,341	2,236,869
Due to custodian	—	—
Payable for investment securities purchased	—	192,253,459
Payable for floating rate note obligations	—	561,160,000
Distribution fees payable (Note 3)	353	388,832
Administrative fees payable (Note 2)	26,050	150,321
Trustee deferred compensation plan (Note 2)	159,690	—
Service fees payable (Note 3)	—	23,921
Trustee fees payable	—	—
Payable for dividends to shareholders	—	792,474
Payable for Fund shares redeemed	—	16,251,764
Interest expense and fees payable	—	4,348,619
Accrued expenses and other liabilities	203,068	381,717
Total Liabilities	396,502	777,987,976
Commitments and contingent liabilities^	—	—
Net Assets	$14,068,193	$6,233,485,914
Net Assets Consist of
Paid in capital	$13,016,479	$6,514,760,222
Total distributable earnings (losses)	1,051,714	(281,274,308)
Net Assets	$14,068,193	$6,233,485,914
First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

First Eagle Short Duration High Yield Municipal Fund
Assets
Investments, at Cost (Note 1)
Investments in non-affiliates	$809,542,252
Gold bullion	—
Investments, at Value (Note 1)
Investments in non-affiliates	802,279,951
Gold bullion	—
Cash	—
Receivable for investment securities sold	8,944,163
Foreign tax reclaims receivable	—
Receivable for Fund shares sold	7,806,110
Accrued interest and dividends receivable	13,824,525
Investment for trustee deferred compensation plan (Note 2)	—
Due from adviser	134,416
Other assets	2,657
Total Assets	832,991,822
Liabilities
Investment advisory fees payable (Note 2)	268,409
Due to custodian	—
Payable for investment securities purchased	28,567,804
Payable for floating rate note obligations	—
Distribution fees payable (Note 3)	31,619
Administrative fees payable (Note 2)	14,496
Trustee deferred compensation plan (Note 2)	—
Service fees payable (Note 3)	—
Trustee fees payable	—
Payable for dividends to shareholders	15,286
Payable for Fund shares redeemed	1,193,255
Interest expense and fees payable	—
Accrued expenses and other liabilities	141,019
Total Liabilities	30,231,888
Commitments and contingent liabilities^	—
Net Assets	$802,759,934
Net Assets Consist of
Paid in capital	$810,747,703
Total distributable earnings (losses)	(7,987,769)
Net Assets	$802,759,934

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund
Class A
Net assets	$1,775,833		$1,578,520,305
Shares outstanding	161,673		188,543,261
Net asset value per share and redemption proceeds per share	$10.98		$8.37
Offering price per share (NAV per share plus maximum sales charge)**	$11.56	(1)	$8.58	(2)
Class C
Net assets	$—		$119,241,505
Shares outstanding	—		14,251,277
Net asset value per share and redemption proceeds per share	$—		$8.37
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—		$8.29
Class I
Net assets	$11,079,850		$4,533,975,198
Shares outstanding	1,015,496		541,948,037
Net asset value per share and redemption proceeds per share	$10.91		$8.37
Class R6
Net assets	$1,212,510		$1,748,906
Shares outstanding	111,296		209,211
Net asset value per share and redemption proceeds per share	$10.89		$8.36

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  A contingent deferred sales charge (CDSC) of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle High Yield Municipal Fund and the First Eagle Short Duration High Yield Municipal Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

^  See Note 2 and Note 5 in the Notes to the Consolidated Financial Statements.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum sales charge is 2.50% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(3)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Short Duration High Yield Municipal Fund
Class A
Net assets	$171,656,652
Shares outstanding	16,857,965
Net asset value per share and redemption proceeds per share	$10.18
Offering price per share (NAV per share plus maximum sales charge)**	$10.44	(2)
Class C
Net assets	$—
Shares outstanding	—
Net asset value per share and redemption proceeds per share	$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—
Class I
Net assets	$630,021,141
Shares outstanding	61,949,536
Net asset value per share and redemption proceeds per share	$10.17
Class R6
Net assets	$1,082,141
Shares outstanding	106,274
Net asset value per share and redemption proceeds per share	$10.18

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$72,867,975	$3,340,620
Dividends from:
Non-affiliates (net of $39,858,625, $18,169,664, $63,151 and $2,010,655 foreign taxes withheld)	570,475,061	170,352,342
Affiliated issuers (net of $115,140, $1,699,318, $— and $362,250 foreign taxes withheld)	34,629,163	5,916,470
Total Income	677,972,199	179,609,432
Expenses
Investment advisory fees (Note 2)	208,471,972	45,274,492
Distributions fees (Note 3)
Class A	18,436,625	1,731,988
Class C	5,060,912	206,484
Shareholder servicing agent fees	21,398,589	5,490,002
Service fees (Note 3)
Class C	1,686,971	68,828
Administrative fees (Note 2)	1,802,124	499,820
Professional fees	482,994	336,011
Custodian and accounting fees	3,117,753	1,062,151
Shareholder reporting fees	1,133,731	361,186
Trustees' fees	950,003	237,504
Registration and filing fees	421,415	87,570
Other expenses	441,394	109,413
Total Expenses	263,404,483	55,465,449
Expense reductions due to earnings credits (Note 1)	(910,384)	(117,423)
Net Expenses	262,494,099	55,348,026
Net Investment Income (Note 1)	415,478,100	124,261,406
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	1,448,235,496	273,529,864
Transactions from investments in affiliates	69,719,736	(3,782,023)
Commodity related transactions	891,937,144	249,590,434
Settlement of foreign currency and foreign currency transactions	(6,329,801)	(2,351,024)
Settlement of forward foreign currency exchange contracts	107,869,157	54,405,251
	2,511,431,732	571,392,502

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$3,517,687	$1,751,451
Dividends from:
Non-affiliates (net of $39,858,625, $18,169,664, $63,151 and $2,010,655 foreign taxes withheld)	11,224,369	16,195,173
Affiliated issuers (net of $115,140, $1,699,318, $— and $362,250 foreign taxes withheld)	—	2,052,749
Total Income	14,742,056	19,999,373
Expenses
Investment advisory fees (Note 2)	5,180,115	10,680,466
Distributions fees (Note 3)
Class A	773,311	923,938
Class C	102,277	475,793
Shareholder servicing agent fees	477,168	1,240,866
Service fees (Note 3)
Class C	34,092	158,598
Administrative fees (Note 2)	107,736	149,321
Professional fees	112,220	132,579
Custodian and accounting fees	122,008	301,523
Shareholder reporting fees	37,089	98,181
Trustees' fees	35,941	54,888
Registration and filing fees	40,741	65,575
Other expenses	16,069	25,536
Total Expenses	7,038,767	14,307,264
Expense reductions due to earnings credits (Note 1)	(62,348)	(80,073)
Net Expenses	6,976,419	14,227,191
Net Investment Income (Note 1)	7,765,637	5,772,182
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	57,230,115	3,233,272
Transactions from investments in affiliates	—	(37,402,774)
Commodity related transactions	17,542,186	8,720,286
Settlement of foreign currency and foreign currency transactions	(897)	(54,125)
Settlement of forward foreign currency exchange contracts	—	—
	74,771,404	(25,503,341)

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,371,596, $476,261, $— and $—)	$(52,809,740)	$420,434,056
Investment in affiliates	(568,446,947)	68,773,686
Foreign currency and foreign currency translations	9,226,558	4,051,058
Forward foreign currency exchange contracts	(162,729,906)	(78,594,631)
	(774,760,035)	414,664,169
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	1,736,671,697	986,056,671
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,152,149,797	$1,110,318,077

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,371,596, $476,261, $— and $—)	$(88,305,332)	$567,080,599
Investment in affiliates	—	66,799,970
Foreign currency and foreign currency translations	465	22,985
Forward foreign currency exchange contracts	—	—
	(88,304,867)	633,903,554
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	(13,533,463)	608,400,213
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,767,826)	$614,172,395

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$11,176,573	$115,223
Dividends from:
Non-affiliates (net of $2,156,810, $193,148, $— and $— foreign taxes withheld)	25,809,789	5,282,618
Total Income	36,986,362	5,397,841
Expenses
Investment advisory fees (Note 2)	6,485,288	1,038,178
Distributions fees (Note 3)
Class A	847,597	338,290
Class C	257,898	19,802
Shareholder servicing agent fees	565,814	221,530
Service fees (Note 3)
Class C	85,966	6,601
Administrative fees (Note 2)	432,365	84,200
Professional fees	284,393	162,582
Custodian and accounting fees	170,274	68,382
Shareholder reporting fees	43,030	28,300
Trustees' fees	47,046	7,611
Recoupment expense	—	—
Registration and filing fees	45,494	43,365
Other expenses	19,388	8,309
Total Expenses	9,284,553	2,027,150
Expense waiver (Note 2)	—	(262,556)
Expense reductions due to earnings credits (Note 1)	(43,488)	(50,204)
Net Expenses	9,241,065	1,714,390
Net Investment Income (Note 1)	27,745,297	3,683,451
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	17,100,665	19,227,098
Transactions from investments in affiliates	—	—
Commodity related transactions	1,030,369	—
Settlement of foreign currency and foreign currency transactions	(568,307)	(34,216)
Settlement of forward foreign currency exchange contracts	2,423,068	—
Expiration or closing of option contracts written	1,245,374	—
	21,231,169	19,192,882

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$—	$—
Dividends from:
Non-affiliates (net of $2,156,810, $193,148, $— and $— foreign taxes withheld)	14,252,858	430,434
Total Income	14,252,858	430,434
Expenses
Investment advisory fees (Note 2)	7,576,573	193,296
Distributions fees (Note 3)
Class A	128,042	2,243
Class C	—	—
Shareholder servicing agent fees	1,079,813	9,095
Service fees (Note 3)
Class C	—	—
Administrative fees (Note 2)	174,004	48,786
Professional fees	92,728	82,125
Custodian and accounting fees	111,457	45,149
Shareholder reporting fees	111,776	7,031
Trustees' fees	31,295	1,949
Recoupment expense	5,238	—
Registration and filing fees	29,010	25,856
Other expenses	19,481	3,437
Total Expenses	9,359,417	418,967
Expense waiver (Note 2)	(335,140)	(169,808)
Expense reductions due to earnings credits (Note 1)	(22,342)	(1,954)
Net Expenses	9,001,935	247,205
Net Investment Income (Note 1)	5,250,923	183,229
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	78,889,905	(766,925)
Transactions from investments in affiliates	(170,050)	—
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	—	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	78,719,855	(766,925)

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $16,772, $—, $— and $—)	$73,188,908	$(39,242,645)
Investment in affiliates	—	—
Foreign currency and foreign currency translations	398,824	26,258
Forward foreign currency exchange contracts	(3,436,389)	—
Option contracts written	2,466,784	—
	72,618,127	(39,216,387)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency, forward contract and option contracts written related transactions	93,849,296	(20,023,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	$121,594,593	$(16,340,054)

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $16,772, $—, $— and $—)	$(300,997,312)	$(5,785,633)
Investment in affiliates	(1,395,808)	—
Foreign currency and foreign currency translations	—	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	(302,393,120)	(5,785,633)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency, forward contract and option contracts written related transactions	(223,673,265)	(6,552,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(218,422,342)	$(6,369,329)

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$—	$168,080,923
Dividends from:
Non-affiliates (net of $10,525, $— and $— foreign taxes withheld)	199,755	328,173
Total Income	199,755	168,409,096
Expenses
Investment advisory fees (Note 2)	45,803	12,006,133
Distributions fees (Note 3)
Class A	2,306	1,716,538
Class C	—	378,908
Shareholder servicing agent fees	2,129	1,853,741
Service fees (Note 3)
Class C	—	126,303
Administrative fees (Note 2)	54,794	366,847
Professional fees	103,509	356,832
Custodian and accounting fees	64,743	256,963
Shareholder reporting fees	7,065	47,618
Trustees' fees	13,828	46,230
Recoupment expense	—	612,440
Interest expense	—	8,725,351
Registration and filing fees	23,902	367,219
Other expenses	4,760	21,684
Total Expenses	322,839	26,882,807
Expense waiver (Note 2)	(258,954)	—
Expense reductions due to earnings credits (Note 1)	(1,653)	(32,810)
Net Expenses	62,232	26,849,997
Net Investment Income (Note 1)	137,523	141,559,099
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	162,702	(40,487,773)
Commodity related transactions	164,446	—
Settlement of foreign currency and foreign currency transactions	(1,028)	—
	326,120	(40,487,773)

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

First Eagle Short Duration High Yield Municipal Fund
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$12,192,271
Dividends from:
Non-affiliates (net of $10,525, $— and $— foreign taxes withheld)	84,905
Total Income	12,277,176
Expenses
Investment advisory fees (Note 2)	1,018,529
Distributions fees (Note 3)
Class A	121,600
Class C	—
Shareholder servicing agent fees	107,830
Service fees (Note 3)
Class C	—
Administrative fees (Note 2)	32,621
Professional fees	100,127
Custodian and accounting fees	61,408
Shareholder reporting fees	7,877
Trustees' fees	2,801
Recoupment expense	—
Interest expense	—
Registration and filing fees	170,568
Other expenses	4,754
Total Expenses	1,628,115
Expense waiver (Note 2)	(133,256)
Expense reductions due to earnings credits (Note 1)	(2,287)
Net Expenses	1,492,572
Net Investment Income (Note 1)	10,784,604
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(1,133,196)
Commodity related transactions	—
Settlement of foreign currency and foreign currency transactions	—
(1,133,196)

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions	$(565,309)	$(167,216,833)
Foreign currency and foreign currency translations	1,201	—
	(564,108)	(167,216,833)
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	(237,988)	(207,704,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,465)	$(66,145,507)

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

First Eagle Short Duration High Yield Municipal Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions	$(7,249,864)
Foreign currency and foreign currency translations	—
(7,249,864)
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	(8,383,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,401,544

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations
Net investment income	$415,478,100	$772,397,856	$124,261,406	$233,616,650
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	2,511,431,732	2,076,543,048	571,392,502	625,103,535
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(774,760,035)	9,240,921,699	414,664,169	1,552,382,477
Net increase (decrease) in net assets resulting from operations	2,152,149,797	12,089,862,603	1,110,318,077	2,411,102,662
Distributions to Shareholders
Distributable earnings:
Class A	(752,479,645)	(476,472,548)	(106,385,762)	(31,790,527)
Class C	(63,056,039)	(43,860,612)	(4,079,377)	(1,164,501)
Class I	(1,927,947,611)	(1,170,598,120)	(716,917,557)	(235,095,957)
Class R3	—	(467,965)	—	(8,462)
Class R4	—	(65,416)	—	(114,289)
Class R5	—	(7,978)	—	(1,027)
Class R6	(141,419,924)	(84,348,553)	(93,644,660)	(34,779,408)
Decrease in net assets resulting from distributions	(2,884,903,219)	(1,775,821,192)	(921,027,356)	(302,954,171)
Fund Share Transactions
Class A
Net proceeds from shares sold	620,331,530	902,898,419	66,240,978	103,751,530
Net asset value of shares issued for reinvested dividends and distributions	663,131,083	417,748,177	97,309,028	29,118,152
Cost of shares redeemed	(1,036,349,792)	(1,990,276,449)	(159,982,019)	(281,759,302)
Increase (decrease) in net assets from Fund share transactions	247,112,821	(669,629,853)	3,567,987	(148,889,620)
Class C
Net proceeds from shares sold	106,363,223	168,806,447	4,686,688	5,485,918
Net asset value of shares issued for reinvested dividends and distributions	59,401,014	41,505,889	3,797,915	1,096,427
Cost of shares redeemed	(286,294,410)	(554,768,126)	(13,348,144)	(32,627,078)
Decrease in net assets from Fund share transactions	(120,530,173)	(344,455,790)	(4,863,541)	(26,044,733)
Class I
Net proceeds from shares sold	3,516,369,126	4,853,052,805	1,249,650,712	1,399,043,949
Net asset value of shares issued for reinvested dividends and distributions	1,687,284,431	1,018,464,881	640,979,324	210,292,492
Cost of shares redeemed	(3,251,055,406)	(5,425,587,580)	(1,415,635,669)	(2,733,965,845)
Increase (decrease) in net assets from Fund share transactions	1,952,598,151	445,930,106	474,994,367	(1,124,629,404)
Class R3^
Net proceeds from shares sold	—	800,063	—	16,549
Net asset value of shares issued for reinvested dividends and distributions	—	467,965	—	8,462
Cost of shares redeemed	—	(14,441,910)	—	(449,739)
Decrease in net assets from Fund share transactions	—	(13,173,882)	—	(424,728)

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations
Net investment income	$7,765,637	$14,641,335	$5,772,182	$9,712,434
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions	74,771,404	76,106,560	(25,503,341)	233,203,825
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	(88,304,867)	243,691,072	633,903,554	541,892,310
Net increase (decrease) in net assets resulting from operations	(5,767,826)	334,438,967	614,172,395	784,808,569
Distributions to Shareholders
Distributable earnings:
Class A	(38,750,193)	(35,915,770)	(32,088,609)	(5,154,188)
Class C	(1,653,042)	(1,826,542)	(5,385,945)	(253,973)
Class I	(43,178,412)	(37,008,037)	(76,199,777)	(15,422,133)
Class R3	—	(4,458)	—	(3,861)
Class R4	—	(2,849)	—	(14,386)
Class R5	—	(5,869)	—	(5,118)
Class R6	(2,634,465)	(2,193,025)	(10,342,993)	(1,860,249)
Decrease in net assets resulting from distributions	(86,216,112)	(76,956,550)	(124,017,324)	(22,713,908)
Fund Share Transactions
Class A
Net proceeds from shares sold	19,680,767	27,323,134	116,498,361	122,745,062
Net asset value of shares issued for reinvested dividends and distributions	34,390,390	31,617,086	30,683,850	4,911,757
Cost of shares redeemed	(43,613,573)	(74,766,587)	(108,368,031)	(130,806,208)
Increase (decrease) in net assets from Fund share transactions	10,457,584	(15,826,367)	38,814,180	(3,149,389)
Class C
Net proceeds from shares sold	2,878,536	3,487,062	11,947,139	14,376,527
Net asset value of shares issued for reinvested dividends and distributions	1,497,082	1,664,563	5,139,993	241,570
Cost of shares redeemed	(6,228,285)	(11,000,964)	(18,054,280)	(28,797,729)
Decrease in net assets from Fund share transactions	(1,852,667)	(5,849,339)	(967,148)	(14,179,632)
Class I
Net proceeds from shares sold	82,517,072	98,186,740	296,070,564	338,846,341
Net asset value of shares issued for reinvested dividends and distributions	29,875,781	25,055,673	69,744,097	13,851,484
Cost of shares redeemed	(56,647,769)	(102,024,784)	(294,943,035)	(443,077,982)
Increase (decrease) in net assets from Fund share transactions	55,745,084	21,217,629	70,871,626	(90,380,157)
Class R3^
Net proceeds from shares sold	—	200	—	45,937
Net asset value of shares issued for reinvested dividends and distributions	—	4,458	—	3,861
Cost of shares redeemed	—	(79,036)	—	(1,247,931)
Decrease in net assets from Fund share transactions	—	(74,378)	—	(1,198,133)

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	77,216	—	164,674
Net asset value of shares issued for reinvested dividends and distributions	—	65,416	—	114,289
Cost of shares redeemed	—	(2,018,348)	—	(5,639,834)
Decrease in net assets from Fund share transactions	—	(1,875,716)	—	(5,360,871)
Class R5^
Net proceeds from shares sold	—	6,261	—	4,136
Net asset value of shares issued for reinvested dividends and distributions	—	4,799	—	1,027
Cost of shares redeemed	—	(231,679)	—	(47,190)
Decrease in net assets from Fund share transactions	—	(220,619)	—	(42,027)
Class R6
Net proceeds from shares sold	653,032,158	628,328,209	129,100,156	151,540,868
Net asset value of shares issued for reinvested dividends and distributions	125,053,004	74,502,423	92,596,760	34,097,431
Cost of shares redeemed	(325,857,182)	(579,349,948)	(155,202,951)	(472,380,559)
Increase (decrease) in net assets from Fund share transactions	452,227,980	123,480,684	66,493,965	(286,742,260)
Increase (decrease) in net assets from Fund share transactions	2,531,408,779	(459,945,070)	540,192,778	(1,592,133,643)
Net increase (decrease) in net assets	1,798,655,357	9,854,096,341	729,483,499	516,014,848
Net Assets (Note 1)
Beginning of period	56,336,120,291	46,482,023,950	12,368,480,904	11,852,466,056
End of period	$58,134,775,648	$56,336,120,291	$13,097,964,403	$12,368,480,904
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	206,799,517	216,362,656	53,773,662	59,656,595
Shares sold	8,808,177	13,505,416	2,578,426	4,116,476
Shares issued on reinvestment of distributions	9,478,717	6,858,457	3,904,857	1,243,303
Shares redeemed	(14,717,543)	(29,927,012)	(6,286,552)	(11,242,712)
Shares outstanding, end of period	210,368,868	206,799,517	53,970,393	53,773,662
Class C
Shares outstanding, beginning of period	20,772,700	26,084,098	2,357,034	3,444,418
Shares sold	1,583,694	2,647,035	192,085	233,000
Shares issued on reinvestment of distributions	888,971	712,058	160,656	49,211
Shares redeemed	(4,252,139)	(8,670,491)	(549,565)	(1,369,595)
Shares outstanding, end of period	18,993,226	20,772,700	2,160,210	2,357,034
Class I
Shares outstanding, beginning of period	503,356,923	495,595,080	346,399,690	389,313,607
Shares sold	49,697,578	72,240,354	47,566,019	54,468,069
Shares issued on reinvestment of distributions	23,980,734	16,630,713	25,028,478	8,754,891
Shares redeemed	(46,008,989)	(81,109,224)	(54,018,529)	(106,136,877)
Shares outstanding, end of period	531,026,246	503,356,923	364,975,658	346,399,690

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	1,297	—	77,494
Net asset value of shares issued for reinvested dividends and distributions	—	2,849	—	14,386
Cost of shares redeemed	—	(49,419)	—	(1,551,853)
Decrease in net assets from Fund share transactions	—	(45,273)	—	(1,459,973)
Class R5^
Net proceeds from shares sold	—	6,722	—	45,674
Net asset value of shares issued for reinvested dividends and distributions	—	868	—	4,271
Cost of shares redeemed	—	(96,780)	—	(479,637)
Decrease in net assets from Fund share transactions	—	(89,190)	—	(429,692)
Class R6
Net proceeds from shares sold	10,866,770	8,513,801	75,637,132	69,141,467
Net asset value of shares issued for reinvested dividends and distributions	2,622,111	2,189,335	9,759,911	1,748,970
Cost of shares redeemed	(4,627,976)	(8,878,747)	(34,315,362)	(48,120,317)
Increase (decrease) in net assets from Fund share transactions	8,860,905	1,824,389	51,081,681	22,770,120
Increase (decrease) in net assets from Fund share transactions	73,210,906	1,157,471	159,800,339	(88,026,856)
Net increase (decrease) in net assets	(18,773,032)	258,639,888	649,955,410	674,067,805
Net Assets (Note 1)
Beginning of period	1,397,774,168	1,139,134,280	2,831,645,889	2,157,578,084
End of period	$1,379,001,136	$1,397,774,168	$3,481,601,299	$2,831,645,889
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,292,500	28,915,983	24,372,239	24,654,077
Shares sold	919,099	1,356,290	3,742,853	4,691,119
Shares issued on reinvestment of distributions	1,597,324	1,727,710	1,125,600	206,811
Shares redeemed	(2,032,097)	(3,707,483)	(3,584,193)	(5,179,768)
Shares outstanding, end of period	28,776,826	28,292,500	25,656,499	24,372,239
Class C
Shares outstanding, beginning of period	1,384,879	1,679,875	4,743,206	5,376,559
Shares sold	142,873	184,827	431,140	604,989
Shares issued on reinvestment of distributions	74,113	96,609	209,113	11,220
Shares redeemed	(308,043)	(576,432)	(663,049)	(1,249,562)
Shares outstanding, end of period	1,293,822	1,384,879	4,720,410	4,743,206
Class I
Shares outstanding, beginning of period	29,707,684	28,483,950	54,858,882	58,456,099
Shares sold	3,754,542	4,787,322	9,348,497	13,006,767
Shares issued on reinvestment of distributions	1,352,457	1,337,016	2,471,442	564,445
Shares redeemed	(2,578,395)	(4,900,604)	(9,321,765)	(17,168,429)
Shares outstanding, end of period	32,236,288	29,707,684	57,357,056	54,858,882

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	205,968	—	17,092
Shares sold	—	12,834	—	679
Shares issued on reinvestment of distributions	—	7,705	—	354
Shares redeemed	—	(226,507)	—	(18,125)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	29,134	—	216,836
Shares sold	—	1,226	—	6,744
Shares issued on reinvestment of distributions	—	1,068	—	4,767
Shares redeemed	—	(31,428)	—	(228,347)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	3,470	—	1,689
Shares sold	—	102	—	169
Shares issued on reinvestment of distributions	—	80	—	43
Shares redeemed	—	(3,652)	—	(1,901)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	36,151,867	34,101,190	44,141,524	55,025,651
Shares sold	9,242,258	9,402,409	4,933,296	5,881,268
Shares issued on reinvestment of distributions	1,777,078	1,216,565	3,617,061	1,420,135
Shares redeemed	(4,577,503)	(8,568,297)	(5,896,021)	(18,185,530)
Shares outstanding, end of period	42,593,700	36,151,867	46,795,860	44,141,524

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	3,737	—	55,925
Shares sold	—	10	—	1,927
Shares issued on reinvestment of distributions	—	238	—	158
Shares redeemed	—	(3,985)	—	(58,010)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	2,281	—	68,292
Shares sold	—	67	—	3,345
Shares issued on reinvestment of distributions	—	152	—	586
Shares redeemed	—	(2,500)	—	(72,223)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	4,552	—	20,143
Shares sold	—	356	—	1,934
Shares issued on reinvestment of distributions	—	46	—	174
Shares redeemed	—	(4,954)	—	(22,251)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	1,798,949	1,705,115	7,160,987	6,353,503
Shares sold	494,336	403,727	2,396,576	2,561,618
Shares issued on reinvestment of distributions	118,755	116,826	344,873	71,096
Shares redeemed	(209,481)	(426,719)	(1,071,548)	(1,825,230)
Shares outstanding, end of period	2,202,559	1,798,949	8,830,888	7,160,987

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations
Net investment income	$27,745,297	$46,810,714	$3,683,451	$6,278,318
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	21,231,169	25,693,905	19,192,882	15,300,823
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	72,618,127	223,130,344	(39,216,387)	91,686,192
Net increase (decrease) in net assets resulting from operations	121,594,593	295,634,963	(16,340,054)	113,265,333
Distributions to Shareholders
Distributable earnings:
Class A	(19,433,994)	(16,847,331)	(11,266,043)	(21,201,944)
Class C	(1,720,702)	(1,412,038)	(368,913)	(1,012,252)
Class I	(27,306,032)	(25,608,733)	(5,147,424)	(8,088,133)
Class R3	—	(105)	—	(4,079)
Class R4	—	(380)	—	(2,834)
Class R5	—	(23)	—	(837)
Class R6	(2,321,795)	(1,992,069)	(454,928)	(555,937)
Decrease in net assets resulting from distributions	(50,782,523)	(45,860,679)	(17,237,308)	(30,866,016)
Fund Share Transactions
Class A
Net proceeds from shares sold	66,886,888	95,460,012	4,567,977	15,002,736
Net asset value of shares issued for reinvested dividends and distributions	17,963,085	15,529,327	10,765,402	20,071,573
Cost of shares redeemed	(61,865,858)	(149,430,352)	(22,320,922)	(48,637,648)
Increase (decrease) in net assets from Fund share transactions	22,984,115	(38,441,013)	(6,987,543)	(13,563,339)
Class C
Net proceeds from shares sold	4,795,551	7,773,276	612,437	860,400
Net asset value of shares issued for reinvested dividends and distributions	1,661,236	1,359,002	367,732	1,006,066
Cost of shares redeemed	(14,047,369)	(29,137,271)	(1,023,240)	(5,413,836)
Decrease in net assets from Fund share transactions	(7,590,582)	(20,004,993)	(43,071)	(3,547,370)
Class I
Net proceeds from shares sold	103,439,935	114,972,376	4,822,167	26,590,666
Net asset value of shares issued for reinvested dividends and distributions	24,590,319	23,060,802	3,302,687	4,708,771
Cost of shares redeemed	(107,372,618)	(215,857,981)	(13,226,075)	(17,753,843)
Increase (decrease) in net assets from Fund share transactions	20,657,636	(77,824,803)	(5,101,221)	13,545,594
Class R3^
Net proceeds from shares sold	—	—	—	13
Net asset value of shares issued for reinvested dividends and distributions	—	37	—	4,079
Cost of shares redeemed	—	(63,414)	—	(63,761)
Decrease in net assets from Fund share transactions	—	(63,377)	—	(59,669)

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations
Net investment income	$5,250,923	$7,165,789	$183,229	$121,730
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	78,719,855	5,384,792	(766,925)	(430,268)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	(302,393,120)	362,972,830	(5,785,633)	10,690,345
Net increase (decrease) in net assets resulting from operations	(218,422,342)	375,523,411	(6,369,329)	10,381,807
Distributions to Shareholders
Distributable earnings:
Class A	(1,367,562)	(331,193)	(2,600)	(1,661)
Class C	—	—	—	—
Class I	(25,654,317)	(8,732,209)	(276,802)	(117,436)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	(1,705,941)	(479,410)	(451)	(1,676)
Decrease in net assets resulting from distributions	(28,727,820)	(9,542,812)	(279,853)	(120,773)
Fund Share Transactions
Class A
Net proceeds from shares sold	10,746,149	38,906,104	1,864,994	1,152,604
Net asset value of shares issued for reinvested dividends and distributions	1,322,858	321,596	2,600	1,661
Cost of shares redeemed	(10,886,607)	(15,951,866)	(1,093,106)	(33,000)
Increase (decrease) in net assets from Fund share transactions	1,182,400	23,275,834	774,488	1,121,265
Class C
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class I
Net proceeds from shares sold	276,015,020	812,758,873	10,695,320	11,983,423
Net asset value of shares issued for reinvested dividends and distributions	24,725,044	8,438,320	90,371	12,922
Cost of shares redeemed	(466,392,573)	(677,149,839)	(4,663,387)	(1,246,787)
Increase (decrease) in net assets from Fund share transactions	(165,652,509)	144,047,354	6,122,304	10,749,558
Class R3^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	2,063	—	1,228
Net asset value of shares issued for reinvested dividends and distributions	—	300	—	2,834
Cost of shares redeemed	—	(64,263)	—	(45,125)
Decrease in net assets from Fund share transactions	—	(61,900)	—	(41,063)
Class R5^
Net proceeds from shares sold	—	—	—	2
Net asset value of shares issued for reinvested dividends and distributions	—	7	—	837
Cost of shares redeemed	—	(12,281)	—	(13,180)
Decrease in net assets from Fund share transactions	—	(12,274)	—	(12,341)
Class R6
Net proceeds from shares sold	12,181,785	21,352,716	5,014,596	2,216,374
Net asset value of shares issued for reinvested dividends and distributions	2,314,424	1,985,130	454,065	539,169
Cost of shares redeemed	(9,616,473)	(19,396,610)	(2,108,094)	(2,366,664)
Increase in net assets from Fund share transactions	4,879,736	3,941,236	3,360,567	388,879
Increase (decrease) in net assets from Fund share transactions	40,930,905	(132,467,124)	(8,771,268)	(3,289,309)
Net increase (decrease) in net assets	111,742,975	117,307,160	(42,348,630)	79,110,008
Net Assets (Note 1)
Beginning of period	1,758,899,230	1,641,592,070	432,924,939	353,814,931
End of period	$1,870,642,205	$1,758,899,230	$390,576,309	$432,924,939
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	49,293,828	52,313,628	10,420,922	10,885,417
Shares sold	4,883,727	7,305,639	173,054	618,865
Shares issued on reinvestment of distributions	1,306,777	1,183,813	401,505	881,509
Shares redeemed	(4,536,372)	(11,509,252)	(851,073)	(1,964,869)
Shares outstanding, end of period	50,947,960	49,293,828	10,144,408	10,420,922
Class C
Shares outstanding, beginning of period	5,323,986	6,859,097	348,828	594,264
Shares sold	349,016	588,856	41,750	58,125
Shares issued on reinvestment of distributions	120,210	103,084	24,528	76,976
Shares redeemed	(1,021,638)	(2,227,051)	(69,916)	(380,537)
Shares outstanding, end of period	4,771,574	5,323,986	345,190	348,828
Class I
Shares outstanding, beginning of period	67,802,292	73,870,683	4,604,708	4,041,364
Shares sold	7,529,658	8,905,990	173,985	1,046,492
Shares issued on reinvestment of distributions	1,798,076	1,767,171	116,105	193,529
Shares redeemed	(7,917,780)	(16,741,552)	(478,416)	(676,677)
Shares outstanding, end of period	69,212,246	67,802,292	4,416,382	4,604,708

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R5^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R6
Net proceeds from shares sold	34,762,500	44,595,999	—	55,000
Net asset value of shares issued for reinvested dividends and distributions	1,705,319	479,410	451	1,676
Cost of shares redeemed	(24,441,680)	(19,555,934)	—	—
Increase in net assets from Fund share transactions	12,026,139	25,519,475	451	56,676
Increase (decrease) in net assets from Fund share transactions	(152,443,970)	192,842,663	6,897,243	11,927,499
Net increase (decrease) in net assets	(399,594,132)	558,823,262	248,061	22,188,533
Net Assets (Note 1)
Beginning of period	1,868,520,245	1,309,696,983	49,943,437	27,754,904
End of period	$1,468,926,113	$1,868,520,245	$50,191,498	$49,943,437
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	9,940,432	7,490,976	113,192	8,975
Shares sold	1,053,214	4,018,628	169,349	107,150
Shares issued on reinvestment of distributions	119,176	35,693	215	177
Shares redeemed	(1,125,788)	(1,604,865)	(107,317)	(3,110)
Shares outstanding, end of period	9,987,034	9,940,432	175,439	113,192
Class C
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class I
Shares outstanding, beginning of period	159,633,477	143,815,321	4,151,011	3,170,551
Shares sold	27,663,486	82,436,449	993,367	1,086,602
Shares issued on reinvestment of distributions	2,221,478	934,476	7,353	1,350
Shares redeemed	(46,790,080)	(67,552,769)	(437,058)	(107,492)
Shares outstanding, end of period	142,728,361	159,633,477	4,714,673	4,151,011

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	5,010	—	2,445
Shares issued on reinvestment of distributions	—	3	—	173
Shares redeemed	—	(5,013)	—	(2,618)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	4,899	—	1,619
Shares sold	—	164	—	49
Shares issued on reinvestment of distributions	—	24	—	120
Shares redeemed	—	(5,087)	—	(1,788)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	973	—	501
Shares issued on reinvestment of distributions	—	—	—	35
Shares redeemed	—	(973)	—	(536)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	5,583,058	5,292,142	288,554	272,124
Shares sold	891,825	1,636,871	173,221	82,177
Shares issued on reinvestment of distributions	169,432	152,167	15,968	22,269
Shares redeemed	(710,158)	(1,498,122)	(78,169)	(88,016)
Shares outstanding, end of period	5,934,157	5,583,058	399,574	288,554

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	10,435,226	7,850,147	10,030	5,019
Shares sold	3,500,056	4,491,578	—	4,830
Shares issued on reinvestment of distributions	153,081	53,032	38	181
Shares redeemed	(2,496,819)	(1,959,531)	—	—
Shares outstanding, end of period	11,591,544	10,435,226	10,068	10,030

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Operations
Net investment income	$137,523	$256,035	$141,559,099	$69,902,940
Net realized gain (loss) on investments, commodity and foreign currency related transactions	326,120	83,678	(40,487,773)	(2,097,484)
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	(564,108)	1,850,643	(167,216,833)	65,159,338
Net increase (decrease) in net assets resulting from operations	(100,465)	2,190,356	(66,145,507)	132,964,794
Distributions to Shareholders
Distributable earnings:
Class A	(64,310)	(29,923)	(34,573,456)	(19,144,908)
Class C	—	—	(2,143,422)	(1,150,729)
Class I	(371,654)	(189,360)	(102,075,332)	(50,728,750)
Class R3	—	—	—	(5,040)
Class R4	—	—	—	(74)
Class R5	—	—	—	(77)
Class R6	(41,796)	(22,956)	(35,675)	(171,660)
Return of capital:
Class A	—	—	—	(1,875,965)
Class C	—	—	—	(133,571)
Class I	—	—	—	(4,709,853)
Class R3	—	—	—	(555)
Class R4	—	—	—	(7)
Class R5	—	—	—	(8)
Class R6	—	—	—	(16,143)
Decrease in net assets resulting from distributions	(477,760)	(242,239)	(138,827,885)	(77,937,340)
Fund Share Transactions
Class A
Net proceeds from shares sold	—	26,458	632,883,868	1,098,379,117
Net asset value of shares issued for reinvested dividends and distributions	64,310	29,923	33,789,421	20,753,148
Cost of shares redeemed	(219,867)	(31,302)	(146,950,870)	(90,636,544)
Increase (decrease) in net assets from Fund share transactions	(155,557)	25,079	519,722,419	1,028,495,721
Class C
Net proceeds from shares sold	—	—	46,634,777	76,487,644
Net asset value of shares issued for reinvested dividends and distributions	—	—	2,094,034	1,277,666
Cost of shares redeemed	—	—	(5,224,731)	(4,511,297)
Increase in net assets from Fund share transactions	—	—	43,504,080	73,254,013

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Short Duration High Yield Municipal Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period 1/2/24† - 10/31/24
Operations
Net investment income	$10,784,604	$1,788,891
Net realized gain (loss) on investments, commodity and foreign currency related transactions	(1,133,196)	(4,872)
Change in unrealized appreciation (depreciation) on investments, commodity and foreign currency related translations	(7,249,864)	(12,437)
Net increase (decrease) in net assets resulting from operations	2,401,544	1,771,582
Distributions to Shareholders
Distributable earnings:
Class A	(2,142,170)	(293,307)
Class C	—	—
Class I	(8,233,311)	(1,428,197)
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	(25,252)	(39,335)
Return of capital:
Class A	—	—
Class C	—	—
Class I	—	—
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(10,400,733)	(1,760,839)
Fund Share Transactions
Class A
Net proceeds from shares sold	160,454,367	45,800,341
Net asset value of shares issued for reinvested dividends and distributions	2,091,330	279,927
Cost of shares redeemed	(32,925,271)	(2,490,434)
Increase (decrease) in net assets from Fund share transactions	129,620,426	43,589,834
Class C
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Increase in net assets from Fund share transactions	—	—

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class I
Net proceeds from shares sold	907,479	1,448,354	2,456,433,740	3,187,507,157
Net asset value of shares issued for reinvested dividends and distributions	366,838	186,621	99,868,528	55,031,988
Cost of shares redeemed	(818,995)	(623,889)	(918,690,250)	(308,239,589)
Increase in net assets from Fund share transactions	455,322	1,011,086	1,637,612,018	2,934,299,556
Class R3^
Net proceeds from shares sold	—	—	—	4,090
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	5,368
Cost of shares redeemed	—	—	—	(511,451)
Decrease in net assets from Fund share transactions	—	—	—	(501,993)
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	47
Cost of shares redeemed	—	—	—	(10,902)
Decrease in net assets from Fund share transactions	—	—	—	(10,855)
Class R5^
Net proceeds from shares sold	—	—	—	1
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	50
Cost of shares redeemed	—	—	—	(11,190)
Decrease in net assets from Fund share transactions	—	—	—	(11,139)
Class R6
Net proceeds from shares sold	10,663	21,815	564,069	1,668,663
Net asset value of shares issued for reinvested dividends and distributions	41,796	22,956	35,675	187,704
Cost of shares redeemed	(3,772)	(34,589)	(28,064)	(8,944,231)
Increase (decrease) in net assets from Fund share transactions	48,687	10,182	571,680	(7,087,864)
Increase in net assets from Fund share transactions	348,452	1,046,347	2,201,410,197	4,028,437,439
Net increase (decrease) in net assets	(229,773)	2,994,464	1,996,436,805	4,083,464,893
Net Assets (Note 1)
Beginning of period	14,297,966	11,303,502	4,237,049,109	153,584,216
End of period	$14,068,193	$14,297,966	$6,233,485,914	$4,237,049,109
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	176,193	173,842	128,366,630	8,207,087
Shares sold	—	2,405	73,503,935	128,396,378
Shares issued on reinvestment of distributions	5,757	2,953	3,926,550	2,417,593
Shares redeemed	(20,277)	(3,007)	(17,253,854)	(10,654,428)
Shares outstanding, end of period	161,673	176,193	188,543,261	128,366,630

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Short Duration High Yield Municipal Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period 1/2/24† - 10/31/24
Class I
Net proceeds from shares sold	673,697,467	134,025,223
Net asset value of shares issued for reinvested dividends and distributions	8,223,096	1,421,281
Cost of shares redeemed	(161,473,254)	(19,419,586)
Increase in net assets from Fund share transactions	520,447,309	116,026,918
Class R3^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R5^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R6
Net proceeds from shares sold	—	1,010,000
Net asset value of shares issued for reinvested dividends and distributions	25,246	39,335
Cost of shares redeemed	(10,688)	—
Increase (decrease) in net assets from Fund share transactions	14,558	1,049,335
Increase in net assets from Fund share transactions	650,082,293	160,666,087
Net increase (decrease) in net assets	642,083,104	160,676,830
Net Assets (Note 1)
Beginning of period	160,676,830	—
End of period	$802,759,934	$160,676,830
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	4,232,723	—
Shares sold	15,635,287	4,446,936
Shares issued on reinvestment of distributions	203,347	27,247
Shares redeemed	(3,213,392)	(241,460)
Shares outstanding, end of period	16,857,965	4,232,723

First Eagle Funds | Semiannual Report | April 30, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (unaudited)	For the Year Ended October 31, 2024
Class C
Shares outstanding, beginning of period	—	—	9,205,822	637,855
Shares sold	—	—	5,411,567	8,955,332
Shares issued on reinvestment of distributions	—	—	243,581	149,177
Shares redeemed	—	—	(609,693)	(536,542)
Shares outstanding, end of period	—	—	14,251,277	9,205,822
Class I
Shares outstanding, beginning of period	976,752	880,735	352,664,774	9,828,992
Shares sold	83,751	133,357	286,428,679	372,578,199
Shares issued on reinvestment of distributions	33,108	18,569	11,613,579	6,393,708
Shares redeemed	(78,115)	(55,909)	(108,758,995)	(36,136,125)
Shares outstanding, end of period	1,015,496	976,752	541,948,037	352,664,774
Class R3^
Shares outstanding, beginning of period	—	—	—	61,473
Shares sold	—	—	—	506
Shares issued on reinvestment of distributions	—	—	—	663
Shares redeemed	—	—	—	(62,642)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	—	—	1,336
Shares issued on reinvestment of distributions	—	—	—	6
Shares redeemed	—	—	—	(1,342)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	—	—	1,373
Shares issued on reinvestment of distributions	—	—	—	6
Shares redeemed	—	—	—	(1,379)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	106,908	105,765	140,756	1,005,589
Shares sold	970	2,085	67,559	204,881
Shares issued on reinvestment of distributions	3,776	2,286	4,142	22,755
Shares redeemed	(358)	(3,228)	(3,246)	(1,092,469)
Shares outstanding, end of period	111,296	106,908	209,211	140,756

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  First Eagle High Yield Municipal Fund was known as First Eagle High Income Fund prior to December 27, 2023.

†  Inception date.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

April 30, 2025 (unaudited)

	First Eagle Short Duration High Yield Municipal Fund
	For the Six Months Ended April 30, 2025 (unaudited)	For the Period 1/2/24† - 10/31/24
Class C
Shares outstanding, beginning of period	—	—
Shares sold	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class I
Shares outstanding, beginning of period	11,335,372	—
Shares sold	65,669,364	13,094,425
Shares issued on reinvestment of distributions	800,467	138,918
Shares redeemed	(15,855,667)	(1,897,971)
Shares outstanding, end of period	61,949,536	11,335,372
Class R3^
Shares outstanding, beginning of period	—	—
Shares sold	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R4^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R5^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R6
Shares outstanding, beginning of period	104,854	—
Shares sold	—	100,990
Shares issued on reinvestment of distributions	2,451	3,864
Shares redeemed	(1,031)	—
Shares outstanding, end of period	106,274	104,854

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$73.15	0.47		2.18	2.65	(1.60)	(2.07)	—	(3.67)
October 31, 2024	$59.97	0.89		14.51 (j)	15.40	(0.81)	(1.41)	—	(2.22)
October 31, 2023	$56.57	0.84		4.98	5.82	(0.06)	(2.36)	—	(2.42)
October 31, 2022	$68.42	0.51		(8.32)	(7.81)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48		(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
First Eagle Global Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$69.53	0.18		2.08	2.26	(1.03)	(2.07)	—	(3.10)
October 31, 2024	$57.05	0.36		13.84 (j)	14.20	(0.31)	(1.41)	—	(1.72)
October 31, 2023	$54.26	0.35		4.80	5.15	—	(2.36)	—	(2.36)
October 31, 2022	$65.60	0.04		(7.99)	(7.95)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07		(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
First Eagle Global Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$73.70	0.56		2.20	2.76	(1.77)	(2.07)	—	(3.84)
October 31, 2024	$60.42	1.06		14.60 (j)	15.66	(0.97)	(1.41)	—	(2.38)
October 31, 2023	$56.98	0.99		5.02	6.01	(0.21)	(2.36)	—	(2.57)
October 31, 2022	$68.90	0.67		(8.38)	(7.71)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63		(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$73.76	0.59		2.19	2.78	(1.82)	(2.07)	—	(3.89)
October 31, 2024	$60.46	1.11		14.61 (j)	15.72	(1.01)	(1.41)	—	(2.42)
October 31, 2023	$57.02	1.04		5.01	6.05	(0.25)	(2.36)	—	(2.61)
October 31, 2022	$68.95	0.71		(8.38)	(7.67)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64		(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$72.13	3.77	%(b)	$15,174,660	1.10	%(c)	1.10	%(c)	1.33	%(c)	1.34	%(c)	9.35	%(b)
October 31, 2024	$73.15	26.43	%(k)	$15,127,580	1.10%		1.10%		1.33%		1.33%		9.51%
October 31, 2023	$59.97	10.35%		$12,976,288	1.10%		1.10%		1.36%		1.37%		6.00%
October 31, 2022	$56.57	(11.90)%		$12,562,351	1.11%		1.11%		0.84%		0.84%		10.87%
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%		1.11%		1.03	%(d)	1.03	%(d)	7.29%
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%		1.11%		0.87%		0.87%		10.84%
First Eagle Global Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$68.69	3.37	%(b)	$1,304,670	1.86	%(c)	1.86	%(c)	0.54	%(c)	0.54	%(c)	9.35	%(b)
October 31, 2024	$69.53	25.47	%(k)	$1,444,250	1.86%		1.86%		0.56%		0.57%		9.51%
October 31, 2023	$57.05	9.53%		$1,488,095	1.86%		1.86%		0.59%		0.60%		6.00%
October 31, 2022	$54.26	(12.57)%		$1,738,497	1.87%		1.87%		0.06%		0.06%		10.87%
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%		1.87%		0.24	%(d)	0.24	%(d)	7.29%
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%		1.87%		0.13%		0.13%		10.84%
First Eagle Global Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$72.62	3.90	%(b)	$38,561,060	0.87	%(c)	0.86	%(c)	1.58	%(c)	1.58	%(c)	9.35	%(b)
October 31, 2024	$73.70	26.70	%(k)	$37,097,842	0.86%		0.86%		1.56%		1.56%		9.51%
October 31, 2023	$60.42	10.63%		$29,941,639	0.86%		0.86%		1.60%		1.61%		6.00%
October 31, 2022	$56.98	(11.69)%		$26,919,899	0.86%		0.86%		1.09%		1.09%		10.87%
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%		0.86%		1.29	%(d)	1.29	%(d)	7.29%
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%		0.86%		1.14%		1.14%		10.84%
First Eagle Global Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$72.65	3.93	%(b)	$3,094,386	0.78	%(c)	0.78	%(c)	1.68	%(c)	1.68	%(c)	9.35	%(b)
October 31, 2024	$73.76	26.82	%(k)	$2,666,448	0.79%		0.78%		1.64%		1.64%		9.51%
October 31, 2023	$60.46	10.70%		$2,061,709	0.79%		0.79%		1.68%		1.68%		6.00%
October 31, 2022	$57.02	(11.62)%		$1,700,134	0.79%		0.79%		1.15%		1.15%		10.87%
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%		0.78%		1.38	%(d)	1.38	%(d)	7.29%
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%		0.79%		1.15%		1.15%		10.84%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$27.04	0.23		2.05	2.28	(1.37)	(0.64)	—	(2.01)
October 31, 2024	$22.81	0.41		4.36	4.77	(0.41)	(0.13)	—	(0.54)
October 31, 2023	$21.26	0.37		1.99	2.36	(0.02)	(0.79)	—	(0.81)
October 31, 2022	$26.71	0.30		(4.30)	(4.00)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19		(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$25.55	0.12		1.95	2.07	(1.15)	(0.64)	—	(1.79)
October 31, 2024	$21.55	0.22		4.13	4.35	(0.22)	(0.13)	—	(0.35)
October 31, 2023	$20.26	0.18		1.90	2.08	—	(0.79)	—	(0.79)
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
October 31, 2020	$23.58	0.02		(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$27.79	0.27		2.11	2.38	(1.44)	(0.64)	—	(2.08)
October 31, 2024	$23.43	0.49		4.48	4.97	(0.48)	(0.13)	—	(0.61)
October 31, 2023	$21.83	0.44		2.03	2.47	(0.08)	(0.79)	—	(0.87)
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26		(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$27.80	0.28		2.11	2.39	(1.46)	(0.64)	—	(2.10)
October 31, 2024	$23.44	0.52		4.47	4.99	(0.50)	(0.13)	—	(0.63)
October 31, 2023	$21.84	0.46		2.03	2.49	(0.10)	(0.79)	—	(0.89)
October 31, 2022	$27.40	0.39		(4.40)	(4.01)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45	(e)	3.70	4.15	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28		(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$27.31	9.13	%(b)	$1,473,895	1.16	%(c)	1.16	%(c)	1.79	%(c)	1.80	%(c)	7.17	%(b)
October 31, 2024	$27.04	21.29%		$1,453,841	1.15%		1.15%		1.64%		1.64%		6.73%
October 31, 2023	$22.81	11.11%		$1,360,488	1.15%		1.15%		1.56%		1.56%		3.98%
October 31, 2022	$21.26	(15.62)%		$1,394,388	1.15%		1.15%		1.24%		1.24%		8.99%
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%		1.16%		1.20	%(e)	1.20	%(e)	9.93%
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%		1.15%		0.82%		0.82%		13.20%
First Eagle Overseas Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$25.83	8.75	%(b)	$55,796	1.90	%(c)	1.90	%(c)	1.01	%(c)	1.01	%(c)	7.17	%(b)
October 31, 2024	$25.55	20.42%		$60,222	1.88%		1.88%		0.90%		0.90%		6.73%
October 31, 2023	$21.55	10.26%		$74,231	1.88%		1.88%		0.82%		0.82%		3.98%
October 31, 2022	$20.26	(16.23)%		$92,476	1.89%		1.89%		0.48%		0.48%		8.99%
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%		1.89%		0.41	%(e)	0.41	%(e)	9.93%
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%		1.89%		0.08%		0.08%		13.20%
First Eagle Overseas Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$28.09	9.28	%(b)	$10,253,586	0.89	%(c)	0.89	%(c)	2.09	%(c)	2.09	%(c)	7.17	%(b)
October 31, 2024	$27.79	21.62%		$9,627,067	0.89%		0.88%		1.90%		1.90%		6.73%
October 31, 2023	$23.43	11.36%		$9,122,327	0.88%		0.88%		1.84%		1.84%		3.98%
October 31, 2022	$21.83	(15.40)%		$8,462,922	0.89%		0.89%		1.49%		1.49%		8.99%
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%		0.88%		1.49	%(e)	1.49	%(e)	9.93%
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%		0.87%		1.11%		1.11%		13.20%
First Eagle Overseas Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$28.09	9.34	%(b)	$1,314,688	0.80	%(c)	0.80	%(c)	2.17	%(c)	2.17	%(c)	7.17	%(b)
October 31, 2024	$27.80	21.72%		$1,227,351	0.80%		0.80%		2.02%		2.02%		6.73%
October 31, 2023	$23.44	11.45%		$1,289,925	0.80%		0.80%		1.91%		1.92%		3.98%
October 31, 2022	$21.84	(15.32)%		$1,255,272	0.80%		0.80%		1.58%		1.58%		8.99%
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%		0.79%		1.65	%(e)	1.65	%(e)	9.93%
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%		0.80%		1.19%		1.19%		13.20%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Fund Class A*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$22.57	0.11	(0.20)	(0.09)	(0.34)	(1.04)	—	(1.38)
October 31, 2024	$18.54	0.21	5.07	5.28	(0.24)	(1.01)	—	(1.25)
October 31, 2023	$18.41	0.22	1.37	1.59	(0.10)	(1.36)	—	(1.46)
October 31, 2022	$22.23	0.13	(2.08)	(1.95)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
First Eagle U.S. Fund Class C*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$21.11	0.02	(0.18)	(0.16)	(0.17)	(1.04)	—	(1.21)
October 31, 2024	$17.40	0.05	4.76	4.81	(0.09)	(1.01)	—	(1.10)
October 31, 2023	$17.39	0.08	1.29	1.37	—	(1.36)	—	(1.36)
October 31, 2022	$21.08	(0.02)	(1.97)	(1.99)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
First Eagle U.S. Fund Class I*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$23.17	0.14	(0.20)	(0.06)	(0.40)	(1.04)	—	(1.44)
October 31, 2024	$19.00	0.27	5.20	5.47	(0.29)	(1.01)	—	(1.30)
October 31, 2023	$18.84	0.28	1.39	1.67	(0.15)	(1.36)	—	(1.51)
October 31, 2022	$22.71	0.19	(2.13)	(1.94)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
First Eagle U.S. Fund Class R6*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$23.17	0.14	(0.19)	(0.05)	(0.41)	(1.04)	—	(1.45)
October 31, 2024	$19.00	0.28	5.20	5.48	(0.30)	(1.01)	—	(1.31)
October 31, 2023	$18.84	0.29	1.39	1.68	(0.16)	(1.36)	—	(1.52)
October 31, 2022	$22.71	0.20	(2.13)	(1.93)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Fund Class A*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$21.10	(0.51	)%(b)	$607,190	1.14	%(c)	1.13	%(c)	0.99	%(c)	1.00	%(c)	8.66	%(b)
October 31, 2024	$22.57	30.07%		$638,522	1.15%		1.12%		0.99%		1.01%		8.63%
October 31, 2023	$18.54	8.81%		$536,105	1.16%		1.10%		1.14%		1.19%		6.62%
October 31, 2022	$18.41	(9.12)%		$540,287	1.16%		1.11%		0.60%		0.65%		10.33%
October 31, 2021	$22.23	33.28%		$638,937	1.16%		1.11%		0.40%		0.45%		4.02%
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%		1.13%		0.78%		0.83%		10.30%
First Eagle U.S. Fund Class C*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$19.74	(0.86	)%(b)	$25,535	1.89	%(c)	1.88	%(c)	0.24	%(c)	0.25	%(c)	8.66	%(b)
October 31, 2024	$21.11	29.10%		$29,232	1.91%		1.88%		0.22%		0.25%		8.63%
October 31, 2023	$17.40	8.00%		$29,230	1.91%		1.86%		0.37%		0.43%		6.62%
October 31, 2022	$17.39	(9.82)%		$34,953	1.92%		1.87%		(0.18)%		(0.13)%		10.33%
October 31, 2021	$21.08	32.29%		$53,912	1.95%		1.90%		(0.38)%		(0.33)%		4.02%
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%		1.89%		0.03%		0.08%		10.30%
First Eagle U.S. Fund Class I*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$21.67	(0.38	)%(b)	$698,555	0.89	%(c)	0.88	%(c)	1.25	%(c)	1.26	%(c)	8.66	%(b)
October 31, 2024	$23.17	30.41%		$688,339	0.88%		0.86%		1.25%		1.28%		8.63%
October 31, 2023	$19.00	9.08%		$541,195	0.91%		0.86%		1.38%		1.44%		6.62%
October 31, 2022	$18.84	(8.88)%		$538,424	0.88%		0.83%		0.88%		0.93%		10.33%
October 31, 2021	$22.71	33.72%		$584,344	0.89%		0.84%		0.68%		0.73%		4.02%
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%		0.84%		1.08%		1.13%		10.30%
First Eagle U.S. Fund Class R6*** (formerly named First Eagle U.S. Value Fund)
Six Months Ended April 30, 2025 (unaudited)	$21.67	(0.33	)%(b)	$47,722	0.83	%(c)	0.82	%(c)	1.32	%(c)	1.33	%(c)	8.66	%(b)
October 31, 2024	$23.17	30.50%		$41,682	0.84%		0.81%		1.30%		1.32%		8.63%
October 31, 2023	$19.00	9.14%		$32,405	0.84%		0.79%		1.46%		1.51%		6.62%
October 31, 2022	$18.84	(8.83)%		$25,921	0.83%		0.78%		0.94%		0.99%		10.33%
October 31, 2021	$22.71	33.78%		$25,676	0.84%		0.79%		0.72%		0.77%		4.02%
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%		0.81%		1.03%		1.08%		10.30%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$30.48	0.04	6.15	6.19	(1.33)	—	—	(1.33)
October 31, 2024	$22.30	0.07	8.32	8.39	(0.21)	—	—	(0.21)
October 31, 2023	$19.25	0.19	2.86	3.05	—	—	—	—
October 31, 2022	$22.94	0.05	(3.52)	(3.47)	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$27.45	(0.07)	5.54	5.47	(1.15)	—	—	(1.15)
October 31, 2024	$20.10	(0.11)	7.51	7.40	(0.05)	—	—	(0.05)
October 31, 2023	$17.48	0.01	2.61	2.62	—	—	—	—
October 31, 2022	$20.82	(0.10)	(3.19)	(3.29)	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$31.57	0.08	6.36	6.44	(1.39)	—	—	(1.39)
October 31, 2024	$23.08	0.13	8.63	8.76	(0.27)	—	—	(0.27)
October 31, 2023	$19.88	0.26	2.94	3.20	—	—	—	—
October 31, 2022	$23.68	0.12	(3.64)	(3.52)	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06	(3.13)	(3.07)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)	7.99	7.93	(0.02)	—	—	(0.02)
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$31.67	0.09	6.39	6.48	(1.42)	—	—	(1.42)
October 31, 2024	$23.16	0.16	8.64	8.80	(0.29)	—	—	(0.29)
October 31, 2023	$19.93	0.29	2.94	3.23	—	—	—	—
October 31, 2022	$23.74	0.13	(3.63)	(3.50)	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08	(3.13)	(3.05)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)	7.99	7.96	(0.03)	—	—	(0.03)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$35.34	21.60	%(b)	$906,726	1.14	%(c)	1.14	%(c)	0.26	%(c)	0.26	%(c)	3.49	%(b)
October 31, 2024	$30.48	37.88%		$742,947	1.16%		1.16%		0.27%		0.27%		60.97%
October 31, 2023	$22.30	15.84%		$549,712	1.19%		1.18%		0.81%		0.81%		16.39%
October 31, 2022	$19.25	(15.24)%		$494,372	1.19%		1.19%		0.24%		0.24%		17.78%
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%		1.22%		(0.03)%		(0.03)%		5.13%
October 31, 2020	$26.28	40.84%		$643,945	1.21%		1.21%		(0.52)%		(0.52)%		3.34%
First Eagle Gold Fund Class C***
Six Months Ended April 30, 2025 (unaudited)	$31.77	21.16	%(b)	$149,962	1.89	%(c)	1.88	%(c)	(0.50	)%(c)	(0.49	)%(c)	3.49	%(b)
October 31, 2024	$27.45	36.87%		$130,212	1.91%		1.90%		(0.47)%		(0.47)%		60.97%
October 31, 2023	$20.10	14.99%		$108,058	1.92%		1.92%		0.06%		0.07%		16.39%
October 31, 2022	$17.48	(15.87)%		$104,359	1.93%		1.93%		(0.51)%		(0.51)%		17.78%
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%		1.95%		(0.77)%		(0.77)%		5.13%
October 31, 2020	$23.92	39.80%		$179,978	1.95%		1.95%		(1.25)%		(1.25)%		3.34%
First Eagle Gold Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$36.62	21.71	%(b)	$2,100,543	0.91	%(c)	0.90	%(c)	0.50	%(c)	0.50	%(c)	3.49	%(b)
October 31, 2024	$31.57	38.28%		$1,731,704	0.93%		0.92%		0.50%		0.51%		60.97%
October 31, 2023	$23.08	16.10%		$1,349,359	0.94%		0.94%		1.07%		1.07%		16.39%
October 31, 2022	$19.88	(15.00)%		$1,075,242	0.94%		0.94%		0.50%		0.50%		17.78%
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%		0.96%		0.23%		0.23%		5.13%
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%		0.92%		(0.25)%		(0.25)%		3.34%
First Eagle Gold Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$36.73	21.78	%(b)	$324,370	0.81	%(c)	0.81	%(c)	0.61	%(c)	0.61	%(c)	3.49	%(b)
October 31, 2024	$31.67	38.37%		$226,783	0.83%		0.83%		0.59%		0.59%		60.97%
October 31, 2023	$23.16	16.21%		$147,133	0.85%		0.84%		1.18%		1.19%		16.39%
October 31, 2022	$19.93	(14.91)%		$105,438	0.85%		0.85%		0.59%		0.59%		17.78%
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%		0.85%		0.31%		0.31%		5.13%
October 31, 2020	$27.19	41.42%		$209,208	0.85%		0.85%		(0.14)%		(0.14)%		3.34%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$13.78	0.21		0.73	0.94	(0.20)	(0.19)	—	(0.39)
October 31, 2024	$11.89	0.34		1.89	2.23	(0.33)	(0.01)	—	(0.34)
October 31, 2023	$11.62	0.32		0.43	0.75	(0.29)	(0.19)	—	(0.48)
October 31, 2022	$13.52	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.47	0.27	(f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
October 31, 2020	$12.15	0.22		(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$13.86	0.15		0.75	0.90	(0.15)	(0.19)	—	(0.34)
October 31, 2024	$11.98	0.24		1.88	2.12	(0.23)	(0.01)	—	(0.24)
October 31, 2023	$11.70	0.23		0.44	0.67	(0.20)	(0.19)	—	(0.39)
October 31, 2022	$13.47	0.17		(1.34)	(1.17)	(0.03)	(0.57)	—	(0.60)
October 31, 2021	$11.44	0.16	(f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
October 31, 2020	$12.11	0.13		(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$13.71	0.22		0.74	0.96	(0.22)	(0.19)	—	(0.41)
October 31, 2024	$11.84	0.37		1.86	2.23	(0.35)	(0.01)	—	(0.36)
October 31, 2023	$11.56	0.35		0.43	0.78	(0.31)	(0.19)	—	(0.50)
October 31, 2022	$13.48	0.30		(1.34)	(1.04)	(0.31)	(0.57)	—	(0.88)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
October 31, 2020	$12.12	0.25		(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$13.69	0.23		0.73	0.96	(0.22)	(0.19)	—	(0.41)
October 31, 2024	$11.82	0.38		1.86	2.24	(0.36)	(0.01)	—	(0.37)
October 31, 2023	$11.55	0.36		0.42	0.78	(0.32)	(0.19)	—	(0.51)
October 31, 2022	$13.47	0.31		(1.33)	(1.02)	(0.33)	(0.57)	—	(0.90)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
October 31, 2020	$12.11	0.24		(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$14.33	6.97	%(b)	$730,130	1.16	%(c)	1.16	%(c)	3.11	%(c)	3.12	%(c)	7.34	%(b)
October 31, 2024	$13.78	18.89%		$679,029	1.17%		1.17%		2.62%		2.62%		14.66%
October 31, 2023	$11.89	6.35%		$622,236	1.18%		1.18%		2.60%		2.60%		20.41%
October 31, 2022	$11.62	(8.23)%		$541,002	1.16%		1.16%		2.17%		2.18%		13.76%
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%		1.17%		2.04	%(f)	2.04	%(f)	22.80%
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%		1.19%		1.87%		1.87%		28.98%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$14.42	6.60	%(b)	$68,825	1.94	%(c)	1.94	%(c)	2.24	%(c)	2.24	%(c)	7.34	%(b)
October 31, 2024	$13.86	17.79%		$73,815	1.94%		1.94%		1.82%		1.82%		14.66%
October 31, 2023	$11.98	5.65%		$82,141	1.94%		1.94%		1.79%		1.79%		20.41%
October 31, 2022	$11.70	(8.95)%		$98,977	1.94%		1.94%		1.38%		1.38%		13.76%
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%		1.94%		1.25	%(f)	1.25	%(f)	22.80%
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%		1.95%		1.11%		1.11%		28.98%
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$14.26	7.12	%(b)	$987,179	0.96	%(c)	0.95	%(c)	3.32	%(c)	3.33	%(c)	7.34	%(b)
October 31, 2024	$13.71	19.06%		$929,623	0.96%		0.96%		2.85%		2.85%		14.66%
October 31, 2023	$11.84	6.69%		$874,530	0.97%		0.97%		2.83%		2.84%		20.41%
October 31, 2022	$11.56	(7.98)%		$751,297	0.93%		0.93%		2.43%		2.43%		13.76%
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%		0.93%		2.26	%(f)	2.26	%(f)	22.80%
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%		0.94%		2.11%		2.11%		28.98%
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$14.24	7.17	%(b)	$84,509	0.88	%(c)	0.87	%(c)	3.43	%(c)	3.43	%(c)	7.34	%(b)
October 31, 2024	$13.69	19.18%		$76,431	0.89%		0.89%		2.92%		2.93%		14.66%
October 31, 2023	$11.82	6.68%		$62,556	0.89%		0.89%		2.92%		2.93%		20.41%
October 31, 2022	$11.55	(7.85)%		$45,873	0.87%		0.87%		2.49%		2.49%		13.76%
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%		0.87%		2.35	%(f)	2.35	%(f)	22.80%
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%		0.90%		2.01%		2.01%		28.98%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†		Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Rising Dividend Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$27.39	0.22	(1.23	)(l)	(1.01)	(0.12)	(0.98)	—	(1.10)
October 31, 2024	$22.39	0.37	6.59	(n)	6.96	(0.29)	(1.67)	—	(1.96)
October 31, 2023	$20.30	0.35	2.50	(p)	2.85	(0.26)	(0.50)	—	(0.76)
October 31, 2022	$29.80	0.16	(6.00)		(5.84)	(0.12)	(3.54)	—	(3.66)
October 31, 2021	$25.84	0.09	8.37		8.46	(0.06)	(4.44)	—	(4.50)
October 31, 2020	$26.45	0.01	(0.38)		(0.37)	(0.01)	(0.23)	—	(0.24)
First Eagle Rising Dividend Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$15.72	0.07	(0.68	)(l)	(0.61)	(0.07)	(0.98)	—	(1.05)
October 31, 2024	$13.63	0.10	3.85	(n)	3.95	(0.19)	(1.67)	—	(1.86)
October 31, 2023	$12.63	0.10	1.56	(p)	1.66	(0.16)	(0.50)	—	(0.66)
October 31, 2022	$20.00	(0.03)	(3.76)		(3.79)	(0.04)	(3.54)	—	(3.58)
October 31, 2021	$18.74	(0.07)	5.77		5.70	—	(4.44)	—	(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)		(0.40)	—	(0.23)	—	(0.23)
First Eagle Rising Dividend Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$29.03	0.27	(1.32	)(l)	(1.05)	(0.15)	(0.98)	—	(1.13)
October 31, 2024	$23.62	0.45	6.98	(n)	7.43	(0.35)	(1.67)	—	(2.02)
October 31, 2023	$21.38	0.43	2.62	(p)	3.05	(0.31)	(0.50)	—	(0.81)
October 31, 2022	$31.17	0.21	(6.29)		(6.08)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.91	0.17	8.72		8.89	(0.19)	(4.44)	—	(4.63)
October 31, 2020	$27.54	0.09	(0.37)		(0.28)	(0.12)	(0.23)	—	(0.35)
First Eagle Rising Dividend Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$29.02	0.28	(1.32	)(l)	(1.04)	(0.15)	(0.98)	—	(1.13)
October 31, 2024	$23.62	0.46	6.96	(n)	7.42	(0.35)	(1.67)	—	(2.02)
October 31, 2023	$21.37	0.43	2.63	(p)	3.06	(0.31)	(0.50)	—	(0.81)
October 31, 2022	$31.17	0.21	(6.30)		(6.09)	(0.17)	(3.54)	—	(3.71)
October 31, 2021	$26.92	0.17	8.74		8.91	(0.22)	(4.44)	—	(4.66)
October 31, 2020	$27.57	0.07	(0.37)		(0.30)	(0.12)	(0.23)	—	(0.35)
First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$25.28	(3.93	)%(b)(m)	$256,402	1.06	%(c)	0.90	%(c)	1.54	%(c)	1.70	%(c)	10.20	%(b)
October 31, 2024	$27.39	32.95	%(o)	$285,395	1.07%		0.90%		1.30%		1.47%		15.44%
October 31, 2023	$22.39	14.17	%(q)	$243,724	1.10%		0.90%		1.36%		1.56%		30.98%
October 31, 2022	$20.30	(21.94)%		$246,151	1.05%		0.90%		0.54%		0.69%		10.87%
October 31, 2021	$29.80	36.58%		$235,888	1.04%		0.90%		0.20%		0.34%		40.70%
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%		1.28%		(0.04)%		0.02%		97.86%
First Eagle Rising Dividend Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$14.06	(4.28	)%(b)(m)	$4,854	1.77	%(c)	1.65	%(c)	0.82	%(c)	0.94	%(c)	10.20	%(b)
October 31, 2024	$15.72	31.86	%(o)	$5,485	1.82%		1.65%		0.55%		0.72%		15.44%
October 31, 2023	$13.63	13.31	%(q)	$8,098	1.82%		1.65%		0.57%		0.74%		30.98%
October 31, 2022	$12.63	(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
First Eagle Rising Dividend Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$26.85	(3.83	)%(b)(m)	$118,592	0.78	%(c)	0.65	%(c)	1.81	%(c)	1.94	%(c)	10.20	%(b)
October 31, 2024	$29.03	33.28	%(o)	$133,670	0.78%		0.65%		1.59%		1.71%		15.44%
October 31, 2023	$23.62	14.43	%(q)	$95,458	0.77%		0.65%		1.68%		1.81%		30.98%
October 31, 2022	$21.38	(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
First Eagle Rising Dividend Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$26.85	(3.80	)%(b)(m)	$10,728	0.72	%(c)	0.65	%(c)	1.92	%(c)	1.99	%(c)	10.20	%(b)
October 31, 2024	$29.02	33.24	%(o)	$8,375	0.73%		0.65%		1.65%		1.72%		15.44%
October 31, 2023	$23.62	14.48	%(q)	$6,427	0.74%		0.65%		1.73%		1.82%		30.98%
October 31, 2022	$21.37	(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$10.33	0.02	(1.30)	(1.28)	(0.14)	—	—		(0.14)
October 31, 2024	$8.19	0.02	2.16	2.18	(0.04)	—	—		(0.04)
October 31, 2023	$8.47	0.01	(0.29)	(0.28)	—	—	—		—
October 31, 2022	$9.76	(0.02)	(1.27)	(1.29)	—	—	—		—
For The Period 7/1/21^- 10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$10.38	0.03	(1.31)	(1.28)	(0.16)	—	—		(0.16)
October 31, 2024	$8.23	0.04	2.17	2.21	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 4/27/21^- 10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$10.39	0.03	(1.31)	(1.28)	(0.16)	—	—		(0.16)
October 31, 2024	$8.23	0.04	2.18	2.22	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 7/1/21^- 10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—
First Eagle U.S. Smid Cap Opportunity Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$11.46	0.03	(1.40)	(1.37)	(0.02)	—	—		(0.02)
October 31, 2024	$8.70	0.00 **	2.95	2.95	(0.19)	—	—		(0.19)
October 31, 2023	$8.97	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
For The Period 8/15/22^- 10/31/22	$10.00	0.01	(1.04)	(1.03)	—	—	—		—

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Small Cap Opportunity Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$8.91	(12.68	)%(b)	$88,945	1.25	%(c)	1.25	%(c)	0.34	%(c)	0.34	%(c)	25.22	%(b)
October 31, 2024	$10.33	26.69%		$102,705	1.27%		1.25%		0.13%		0.16%		45.67%
October 31, 2023	$8.19	(3.31)%		$61,379	1.32%		1.25%		(0.01)%		0.06%		41.12%
October 31, 2022	$8.47	(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/1/21^- 10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$8.94	(12.63	)%(b)	$1,276,253	1.05	%(c)	1.00	%(c)	0.56	%(c)	0.60	%(c)	25.22	%(b)
October 31, 2024	$10.38	26.95%		$1,657,408	1.06%		1.00%		0.35%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$1,183,672	1.09%		1.00%		0.22%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^- 10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$8.95	(12.61	)%(b)	$103,729	0.94	%(c)	0.94	%(c)	0.64	%(c)	0.65	%(c)	25.22	%(b)
October 31, 2024	$10.39	27.07%		$108,407	1.00%		1.00%		0.40%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$64,646	1.02%		1.00%		0.29%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/1/21^- 10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$10.07	(11.98	)%(b)	$1,767	1.89	%(c)	1.20	%(c)	(0.18	)%(c)	0.50	%(c)	17.64	%(b)
October 31, 2024	$11.46	34.32%		$1,298	2.27%		1.20%		(1.06)%		—	%(r)	26.23%
October 31, 2023	$8.70	(2.90)%		$78	7.08%		1.20%		(5.56)%		0.31%		30.48%
For The Period 8/15/22^- 10/31/22	$8.97	(10.30	)%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81	)%(c)	0.35	%(c)	4.00	%(b)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Smid Cap Opportunity Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$11.69	0.04	(1.41)	(1.37)	(0.07)	—	—	(0.07)
October 31, 2024	$8.72	0.03	2.98	3.01	(0.04)	—	—	(0.04)
October 31, 2023	$8.98	0.04	(0.27)	(0.23)	(0.03)	—	—	(0.03)
For The Period 8/15/22^- 10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$11.32	0.04	(1.37)	(1.33)	(0.05)	—	—	(0.05)
October 31, 2024	$8.71	0.03	2.91	2.94	(0.33)	—	—	(0.33)
October 31, 2023	$8.98	0.06	(0.29)	(0.23)	(0.04)	—	—	(0.04)
For The Period 8/15/22^- 10/31/22	$10.00	0.01	(1.03)	(1.02)	—	—	—	—
First Eagle Global Real Assets Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$11.41	0.09	(0.15)	(0.06)	(0.37)	—	—	(0.37)
October 31, 2024	$9.78	0.19	1.61	1.80	(0.17)	—	—	(0.17)
October 31, 2023	$9.57	0.19	0.12	0.31	(0.10)	—	—	(0.10)
For The Period 11/30/21^- 10/31/22	$10.00	0.13	(0.56)	(0.43)	—	—	—	—
First Eagle Global Real Assets Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$11.34	0.11	(0.16)	(0.05)	(0.38)	—	—	(0.38)
October 31, 2024	$9.73	0.22	1.61	1.83	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.20	0.14	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^- 10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$10.25	(11.85	)%(b)	$48,324	1.62	%(c)	0.95	%(c)	0.05	%(c)	0.72	%(c)	17.64	%(b)
October 31, 2024	$11.69	34.58%		$48,532	1.86%		0.95%		(0.59)%		0.32%		26.23%
October 31, 2023	$8.72	(2.60)%		$27,633	2.96%		0.95%		(1.56)%		0.44%		30.48%
For The Period 8/15/22^- 10/31/22	$8.98	(10.20	)%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46	)%(c)	0.56	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$9.94	(11.86	)%(b)	$100	1.59	%(c)	0.95	%(c)	0.09	%(c)	0.73	%(c)	17.64	%(b)
October 31, 2024	$11.32	34.65%		$114	1.88%		0.95%		(0.61)%		0.32%		26.23%
October 31, 2023	$8.71	(2.64)%		$44	8.96%		0.95%		(7.42)%		0.60%		30.48%
For The Period 8/15/22^- 10/31/22	$8.98	(10.20	)%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59	)%(c)	0.60	%(c)	4.00	%(b)
First Eagle Global Real Assets Fund Class A***
Six Months Ended April 30, 2025 (unaudited)	$10.98	(0.62	)%(b)	$1,776	4.80	%(c)	1.10	%(c)	(1.99	)%(c)	1.71	%(c)	26.15	%(b)
October 31, 2024	$11.41	18.66%		$2,011	5.11%		1.10%		(2.28)%		1.74%		40.98%
October 31, 2023	$9.78	3.17%		$1,700	5.91%		1.09%		(3.00)%		1.82%		39.01%
For The Period 11/30/21^- 10/31/22	$9.57	(4.30	)%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78	)%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
Six Months Ended April 30, 2025 (unaudited)	$10.91	(0.51	)%(b)	$11,080	4.55	%(c)	0.85	%(c)	(1.71	)%(c)	1.99	%(c)	26.15	%(b)
October 31, 2024	$11.34	19.04%		$11,075	4.86%		0.85%		(2.01)%		2.00%		40.98%
October 31, 2023	$9.73	3.43%		$8,574	5.46%		0.85%		(2.59)%		2.01%		39.01%
For The Period 11/30/21^- 10/31/22	$9.59	(4.10	)%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34	)%(c)	1.65	%(c)	12.37	%(b)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Real Assets Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$11.33	0.11	(0.16)	(0.05)	(0.39)	—	—	(0.39)
October 31, 2024	$9.73	0.21	1.61	1.82	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.21	0.13	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^- 10/31/22	$10.00	0.15	(0.56)	(0.41)	—	—	—	—
First Eagle High Yield Municipal Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$8.64	0.22	(0.28)	(0.06)	(0.21)	—	—	(0.21)
October 31, 2024	$7.78	0.40	0.91	1.31	(0.41)	—	(0.04)	(0.45)
October 31, 2023	$7.77	0.41	0.01	0.42	(0.41)	—	—	(0.41)
October 31, 2022	$8.98	0.36	(1.21)	(0.85)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33	0.27	0.60	(0.33)	—	—	(0.33)
October 31, 2020	$8.71	0.37	(0.01)	0.36	(0.36)	—	—	(0.36)
First Eagle High Yield Municipal Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$8.64	0.19	(0.28)	(0.09)	(0.18)	—	—	(0.18)
October 31, 2024	$7.77	0.34	0.92	1.26	(0.35)	—	(0.04)	(0.39)
October 31, 2023	$7.77	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2022	$8.97	0.30	(1.19)	(0.89)	(0.31)	—	—	(0.31)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)
First Eagle High Yield Municipal Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$8.64	0.23	(0.27)	(0.04)	(0.23)	—	—	(0.23)
October 31, 2024	$7.78	0.42	0.92	1.34	(0.44)	—	(0.04)	(0.48)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.21)	(0.82)	(0.38)	—	—	(0.38)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Real Assets Fund Class R6***
Six Months Ended April 30, 2025 (unaudited)	$10.89	(0.50	)%(b)	$1,213	4.54	%(c)	0.85	%(c)	(1.71	)%(c)	1.98	%(c)	26.15	%(b)
October 31, 2024	$11.33	18.96%		$1,212	4.90%		0.85%		(2.07)%		1.99%		40.98%
October 31, 2023	$9.73	3.45%		$1,029	5.51%		0.85%		(2.63)%		2.03%		39.01%
For The Period 11/30/21^- 10/31/22	$9.59	(4.10	)%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38	)%(c)	1.63	%(c)	12.37	%(b)
First Eagle High Yield Municipal Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$8.37	(0.69	)%(b)	$1,578,520	1.16	%(c)	1.16	%(c)(s)	5.15	%(c)	5.15	%(c)	49.03	%(b)
October 31, 2024	$8.64	17.15%		$1,109,654	0.89%		0.80	%(t)	4.60%		4.70%		136.03%
October 31, 2023	$7.78	5.37%		$63,824	1.14%		0.98%		4.98%		5.15%		24.60%
October 31, 2022	$7.77	(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
First Eagle High Yield Municipal Fund Class C
Six Months Ended April 30, 2025 (unaudited)	$8.37	(1.08	)%(b)	$119,242	1.91	%(c)	1.91	%(c)(s)	4.40	%(c)	4.40	%(c)	49.03	%(b)
October 31, 2024	$8.64	16.44%		$79,515	1.65%		1.55	%(t)	3.87%		3.98%		136.03%
October 31, 2023	$7.77	4.45%		$4,957	1.89%		1.74%		4.24%		4.39%		24.60%
October 31, 2022	$7.77	(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%
First Eagle High Yield Municipal Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$8.37	(0.56	)%(b)	$4,533,975	0.93	%(c)	0.93	%(c)(s)	5.37	%(c)	5.37	%(c)	49.03	%(b)
October 31, 2024	$8.64	17.55%		$3,046,662	0.66%		0.57	%(t)	4.81%		4.89%		136.03%
October 31, 2023	$7.78	5.49%		$76,482	0.89%		0.73%		5.23%		5.39%		24.60%
October 31, 2022	$7.78	(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Yield Municipal Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$8.66	0.23	(0.28)	(0.05)	(0.25)	—	—	(0.25)
October 31, 2024	$7.78	0.46	0.91	1.37	(0.45)	—	(0.04)	(0.49)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.19)	(0.80)	(0.40)	—	—	(0.40)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—	(0.38)
First Eagle Short Duration High Yield Municipal Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$10.26	0.23	(0.09)	0.14	(0.22)	—	—	(0.22)
For The Period 1/2/24^- 10/31/24	$10.00	0.38	0.24	0.62	(0.36)	—	—	(0.36)
First Eagle Short Duration High Yield Municipal Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$10.25	0.24	(0.08)	0.16	(0.24)	—	—	(0.24)
For The Period 1/2/24^- 10/31/24	$10.00	0.40	0.25	0.65	(0.40)	—	—	(0.40)
First Eagle Short Duration High Yield Municipal Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$10.26	0.24	(0.08)	0.16	(0.24)	—	—	(0.24)
For The Period 1/2/24^- 10/31/24	$10.00	0.40	0.24	0.64	(0.38)	—	—	(0.38)

First Eagle Funds | Semiannual Report | April 30, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$8.36	(0.62	)%(b)	$1,749	0.89	%(c)	0.89	%(c)(s)	5.43	%(c)	5.43	%(c)	49.03	%(b)
October 31, 2024	$8.66	17.89%		$1,218	0.86%		0.26	%(t)	4.95%		5.56%		136.03%
October 31, 2023	$7.78	5.48%		$7,823	0.81%		0.70%		5.32%		5.44%		24.60%
October 31, 2022	$7.78	(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
First Eagle Short Duration High Yield Municipal Fund Class A
Six Months Ended April 30, 2025 (unaudited)	$10.18	1.40	%(b)	$171,657	0.91	%(c)	0.85	%(c)	4.45	%(c)	4.51	%(c)	97.61	%(b)
For The Period 1/2/24^- 10/31/24	$10.26	6.30	%(b)	$43,433	1.45	%(c)	0.43	%(c)	3.48	%(c)	4.51	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class I
Six Months Ended April 30, 2025 (unaudited)	$10.17	1.53	%(b)	$630,021	0.66	%(c)	0.60	%(c)	4.73	%(c)	4.79	%(c)	97.61	%(b)
For The Period 1/2/24^- 10/31/24	$10.25	6.56	%(b)	$116,168	1.56	%(c)	0.22	%(c)	3.43	%(c)	4.77	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class R6
Six Months Ended April 30, 2025 (unaudited)	$10.18	1.54	%(b)	$1,082	0.62	%(c)	0.60	%(c)	4.71	%(c)	4.73	%(c)	97.61	%(b)
For The Period 1/2/24^- 10/31/24	$10.26	6.54	%(b)	$1,076	2.45	%(c)	0.32	%(c)	2.59	%(c)	4.72	%(c)	202.33	%(b)

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Funds' shares in relation to fluctuating market value of the investments in the Funds.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and include the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, which have a sales charge of 2.50% and the maximum contingent deferred sales charge (CDSC) of 1.00% for Class C shares. Prior to March 1, 2024, the sales charge for Class A was 4.50% for First Eagle High Yield Municipal Fund, which was also not taken into account. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all funds, except First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund. With respect to the First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not Annualized.

(c)  Annualized.

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62 and 0.67 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93% and 1.02% for Class A, Class C, Class I and Class R6 shares, respectively.

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29 and 0.35 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income ratios would have been 0.82%, 0.03%, 1.12% and 1.28% for Class A, Class C, Class I and Class R6 shares, respectively.

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28 and 0.29 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 1.85%, 1.06%, 2.08% and 2.16% for Class A, Class C, Class I and Class R6 shares, respectively.

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38% and 26.48% for Class A, Class C, Class I and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24% and 17.35% for Class A, Class C, Class I and Class R6 shares, respectively.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Financial Highlights

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44% and 21.54% for Class A, Class C, Class I and Class R6 shares, respectively.

(j)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Global Fund would have been 14.50, 13.82, 14.59 and 14.59 for Class A, Class C, Class I and Class R6 shares, respectively.

(k)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.41%, 25.43%, 26.69% and 26.78% for Class A, Class C, Class I and Class R6 shares, respectively.

(l)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been (1.37), (0.75), (1.46) and (1.46) for Class A, Class C, Class I and Class R6 shares, respectively.

(m)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been (4.46)%, (4.76)%, (4.34)% and (4.30)% for Class A, Class C, Class I and Class R6 shares, respectively.

(n)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 6.56, 3.84, 6.95 and 6.94 for Class A, Class C, Class I and Class R6 shares, respectively.

(o)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 32.81%, 31.78%, 33.14% and 33.15% for Class A, Class C, Class I and Class R6 shares, respectively.

(p)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 2.13, 1.23, 2.24 and 2.27 for Class A, Class C, Class I and Class R6 shares, respectively.

(q)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 12.28%, 10.57%, 12.58% and 12.73% for Class A, Class C, Class I and Class R6 shares, respectively.

(r)  Amount represents less than 0.005%.

(s)  Interest expense and fees relate to the costs of tender option bond transactions (See Note 1(g)) representing 0.33% for the period ended April 30, 2025. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.82%, 1.58%, 0.60% and 0.56% for Class A, Class C, Class I, and Class R6, respectively.

(t)  Interest expense and fees relate to the costs of tender option bond transactions (See Note 1(g)) representing 0.02% for the year ended October 31, 2024. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.78%, 1.53%, 0.56% and 0.24% for Class A, Class C, Class I, and Class R6, respectively.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of April 30, 2025, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund), First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long- term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On March 1, 2025, Class C Shares were newly registered for the First Eagle Small Cap Opportunity Fund and First Eagle Short Duration High Yield Municipal Fund. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

On March 3, 2025, First Eagle Holdings announced a definitive agreement under which funds managed by Genstar Capital will make a majority investment in First Eagle Holdings. First Eagle Holdings is the parent company to the Adviser. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries. The transaction will involve the buyout of all interests in First Eagle Holdings currently held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors. The transaction is expected to be completed in the second half of 2025, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals.

As required under the Investment Company Act of 1940 (the "1940 Act"), closing of the transaction will be deemed an "assignment" of the current investment management agreement between the First Eagle Funds and First Eagle Investment Management, LLC with respect to each Fund, which will result in automatic termination of the agreements. On April 3, 2025, the Board of Trustees of the First Eagle Funds (the "Board") considered new substantially identical investment management agreements with First Eagle Investment Management, LLC with respect to each Fund, which it approved and will be presented to the shareholders of the Funds for approval, and, if so approved by shareholders, will take effect upon closing of the transaction or such later time as shareholder approval is obtained. The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds' investment objectives or policies.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Fund (the "U.S. Fund"), First Eagle Gold Fund (the "Gold Fund"), First Eagle Global Income Builder Fund (the "Global Income Builder Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd.), First Eagle U.S. Cayman Fund, Ltd., (formerly named First Eagle U.S. Value Cayman Fund, Ltd.), First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle Global Cayman Fund, Ltd. has $5,407,962,920 in net assets, representing 9.30% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle Overseas Cayman Fund, Ltd. has $562,729,989 in net assets, representing 4.30% of the Overseas Fund's net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle U.S. Cayman Fund, Ltd. has $178,872,116 in net assets, representing 12.97% of the U.S. Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle Gold Cayman Fund, Ltd. has $526,455,927 in net assets, representing 15.12% of the Gold Fund's net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Income Builder Fund and the First Eagle Global Income Builder Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle Global Income Builder Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Income Builder Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2025, the First Eagle Global Real Assets Cayman Fund, Ltd. has $519,798 in net assets, representing 3.69% of the Global Real Assets Fund's net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source. The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board").

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds' Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2025. A reconciliation of Level 3 investments is presented when the fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund's net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$28,678,883,920	$19,814,436,994 (a)	$—	$48,493,320,914
Corporate Bonds	—	—	5,275,655	5,275,655
Commodities*	—	6,411,069,452	—	6,411,069,452
Short-Term Investments	63,735,501	3,066,244,371	—	3,129,979,872
Forward Foreign Currency Exchange Contracts**	—	28,092,031	—	28,092,031
Total	$28,742,619,421	$29,319,842,848	$5,275,655	$58,067,737,924
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(139,158,396)	$—	$(139,158,396)
Total	$—	$(139,158,396)	$—	$(139,158,396)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,648,997,905	$8,941,916,638 (a)	$22,379,549	$11,613,294,092
Commodities*	—	1,161,576,709	—	1,161,576,709
Short-Term Investments	15,804,241	268,571,302	—	284,375,543
Forward Foreign Currency Exchange Contracts**	—	12,491,493	—	12,491,493
Total	$2,664,802,146	$10,384,556,142	$22,379,549	$13,071,737,837
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(64,461,533)	$—	$(64,461,533)
Total	$—	$(64,461,533)	$—	$(64,461,533)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle U.S. Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$1,031,289,500	$—	$—	$1,031,289,500
Convertible Preferred Stocks	4,972,840	—	—	4,972,840
Corporate Bonds	—	13,082,596	5,982,750	19,065,346
Commodities*	—	178,870,454	—	178,870,454
Master Limited Partnerships	23,666,000	—	—	23,666,000
Short-Term Investments	3,716,012	117,154,886	—	120,870,898
Total	$1,063,644,352	$309,107,936	$5,982,750	$1,378,735,038

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$2,489,657,391	$309,028,021	(a)	$—	$2,798,685,412
Commodities*	—	526,335,705		—	526,335,705
Rights	2,525,095	—		—	2,525,095
Short-Term Investments	20,805,055	123,045,098		—	143,850,153
Total	$2,512,987,541	$958,408,824		$—	$3,471,396,365

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$573,340,333	$610,874,062	(a)	$—	$1,184,214,395
Convertible Preferred Stocks	25,206,086	—		—	25,206,086
Corporate Bonds	—	189,050,939		11,312,396	200,363,335
Asset-Backed Securities	—	2,688,811		—	2,688,811
Commodities*	—	157,036,411		—	157,036,411
Foreign Government Securities	—	17,460,934		—	17,460,934
Loan Assignments	—	2,509,063		—	2,509,063
Master Limited Partnerships	18,304,361	—		—	18,304,361
Preferred Stocks	33,020,492	—		—	33,020,492
U.S. Treasury Obligations	—	169,515,341		—	169,515,341
Short-Term Investments	7,943,950	47,264,892		—	55,208,842
Forward Foreign Currency Exchange Contracts**	—	640,233		—	640,233
Total	$657,815,222	$1,197,040,686		$11,312,396	$1,866,168,304
First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Description†	Level 1	Level 2	Level 3‡	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(3,060,323)	$—	$(3,060,323)
Options Written	(1,505,365)	—	—	(1,505,365)
Total	$(1,505,365)	$(3,060,323)	$—	$(4,565,688)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$310,128,862	$62,718,477	(a)	$—	$372,847,339
Master Limited Partnerships	13,057,509	—		—	13,057,509
Short-Term Investments	648,681	3,845,503		—	4,494,184
Total	$323,835,052	$66,563,980		$—	$390,399,032

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,381,662,833	$—	$—		$1,381,662,833
Rights	—	—	—	^	—
Short-Term Investments	86,109,241	—	—		86,109,241
Total	$1,467,772,074	$—	$—		$1,467,772,074

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$45,848,340	$—	$—	$45,848,340
Short-Term Investments	4,163,482	—	—	4,163,482
Total	$50,011,822	$—	$—	$50,011,822

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$8,728,916	$4,244,913	(a)	$—	^	$12,973,829
Commodities*	—	329,691		—		329,691
Exchange-Traded Funds	189,991	—		—		189,991
Master Limited Partnerships	620,869	—		—		620,869
Short-Term Investments	80,186	—		—		80,186
Total	$9,619,962	$4,574,604		$—		$14,194,566

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

^  Fair value represents zero.

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Municipal Bonds	$—	$6,767,351,730	$—	$6,767,351,730
Short-Term Investments	876,078	—	—	876,078
Total	$876,078	$6,767,351,730	$—	$6,768,227,808

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$802,215,041	$—	$802,215,041
Short-Term Investments	64,910	—	—	64,910
Total	$64,910	$802,215,041	$—	$802,279,951

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

six months ended April 30, 2025, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$617,918,779	$292,642,615	$14,311,740
Average Settlement Value — Sold	2,354,469,399	1,119,942,612	53,115,066

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2025, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$28,092,031	$139,158,396	$107,869,157	$(162,729,906)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$12,491,493	$64,461,533	$54,405,251	$(78,594,631)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$640,233	$3,060,323	$2,423,068	$(3,436,389)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2025:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$8,566,845	$(8,566,845)	$—	$—
JPMorgan Chase Bank	8,864,689	(8,864,689)	—	—
UBS AG	10,660,497	(10,660,497)	—	—
	$28,092,031	$(28,092,031)	$—	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$13,590,314	$—	$(13,590,314)	$—
Goldman Sachs	42,914,654	(8,566,845)	(34,347,809)	—
JPMorgan Chase Bank	45,829,414	(8,864,689)	(36,964,725)	—
UBS AG	36,824,014	(10,660,497)	(26,163,517)	—
	$139,158,396	$(28,092,031)	$(111,066,365)	$—

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$3,959,979	$(3,959,979)	$—	$—
JPMorgan Chase Bank	3,782,171	(3,782,171)	—	—
UBS AG	4,749,343	(4,749,343)	—	—
	$12,491,493	$(12,491,493)	$—	$—

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$6,762,363	$—	$(6,762,363)	$—
Goldman Sachs	20,250,502	(3,959,979)	(16,290,523)	—
JPMorgan Chase Bank	20,594,285	(3,782,171)	(16,812,114)	—
UBS AG	16,854,383	(4,749,343)	(12,105,040)	—
	$64,461,533	$(12,491,493)	$(51,970,040)	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$195,595	$(195,595)	$—	$—
JPMorgan Chase Bank	238,480	(238,480)	—	—
UBS AG	206,158	(206,158)	—	—
	$640,233	$(640,233)	$—	$—
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$279,508	$—	$(279,508)	$—
Goldman Sachs	931,899	(195,595)	(719,062)	17,242
JPMorgan Chase Bank	1,103,876	(238,480)	(865,396)	—
UBS AG	745,040	(206,158)	(538,882)	—
	$3,060,323	$(640,233)	$(2,402,848)	$17,242

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Tender Option Bonds — Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund or First Eagle Short Duration High Yield Municipal Fund (the "Municipal Funds"). Such instruments are created by a special purpose

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

trust (a "TOB Trust") that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests ("Floaters"), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short- term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short-term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds' investments in Inverse Floaters could negatively impact the Municipal Funds' performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund's Portfolio of Investments as "(g) All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash." with the Fund recognizing as liabilities, labeled "Payable for Floating Rate Note Obligation" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense" on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of "Accrued interest and dividends receivable" and "Interest expense and fees payable" on the Statement of Assets and Liabilities, respectively.

As of April 30, 2025, the aggregate value of Floaters issued by the Fund's TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle High Yield Municipal Fund	$561,160,000

For six months ended April 30, 2025, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$529,862,762	3.52%

h)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of April 30, 2025, portfolio securities valued at $86,559,223 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the six months ended April 30, 2025, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	8,979

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

At April 30, 2025, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$1,505,365	$1,245,374	$2,466,784

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

i)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

j)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

k)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

l)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

m)  New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update ("ASU") 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

n)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle Global Income Builder Fund, the First Eagle High Yield Municipal Fund, and the First Eagle Short Duration High Yield Municipal Fund which declare income daily and pay monthly, and First Eagle Rising Dividend Fund which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

o)  Class Accounting — Investment income, common expenses and realized/ unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

p)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

q)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

r)  Segment Reporting — The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the funds' financial position or the results of their operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Funds have determined that they have a single operating segment which derives its revenues from investments made in accordance with the Funds' defined investment objective. The Funds' CODM is represented by the Adviser, through various committees. The Funds' net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Funds' consolidated financial statements.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Fund	0.75
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle Rising Dividend Fund	0.50	(1)
First Eagle Small Cap Opportunity Fund	0.85	(2)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(3)
First Eagle Global Real Assets Fund	0.65	(4)
First Eagle High Yield Municipal Fund	0.45	(5)
First Eagle Short Duration High Yield Municipal Fund	0.45	(6)

(1)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Rising Dividend Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. First Eagle Rising Dividend Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $262,556 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2025, the Fund has $47,900 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027	2028*
Class A	$1,344,418	$305,896	$445,261	$406,283	$186,978
Class C	70,578	41,567	16,714	9,653	2,644
Class I	362,769	75,472	93,128	123,754	70,415
Class R6	11,038	524	3,990	4,005	2,519
Total	$1,788,803	$423,459	$559,093	$543,695	$262,556

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $335,140 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2025, the Fund has $84,606 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities. During the period ended April 30, 2025, the Fund recouped $5,238.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027	2028*
Class A	$86,171	$31,720	$34,918	$19,533	$—
Class I	2,627,538	467,141	827,060	998,197	335,140
Class R6	—	—	—	—	—
Total	$2,713,709	$498,861	$861,978	$1,017,730	$335,140

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.90% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $133,534 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2025, the Fund has $23,418 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027	2028*
Class A	$17,154	$5,340	$3,555	$3,417	$4,842
Class I	856,771	98,971	347,861	281,515	128,424
Class R6	8,775	4,332	3,743	432	268
Total	$882,700	$108,643	$355,159	$285,364	$133,534

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $207,768 in expenses which are included under Expense waiver in the Consolidated Statement of Operations. As of April 30, 2025, the Fund has $40,689 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2025	2026	2027	2028*
Class A	$195,748	$40,189	$64,115	$64,235	$27,209
Class I	1,102,997	262,027	339,917	337,994	163,059
Class R6	137,108	38,082	42,237	39,289	17,500
Total	$1,435,853	$340,298	$446,269	$441,518	$207,768

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

(5)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. First Eagle High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $- in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2025, the Fund has $62,782 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities. During the period ended April 30, 2025, the Fund recouped $612,440.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028*
Class A	$—	$—	$—	$—
Class C	—	—	—	—
Class I	64,079	—	64,079	—
Class R6	10,892	3,040	7,852	—
Total	$74,971	$3,040	$71,931	$—

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

(6)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A,C, I, and R6 for First Eagle Short Duration High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2025, the Adviser reimbursed $133,256 in expenses which are included under Expense waiver in the Statement of Operations. As of April 30, 2025, the Fund has $134,416 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

  For the six months ended April 30, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2027	2028*
Class A	$68,774	$41,503	$27,271
Class I	391,204	285,309	105,895
Class R6	14,857	14,767	90
Total	$474,835	$341,579	$133,256

*  Amounts included represent the amounts incurred for the period November 1, 2024 to April 30, 2025. The finalized amount available for potential future repayment by the Adviser expiring October 31, 2028 will be available as of October 31, 2025.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund, which pays, and First Eagle High Yield Municipal Fund, which before December 27, 2023, paid the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and prior to December 27, 2023, First Eagle High Yield Municipal Fund and the Adviser, such Funds pay/paid the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six months ended April 30, 2025, the Adviser waived and the Funds had due from Adviser amounts shown below:

	Adviser Waived Amount	Due From Adviser
First Eagle Global Fund	$—	$—
First Eagle Overseas Fund	—	—
First Eagle U.S. Fund	—	—
First Eagle Gold Fund	—	—
First Eagle Global Income Builder Fund	—	—
First Eagle Rising Dividend Fund	—	—
First Eagle Small Cap Opportunity Fund	—	—
First Eagle U.S. Smid Cap Opportunity Fund	36,274	23,898
First Eagle Global Real Assets Fund	51,186	23,948
First Eagle High Yield Municipal Fund	—	—
First Eagle Short Duration High Yield Municipal Fund	—	—

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six months ended April 30, 2025, FEF Distributors, LLC realized $247,994, $9,560, $6,565, $35,766, $5,822, $2,840, $8,809, $406, $-, $63,366 and $9,465 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively. For the six months ended April 30, 2025, FEF Distributors, LLC realized $43,870, $2,208, $1,868, $4,474, $1,681, $197 and $11,304 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund and First Eagle High Yield Municipal Fund, respectively; and the Adviser realized $3,790, $7,203, $(1,470), $169, $16,835, $111, $173,753 and $109,178 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Small Cap Opportunity Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2025, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, First Eagle High Yield

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Municipal Fund, and First Eagle Short Duration High Yield Municipal Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A and Class C shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C
First Eagle Global Fund	0.25%	1.00%
First Eagle Overseas Fund	0.25%	1.00%
First Eagle U.S. Fund	0.25%	1.00%
First Eagle Gold Fund	0.25%	1.00%
First Eagle Global Income Builder Fund	0.25%	1.00%
First Eagle Rising Dividend Fund	0.25%	1.00%
First Eagle Small Cap Opportunity Fund	0.25%	1.00%
First Eagle U.S. Smid Cap Opportunity Fund	0.25%	n/a
First Eagle Global Real Assets Fund	0.25%	n/a
First Eagle High Yield Municipal Fund	0.25%	1.00%
First Eagle Short Duration High Yield Municipal Fund	0.25%	1.00%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended April 30, 2025, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six months ended April 30, 2025, the services fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Note 4 — Purchases and Sales of Securities

For the six months ended April 30, 2025, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$5,390,236,315	$4,957,998,758	$—	$—
First Eagle Overseas Fund	867,529,606	1,219,222,795	—	—
First Eagle U.S. Fund	110,215,654	142,071,455	—	—
First Eagle Gold Fund	98,464,878	161,751,691	—	—
First Eagle Global Income Builder Fund	97,709,683	94,849,384	33,268,540	30,913,241
First Eagle Rising Dividend Fund	42,251,489	62,828,402	—	—
First Eagle Small Cap Opportunity Fund	427,840,153	566,049,998	—	—
First Eagle U.S. Smid Cap Opportunity Fund	13,505,785	8,647,847	—	—
First Eagle Global Real Assets Fund	3,836,437	3,731,067	—	—
First Eagle High Yield Municipal Fund	5,150,704,525	2,928,312,304	—	—
First Eagle Short Duration High Yield Municipal Fund	1,100,256,918	450,804,395	—	—

Note 5 — Line of Credit

On June 24, 2024, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Variable Funds to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Funds had no borrowings under the agreement. On June 4, 2025, the Funds' Audit Committee approved an extension of the Credit Facility until Fall 2025, pending a negotiation of its renewal.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off- balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

$250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six months ended April 30, 2025.

Note 8 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle Funds | Semiannual Report | April 30, 2025

Notes to Financial Statements

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

First Eagle Funds | Semiannual Report | April 30, 2025

Board Considerations for Continuation of Current Advisory Agreements and Approval of New Advisory Agreements

At a meeting held on April 3, 2025, the Board of Trustees (the "Board") of the Funds, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Funds' current advisory agreements (the "Current Advisory Agreements"). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreements otherwise expire by their terms on (for the most part) June 30, 2025 (with certain agreements expiring in August 2025).

The Board of the Funds also approved "new" advisory agreements for the Funds with the Adviser (referred to here as the "New Advisory Agreements") that are substantially identical to the Current Advisory Agreements and will be effective subsequent to the prospective change of ownership (the "Transaction") of the parent company of the Adviser, First Eagle Holdings, Inc. ("FE Holdings"), subject to the approval of shareholders of the Funds. The Board also recommended that shareholders of the Funds approve the New Advisory Agreements.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreements related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreements (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer mutual funds, to Morningstar and Lipper "Category Averages," and to the Funds' stated market benchmarks. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the "Buyers") and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser's business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going

First Eagle Funds | Semiannual Report | April 30, 2025

Board Considerations for Continuation of Current Advisory Agreements and Approval of New Advisory Agreements

forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management's view that the Transaction, and related continuation of the Adviser's services without interruption under the proposed New Advisory Agreements, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Funds and their shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Funds by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable and within the range of what could be negotiated at arm's length, and that the continuance of the Current Advisory Agreements and the approval of the New Advisory Agreements should serve the best interests of each Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Funds and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Funds with investment research, advice and supervision, and continuously furnish an investment portfolio for each Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in each Fund's Prospectus. The Trustees were assured that service levels for the Funds subject to breakpoints or expense caps are not affected by the terms of the applicable breakpoint or expense cap.

•  The Trustees reviewed each Fund's generally long-standing historical relationship with the Adviser and the institutional resources available to the Funds under that relationship. The Trustees, in their deliberations, recognized that, for many of the Funds' shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and each of the Funds.

•  The Trustees commented on the background and experience of the Funds' portfolio managers and the quality of the Trustees' regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

•  The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry

First Eagle Funds | Semiannual Report | April 30, 2025

Board Considerations for Continuation of Current Advisory Agreements and Approval of New Advisory Agreements

and other highly regulated financial services sectors, their support for management's strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

•  The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreements would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Funds.

Investment Performance of the Funds and the Adviser

•  The Trustees were provided investment performance information for each Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting (where applicable, with no performance presented for the Short Duration High Yield Municipal Fund given it is recently formed, has very limited performance to review).

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Funds; Economies of Scale; Fall-Out Benefits

•  The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser and the Funds' total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Funds (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer mutual funds.

•  The Trustees considered representations that there will not be any unfair burden imposed on the Funds in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that any existing fee waivers or expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

•  The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Funds.

•  The Trustees considered potential economies of scale in the operation of the Funds and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Funds, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the majority of the Funds "pay" for administrative services performed by

First Eagle Funds | Semiannual Report | April 30, 2025

Board Considerations for Continuation of Current Advisory Agreements and Approval of New Advisory Agreements

the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Funds. Further scale as a result of the Transaction was considered but viewed as speculative.

•  The Trustees reviewed the Adviser's financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser, generally on a Fund by Fund basis. Profits to the Adviser vary meaningfully depending on the particular Fund, with some Funds showing losses to the Adviser and others showing profits. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized on a per-Fund basis.

•  The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser's parent company.

First Eagle Funds | Semiannual Report | April 30, 2025

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT are available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve- month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Advisory Trustee

Scott Sleyster*

Trustee Emeritus

Jean-Marie Eveillard**

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Sleyster is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

**  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semiannual Report | April 30, 2025

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Continuation of Current Advisory Agreements and Approval of New Advisory Agreements

At a meeting held on April 3, 2025, the Board of Trustees (the “Board”) of the Funds, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Funds’ current advisory agreements (the “Current Advisory Agreements”). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreements otherwise expire by their terms on (for the most part) June 30, 2025 (with certain agreements expiring in August 2025).

The Board of the Funds also approved “new” advisory agreements for the Funds with the Adviser (referred to here as the “New Advisory Agreements”) that are substantially identical to the Current Advisory Agreements and will be effective subsequent to the prospective change of ownership (the “Transaction”) of the parent company of the Adviser, First Eagle Holdings, Inc. (“FE Holdings”), subject to the approval of shareholders of the Funds. The Board also recommended that shareholders of the Funds approve the New Advisory Agreements.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreements related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreements (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer mutual funds, to Morningstar and Lipper “Category Averages,” and to the Funds’ stated market benchmarks. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the “Buyers”) and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser’s business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management’s view that the Transaction, and related continuation of the Adviser’s services without interruption under the proposed New Advisory Agreements, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Funds and their shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Funds by the Adviser as a result of the Transaction.

4

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fees were fair and reasonable and within the range of what could be negotiated at arm’s length, and that the continuance of the Current Advisory Agreements and the approval of the New Advisory Agreements should serve the best interests of each Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

●	The Trustees reviewed the services provided by the Adviser to the Funds and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Funds with investment research, advice and supervision, and continuously furnish an investment portfolio for each Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in each Fund’s Prospectus. The Trustees were assured that service levels for the Funds subject to breakpoints or expense caps are not affected by the terms of the applicable breakpoint or expense cap.

●	The Trustees reviewed each Fund’s generally long-standing historical relationship with the Adviser and the institutional resources available to the Funds under that relationship. The Trustees, in their deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and each of the Funds.

●	The Trustees commented on the background and experience of the Funds’ portfolio managers and the quality of the Trustees’ regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

●	The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

●	The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreements would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Funds.

5

Investment Performance of the Funds and the Adviser

●	The Trustees were provided investment performance information for each Fund on both an absolute and a relative basis over 1-year, 3-year, 5-year and 10-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting (where applicable, with no performance presented for the Short Duration High Yield Municipal Fund given it is recently formed, has very limited performance to review).

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Funds; Economies of Scale; Fall-Out Benefits

●	The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser and the Funds’ total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Funds (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer mutual funds.

●	The Trustees considered representations that there will not be any unfair burden imposed on the Funds in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that any existing fee waivers or expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

●	The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Funds.

●	The Trustees considered potential economies of scale in the operation of the Funds and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Funds, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the majority of the Funds “pay” for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Funds. Further scale as a result of the Transaction was considered but viewed as speculative.

6

●	The Trustees reviewed the Adviser’s financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser, generally on a Fund by Fund basis. Profits to the Adviser vary meaningfully depending on the particular Fund, with some Funds showing losses to the Adviser and others showing profits. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized on a per-Fund basis.

●	The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser’s parent company.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

7

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date July 3, 2025

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date July 3, 2025

*Print the name and title of each signing officer under his or her signature.

6